UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-21774
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                First Trust Exchange-Traded AlphaDEX(R) Fund II
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               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
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              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
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                    (Name and address of agent for service)


       Registrant's telephone number, including area code: (630) 765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: June 30, 2014
                                              -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


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FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

Semi-Annual Report                    June 30, 2014

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First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund (FPA)
First Trust Europe AlphaDEX(R) Fund (FEP)
First Trust Latin America AlphaDEX(R) Fund (FLN)
First Trust Brazil AlphaDEX(R) Fund (FBZ)
First Trust China AlphaDEX(R) Fund (FCA)
First Trust Japan AlphaDEX(R) Fund (FJP)
First Trust South Korea AlphaDEX(R) Fund (FKO)
First Trust Developed Markets Ex-US AlphaDEX(R) Fund (FDT)
First Trust Emerging Markets AlphaDEX(R) Fund (FEM)
First Trust Germany AlphaDEX(R) Fund (FGM)
First Trust Canada AlphaDEX(R) Fund (FCAN)
First Trust Australia AlphaDEX(R) Fund (FAUS)
First Trust United Kingdom AlphaDEX(R) Fund (FKU)
First Trust Taiwan AlphaDEX(R) Fund (FTW)
First Trust Hong Kong AlphaDEX(R) Fund (FHK)
First Trust Switzerland AlphaDEX(R) Fund (FSZ)
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund (FDTS) First Trust Emerging Markets Small Cap AlphaDEX(R) Fund (FEMS)

                                  AlphaDEX(R)
                                 FAMILY OF ETFs


      AlphaDEX(R) is a registered trademark of First Trust Portfolios L.P.

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TABLE OF CONTENTS
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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2014

Shareholder Letter .........................................................   2
Market Overview.............................................................   3
Fund Performance Overview
      First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund (FPA)..............   4
      First Trust Europe AlphaDEX(R) Fund (FEP).............................   6
      First Trust Latin America AlphaDEX(R) Fund (FLN)......................   8
      First Trust Brazil AlphaDEX(R) Fund (FBZ).............................  10
      First Trust China AlphaDEX(R) Fund (FCA)..............................  12
      First Trust Japan AlphaDEX(R) Fund (FJP)..............................  14
      First Trust South Korea AlphaDEX(R) Fund (FKO)........................  16
      First Trust Developed Markets Ex-US AlphaDEX(R) Fund (FDT)............  18
      First Trust Emerging Markets AlphaDEX(R) Fund (FEM)...................  20
      First Trust Germany AlphaDEX(R) Fund (FGM)............................  22
      First Trust Canada AlphaDEX(R) Fund (FCAN)............................  24
      First Trust Australia AlphaDEX(R) Fund (FAUS).........................  26
      First Trust United Kingdom AlphaDEX(R) Fund (FKU).....................  28
      First Trust Taiwan AlphaDEX(R) Fund (FTW).............................  30
      First Trust Hong Kong AlphaDEX(R) Fund (FHK)..........................  32
      First Trust Switzerland AlphaDEX(R) Fund (FSZ)........................  34
      First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund
        (FDTS)..............................................................  36
      First Trust Emerging Markets Small Cap AlphaDEX(R) Fund (FEMS)........  38
Notes to Fund Performance Overview..........................................  40
Understanding Your Fund Expenses............................................  41
Portfolio of Investments
      First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund (FPA)..............  43
      First Trust Europe AlphaDEX(R) Fund (FEP).............................  46
      First Trust Latin America AlphaDEX(R) Fund (FLN)......................  51
      First Trust Brazil AlphaDEX(R) Fund (FBZ).............................  53
      First Trust China AlphaDEX(R) Fund (FCA)..............................  55
      First Trust Japan AlphaDEX(R) Fund (FJP)..............................  57
      First Trust South Korea AlphaDEX(R) Fund (FKO)........................  60
      First Trust Developed Markets Ex-US AlphaDEX(R) Fund (FDT)............  62
      First Trust Emerging Markets AlphaDEX(R) Fund (FEM)...................  68
      First Trust Germany AlphaDEX(R) Fund (FGM)............................  72
      First Trust Canada AlphaDEX(R) Fund (FCAN)............................  74
      First Trust Australia AlphaDEX(R) Fund (FAUS).........................  76
      First Trust United Kingdom AlphaDEX(R) Fund (FKU).....................  78
      First Trust Taiwan AlphaDEX(R) Fund (FTW).............................  80
      First Trust Hong Kong AlphaDEX(R) Fund (FHK)..........................  82
      First Trust Switzerland AlphaDEX(R) Fund (FSZ)........................  84
      First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund
        (FDTS)..............................................................  86
      First Trust Emerging Markets Small Cap AlphaDEX(R) Fund (FEMS)........  93
Statements of Assets and Liabilities........................................  98
Statements of Operations.................................................... 102
Statements of Changes in Net Assets......................................... 106
Financial Highlights........................................................ 112
Notes to Financial Statements............................................... 125
Additional Information...................................................... 135

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JUNE 30, 2014

Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust").

As a shareholder, twice a year you receive a detailed report about your investment, including performance and a market overview for the period. Additionally, First Trust Advisors L.P. ("First Trust") compiles the Trust's financial statements for you to review. These reports are intended to keep you up-to-date on your investment, and I encourage you to read this document and discuss it with your financial advisor.

As you are probably aware, the six months covered by this report saw both challenging economic and political issues in the U.S. However, the period was still positive for the markets. In fact, the S&P 500(R) Index, as measured on a total return basis, rose 7.14% during the six months ended June 30, 2014. Of course, past performance can never be an indicator of future performance, but First Trust believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors as they work toward their financial goals.

First Trust continues to offer a variety of products that we believe could fit the financial plans for many investors seeking long-term investment success. Your financial advisor can tell you about the other investments First Trust offers that might fit your financial goals. We encourage you to discuss those goals with your financial advisor regularly so that he or she can help keep you on track and help you choose investments that match your goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2014

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has 23 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE GLOBAL ECONOMY

The U.S. economic recovery turned five years old in June. U.S. real GDP growth averaged 2.1% over that period, according to data from the Bureau of Economic Analysis. The International Monetary Fund's (IMF) latest forecast for U.S. growth in 2014 is 1.7%. The U.S. economy has shown improvement in the areas of job growth, manufacturing, and housing. Whether or not the IMF's forecast is accurate, or perhaps even understated, the underpinnings of the economy have likely solidified considering the Federal Reserve's announcement in early July that it will end its bond buying (quantitative easing) program in October.

In July, the IMF trimmed its global GDP growth forecast for 2014 from 3.7% to 3.4%. The world economy grew by 3.2% in 2013. It cited such geopolitical risks as the Ukraine/Russia conflict, the ongoing battles throughout the Middle East and the recent fighting between Israel and the Palestinians, for the downward adjustment. The IMF kept its 2015 growth estimate at 4.0%. It estimates that the average GDP growth rate for "Emerging & Developing Economies" will be 4.6% in 2014. Its 2014 estimate for China was cut from 7.6% to 7.4%. The growth estimate for the Eurozone was unchanged at 1.1%.

Mergers & Acquisitions (M&A) activity was strong worldwide in the first half of 2014. The value of global M&A deals totaled $1.8 trillion, up 73% from the first half of 2013 and the strongest first half for global deals since 1998, according to Thomson Reuters. Deal volume totaled $1.1 trillion in Q2'14, indicating a surge in activity from Q1'14.

The outlook for the earnings growth potential of foreign equities is relatively optimistic for the remainder of 2014 and 2015, according to consensus estimates from Bloomberg. As of August 11, 2014, the 2014 and 2015 earnings growth rate estimates for the MSCI World (Ex U.S.) Index were 36.12% and 12.12%, respectively, while the 2014 and 2015 estimates for the MSCI Emerging Markets Index were 12.00% and 11.92%, respectively. These compare quite favorably with the S&P 500(R) Index's earnings growth rate estimates of 8.07% (2014) and 11.09%
(2015).

In the first half of 2014, investors funneled a net $67.5 billion into international equity (open-end) funds, a pace consistent with the $134.6 billion in net inflows for the 12-month period ended June 2014, according to Morningstar. Diversified emerging markets funds reported net inflows totaling $7.7 billion in the first half of 2014 and $17.8 billion for the 12-month period ended June 2014.

PERFORMANCE OF FOREIGN STOCKS AND BONDS

Investors appeared to have regained their appetites for foreign debt securities in the first half of 2014. The Barclays Global Emerging Markets Index of debt securities, which fell 2.66% (USD) in 2013, posted a total return of 7.10% in the first half of 2014. The Barclays Global Aggregate Index of higher-quality debt, which declined by 2.60% (USD) in 2013, posted a total return of 4.93% over the same period. Investors also showed interest in foreign equities. The MSCI Emerging Markets Index posted a total return of 6.14% (USD), while the MSCI World Index (excluding the U.S.) posted a total return of 5.40% (USD). The U.S. dollar declined by 0.3% against a basket of major currencies, as measured by the U.S. Dollar Index (DXY). So the dollar had little influence on returns for U.S. investors in the first half of 2014, in our opinion.

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)

The First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Asia Pacific Ex-Japan Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca, Inc. (the "NYSE Arca" or the "Exchange") under the ticker symbol "FPA." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Asia Pacific Ex-Japan BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

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PERFORMANCE
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                                                                                           AVERAGE ANNUAL          CUMULATIVE
                                                                                            TOTAL RETURNS         TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended   Inception (4/18/11)   Inception (4/18/11)
                                                             6/30/14         6/30/14         to 6/30/14            to 6/30/14

FUND PERFORMANCE
NAV                                                           9.29%          25.98%            2.66%                  8.77%
Market Price                                                  7.86%          26.69%            2.60%                  8.55%

INDEX PERFORMANCE
Defined Asia Pacific Ex-Japan Index                           8.28%          25.36%            3.23%                 10.71%
S&P Asia Pacific Ex-Japan BMI Index                           6.49%          19.63%            3.51%                 11.66%
MSCI Pacific ex-Japan Index                                   7.40%          18.83%            5.12%                 17.34%
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(See Notes to Fund Performance Overview on page 40.)

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA) (CONTINUED)

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PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2014
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                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Financials                                   33.2%
Consumer Discretionary                       15.6
Industrials                                  15.0
Information Technology                        9.4
Materials                                     7.9
Consumer Staples                              6.9
Energy                                        3.8
Telecommunication Services                    3.6
Utilities                                     2.8
Health Care                                   1.8
                                           -------
   Total                                    100.0%
                                           =======


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TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
AMOREPACIFIC Group                            2.4%
Flextronics International Ltd.                1.9
Olam International Ltd.                       1.9
SK Hynix, Inc.                                1.8
Wharf Holdings Ltd.                           1.8
Hotel Shilla Co., Ltd.                        1.8
Sun Hung Kai Properties Ltd.                  1.8
Henderson Land Development Co., Ltd.          1.8
Link REIT                                     1.7
Hysan Development Co., Ltd.                   1.7
                                           -------
   Total                                     18.6%
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                            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  APRIL 18, 2011 - JUNE 30, 2014

            First Trust Asia Pacific    Defined Asia Pacific    S&P Asia Pacific     MSCI Pacific
            Ex-Japan AlphaDEX(R) Fund      Ex-Japan Index      Ex-Japan BMI Index   Ex-Japan Index
4/18/11              10000                    10000                 10000              10000
6/30/11              10170                    10139                  9825               9772
12/31/11              7822                     7876                  8216               8314
6/30/12               8100                     8119                  8614               8798
12/31/12              9586                     9653                 10061              10357
6/30/13               8635                     8832                  9335               9875
12/31/13              9953                    10226                 10487              10926
6/30/14              10878                    11073                 11168              11735
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Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

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                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
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FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11         69               43              9              1
1/1/12 - 12/31/12          94               70             11              1
1/1/13 - 12/31/13          93               77             18              0
1/1/14 - 6/30/14           59               34              0              0

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                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
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FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11         43                7              5              1
1/1/12 - 12/31/12          61               13              0              0
1/1/13 - 12/31/13          44               15              5              0
1/1/14 - 6/30/14           22                7              2              0

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)

The First Trust Europe AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Europe Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FEP." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Europe BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

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PERFORMANCE
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                                                                                          AVERAGE ANNUAL         CUMULATIVE
                                                                                           TOTAL RETURNS        TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (4/18/11)  Inception (4/18/11)
                                                             6/30/14         6/30/14        to 6/30/14           to 6/30/14

FUND PERFORMANCE
NAV                                                           5.88%          32.35%           8.01%                28.01%
Market Price                                                  5.17%          31.75%           8.12%                28.39%

INDEX PERFORMANCE
Defined Europe Index                                          6.13%          33.80%           9.04%                31.91%
S&P Europe BMI Index                                          5.85%          30.77%           9.74%                34.63%
MSCI Europe Index                                             5.48%          29.28%           9.18%                32.46%
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(See Notes to Fund Performance Overview on page 40.)

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP) (CONTINUED)

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PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Financials                                   27.1%
Industrials                                  19.9
Consumer Discretionary                       12.3
Utilities                                     9.0
Materials                                     8.6
Energy                                        7.4
Consumer Staples                              5.9
Telecommunication Services                    4.8
Health Care                                   2.7
Information Technology                        2.3
                                           -------
   Total                                    100.0%
                                           =======


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TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Kinnevik Investment AB                        1.0%
DCC PLC                                       1.0
BP PLC                                        0.9
Aviva PLC                                     0.9
Societa Iniziative Autostradali e
   Servizi S.p.A.                             0.9
Great Portland Estates PLC                    0.9
Investor AB                                   0.9
3i Group PLC                                  0.9
Shaftesbury PLC                               0.9
Industrivarden AB                             0.9
                                           -------
   Total                                      9.2%
                                           =======

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                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 18, 2011 - JUNE 30, 2014

            First Trust Europe    Defined Europe    S&P Europe    MSCI Europe
             AlphaDEX(R) Fund         Index         BMI Index        Index
4/18/11          10000               10000           10000          10000
6/30/11          10265               10315           10315          10321
12/31/11          7547                7654            8320           8418
6/30/12           7650                7755            8567           8620
12/31/12          9206                9310           10002          10028
6/30/13           9672                9859           10295          10247
12/31/13         12091               12428           12718          12560
6/30/14          12802               13190           13462          13248
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Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
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FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11         69               60             21              3
1/1/12 - 12/31/12          71              110             49              1
1/1/13 - 12/31/13          70              152             22              1
1/1/14 - 6/30/14           90               24              1              0

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                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11         19                6              0              0
1/1/12 - 12/31/12          18                1              0              0
1/1/13 - 12/31/13           6                1              0              0
1/1/14 - 6/30/14            8                1              0              0

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)

The First Trust Latin America AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Latin America Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FLN." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Latin America BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

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PERFORMANCE
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                                                                                          AVERAGE ANNUAL         CUMULATIVE
                                                                                           TOTAL RETURNS        TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (4/18/11)  Inception (4/18/11)
                                                             6/30/14         6/30/14        to 6/30/14           to 6/30/14

FUND PERFORMANCE
NAV                                                           5.39%           6.47%          -3.34%               -10.30%
Market Price                                                  4.56%           5.58%          -3.52%               -10.84%

INDEX PERFORMANCE
Defined Latin America Index                                   6.24%           7.53%          -1.80%                -5.64%
S&P Latin America BMI Index                                   6.40%           7.47%          -5.14%               -15.55%
MSCI EM Latin America Index                                   7.19%           9.01%          -5.62%               -16.88%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Utilities                                    19.1%
Industrials                                  16.7
Materials                                    15.0
Consumer Discretionary                       12.9
Financials                                   11.9
Consumer Staples                              7.9
Energy                                        7.0
Telecommunication Services                    6.3
Information Technology                        3.2
                                           -------
   Total                                    100.0%
                                           =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Kroton Educacional S.A.                       3.9%
Cemex Latam Holdings S.A.                     3.7
Cia Paranaense de Energia (Preference
   Shares)                                    3.6
Gruma S.A.B. de C.V., Series B                3.6
Cia de Saneamento Basico do Estado de
   Sao Paulo                                  3.5
Petroleo Brasileiro S.A. (Preference Shares)  3.5
Cia Energetica de Minas Gerais (Preference
   Shares)                                    3.4
Cia Energetica de Sao Paulo (Preference
   Shares)                                    3.3
Cielo S.A.                                    3.2
Porto Seguro S.A.                             3.2
                                           -------
   Total                                     34.9%
                                           =======

---------------------------------------------------------------------------------------------------------
                               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                     APRIL 18, 2011 - JUNE 30, 2014

            First Trust Latin America   Defined Latin America   S&P Latin America   MSCI EM Latin America
                AlphaDEX(R) Fund                Index               BMI Index               Index
4/18/11              10000                      10000                  10000                10000
6/30/11              10114                      10154                  10046                10039
12/31/11              8359                       8513                   8185                 8236
6/30/12               8525                       8699                   8258                 8196
12/31/12              9474                       9759                   9127                 8949
6/30/13               8424                       8774                   7859                 7625
12/31/13              8510                       8880                   7938                 7754
6/30/14               8969                       9434                   8446                 8312
---------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11         31               80             42              3
1/1/12 - 12/31/12         151               73              3              2
1/1/13 - 12/31/13          85               41              8              0
1/1/14 - 6/30/14           16                0              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11         17                5              0              0
1/1/12 - 12/31/12          20                1              0              0
1/1/13 - 12/31/13         102               14              2              0
1/1/14 - 6/30/14           87               18              3              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)

The First Trust Brazil AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Brazil Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FBZ." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Brazil BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                          AVERAGE ANNUAL         CUMULATIVE
                                                                                           TOTAL RETURNS        TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (4/18/11)  Inception (4/18/11)
                                                             6/30/14         6/30/14        to 6/30/14           to 6/30/14

FUND PERFORMANCE
NAV                                                           6.28%           8.93%          -8.46%               -24.66%
Market Price                                                  5.05%           8.54%          -8.53%               -24.84%

INDEX PERFORMANCE
Defined Brazil Index                                          7.09%           9.26%          -7.30%               -21.54%
S&P Brazil BMI Index                                          9.66%          11.39%          -8.67%               -25.18%
MSCI Brazil Index                                            10.50%          13.11%          -9.29%               -26.80%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Utilities                                    19.7%
Materials                                    18.3
Financials                                   18.2
Consumer Discretionary                       10.7
Telecommunication Services                    8.6
Consumer Staples                              8.6
Energy                                        6.1
Industrials                                   3.7
Health Care                                   3.2
Information Technology                        2.9
                                           -------
   Total                                    100.0%
                                           =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Cia Energetica de Minas Gerais
   (Preference Shares)                        4.0%
Cia Paranaense de Energia (Preference
   Shares)                                    3.8
BR Malls Participacoes S.A.                   3.8
Porto Seguro S.A.                             3.7
Tim Participacoes S.A.                        3.6
Petroleo Brasileiro S.A. (Preference
   Shares)                                    3.5
Telefonica Brasil S.A. (Preference Shares)    3.5
Cia Energetica de Sao Paulo (Preference
   Shares)                                    3.4
Qualicorp S.A.                                3.2
JBS S.A.                                      3.0
                                           -------
   Total                                     35.5%
                                           =======

--------------------------------------------------------------------------------
                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 18, 2011 - JUNE 30, 2014

            First Trust Brazil    Defined Brazil    S&P Brazil    MSCI Brazil
             AlphaDEX(R) Fund         Index          BMI Index       Index
4/18/11          10000               10000            10000         10000
6/30/11           9884                9933             9949          9926
12/31/11          7858                7946             7929          7887
6/30/12           7907                8002             7413          7280
12/31/12          8314                8512             8180          7890
6/30/13           6918                7182             6718          6471
12/31/13          7090                7327             6824          6624
6/30/14           7535                7846             7483          7320
--------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11         16               27             52             64
1/1/12 - 12/31/12          84               38             11              1
1/1/13 - 12/31/13         166               57              7              1
1/1/14 - 6/30/14           76               10              3              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11         14                4              1              0
1/1/12 - 12/31/12         107                8              1              0
1/1/13 - 12/31/13          16                3              2              0
1/1/14 - 6/30/14           28                3              3              1

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)

The First Trust China AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined China Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FCA." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P China BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                          AVERAGE ANNUAL         CUMULATIVE
                                                                                           TOTAL RETURNS        TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (4/18/11)  Inception (4/18/11)
                                                             6/30/14         6/30/14        to 6/30/14           to 6/30/14

FUND PERFORMANCE
NAV                                                          -7.29%          12.56%          -7.41%               -21.85%
Market Price                                                 -7.96%          14.44%          -7.40%               -21.82%

INDEX PERFORMANCE
Defined China Index                                          -6.71%          14.14%          -6.67%               -19.83%
S&P China BMI Index                                          -0.79%          19.00%          -0.30%                -0.96%
MSCI China Index                                             -0.67%          15.67%          -0.66%                -2.11%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Financials                                   19.0%
Utilities                                    16.2
Information Technology                       13.4
Industrials                                  11.2
Materials                                    10.9
Energy                                       10.2
Consumer Discretionary                        7.6
Health Care                                   5.5
Telecommunication Services                    4.2
Consumer Staples                              1.8
                                           -------
   Total                                    100.0%
                                           =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Huadian Power International Corp. Ltd.,
   Class H                                    4.5%
Beijing Enterprises Water Group Ltd.          3.8
China Hongqiao Group Ltd.                     3.8
Evergrande Real Estate Group Ltd.             3.7
China Coal Energy Co., Ltd., Class H          3.3
CITIC Pacific Ltd.                            3.3
SOHO China Ltd.                               3.3
Haier Electronics Group Co., Ltd.             3.2
GOME Electrical Appliances Holding Ltd.       3.2
China Taiping Insurance Holdings Co., Ltd.    3.1
                                           -------
   Total                                     35.2%
                                           =======

--------------------------------------------------------------------------------
                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 18, 2011 - JUNE 30, 2014

             First Trust China     Defined China     S&P China     MSCI China
             AlphaDEX(R) Fund          Index         BMI Index       Index
4/18/11           10000               10000           10000         10000
6/30/11            9334                9279            9446          9583
12/31/11           6692                6670            7502          7746
6/30/12            7023                6935            7764          8048
12/31/12           8568                8506            9045          9508
6/30/13            6942                7022            8322          8463
12/31/13           8428                8591            9982          9855
6/30/14            7814                8015            9903          9789
--------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11         32               35             36             16
1/1/12 - 12/31/12          84               49             16              4
1/1/13 - 12/31/13          64               31             16              0
1/1/14 - 6/30/14           39               26              3              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11         31               20              7              1
1/1/12 - 12/31/12          70               23              4              0
1/1/13 - 12/31/13          54               51             33              3
1/1/14 - 6/30/14           34               17              5              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)

The First Trust Japan AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Japan Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FJP." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Japan BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                          AVERAGE ANNUAL         CUMULATIVE
                                                                                           TOTAL RETURNS        TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (4/18/11)  Inception (4/18/11)
                                                             6/30/14         6/30/14        to 6/30/14           to 6/30/14

FUND PERFORMANCE
NAV                                                           4.21%          15.67%           6.90%                23.84%
Market Price                                                  3.15%          15.46%           6.99%                24.17%

INDEX PERFORMANCE
Defined Japan Index                                           4.15%          16.55%           7.14%                24.70%
S&P Japan BMI Index                                           1.66%          11.21%           8.53%                29.93%
MSCI Japan Index                                              0.68%           9.85%           8.15%                28.50%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Industrials                                  26.4%
Information Technology                       17.7
Consumer Discretionary                       16.1
Materials                                    13.9
Financials                                    7.6
Energy                                        7.1
Telecommunication Services                    4.6
Utilities                                     2.5
Consumer Staples                              2.4
Health Care                                   1.7
                                           -------
   Total                                    100.0%
                                           =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Seiko Epson Corp.                             2.6%
Minebea Co., Ltd.                             2.5
Sumitomo Metal Mining Co., Ltd.               2.0
NOK Corp.                                     2.0
Nippon Telegraph & Telephone Corp.            1.9
Mitsui & Co., Ltd.                            1.9
Japan Airlines Co., Ltd.                      1.8
Mitsubishi Corp.                              1.8
SCSK Corp.                                    1.7
Sumitomo Corp.                                1.7
                                           -------
   Total                                     19.9%
                                           =======


--------------------------------------------------------------------------------
                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 18, 2011 - JUNE 30, 2014

             First Trust Japan     Defined Japan     S&P Japan    MSCI Japan
             AlphaDEX(R) Fund          Index         BMI Index       Index
4/18/11            10000               10000           10000         10000
6/30/11            10724               10567           10350         10315
12/31/11            9534                9452            9395          9278
6/30/12             9270                9136            9671          9569
12/31/12            9096                9016           10102         10037
6/30/13            10707               10698           11682         11698
12/31/13           11885               11972           12780         12764
6/30/14            12385               12469           12992         12851
--------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11         79               52              5              3
1/1/12 - 12/31/12         113               30              8              1
1/1/13 - 12/31/13          71               70             40              9
1/1/14 - 6/30/14           43               27              2              1

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11         33                5              1              0
1/1/12 - 12/31/12          79               17              2              0
1/1/13 - 12/31/13          37               19              4              2
1/1/14 - 6/30/14           31               16              3              1

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)

The First Trust South Korea AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined South Korea Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FKO." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P South Korea BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                          AVERAGE ANNUAL         CUMULATIVE
                                                                                           TOTAL RETURNS        TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (4/18/11)  Inception (4/18/11)
                                                             6/30/14         6/30/14        to 6/30/14           to 6/30/14

FUND PERFORMANCE
NAV                                                           0.21%          23.41%          -1.01%                -3.19%
Market Price                                                 -2.51%          22.86%          -1.20%                -3.80%

INDEX PERFORMANCE
Defined South Korea Index                                     0.73%          24.57%          -0.02%                -0.08%
S&P South Korea BMI Index                                     4.62%          23.27%           2.39%                 7.86%
MSCI South Korea Index                                        4.05%          24.38%           1.75%                 5.69%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Information Technology                       22.1%
Consumer Discretionary                       15.7
Industrials                                  15.1
Financials                                   14.7
Materials                                    11.0
Telecommunication Services                    7.4
Consumer Staples                              5.4
Utilities                                     5.3
Energy                                        3.3
Health Care                                   0.0
                                           -------
   Total                                    100.0%
                                           =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
SK Hynix, Inc.                                4.6%
LG Display Co., Ltd.                          4.4
Kia Motors Corp.                              3.5
KT Corp.                                      3.4
Samsung Electronics Co., Ltd.                 3.4
AMOREPACIFIC Group                            3.3
SK Holdings Co., Ltd.                         3.3
Dongbu Insurance Co., Ltd.                    3.2
NAVER Corp.                                   3.2
Korea Electric Power Corp.                    3.0
                                           -------
   Total                                     35.3%
                                           =======

----------------------------------------------------------------------------------------------------
                            PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                   APRIL 18, 2011 - JUNE 30, 2014

            First Trust South Korea     Defined South Korea     S&P South Korea     MSCI South Korea
               AlphaDEX(R) Fund                Index               BMI Index             Index
4/18/11             10000                      10000                 10000               10000
6/30/11             10266                      10241                  9969                9922
12/31/11             7729                       7800                  8262                8064
6/30/12              7704                       7694                  8614                8488
12/31/12             9067                       9119                  9907                9772
6/30/13              7844                       8022                  8749                8498
12/31/13             9660                       9921                 10309               10158
6/30/14              9680                       9993                 10785               10569
----------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11         13                5              0              1
1/1/12 - 12/31/12          51               71             13              6
1/1/13 - 12/31/13          86               72             13              7
1/1/14 - 6/30/14           42               16              1              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11         31               37             56             35
1/1/12 - 12/31/12          57               36             16              0
1/1/13 - 12/31/13          53               21              0              0
1/1/14 - 6/30/14           51                9              5              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

The First Trust Developed Markets Ex-US AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Developed Markets Ex-US Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FDT." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Developed Markets Ex-US BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                          AVERAGE ANNUAL         CUMULATIVE
                                                                                           TOTAL RETURNS        TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (4/18/11)  Inception (4/18/11)
                                                             6/30/14         6/30/14        to 6/30/14           to 6/30/14

FUND PERFORMANCE
NAV                                                           4.48%          20.88%           4.30%                14.42%
Market Price                                                  4.05%          22.11%           4.47%                15.02%

INDEX PERFORMANCE
Defined Developed Markets ex-US Index                         4.65%          22.17%           5.18%                17.54%
S&P Developed Markets Ex-US BMI Index                         5.73%          24.53%           7.63%                26.54%
MSCI World Ex-US Index                                        5.40%          23.83%           7.72%                26.88%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Financials                                   23.7%
Industrials                                  17.5
Consumer Discretionary                       17.0
Materials                                     9.9
Information Technology                        8.4
Energy                                        6.2
Consumer Staples                              5.3
Health Care                                   4.8
Utilities                                     3.8
Telecommunication Services                    3.4
                                           -------
   Total                                    100.0%
                                           =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Seiko Epson Corp.                             0.7%
Sumitomo Metal Mining Co., Ltd.               0.7
Linamar Corp.                                 0.7
Minebea Co., Ltd.                             0.7
Fujitsu Ltd.                                  0.7
Frasers Centrepoint Ltd.                      0.7
Kinnevik Investment AB                        0.6
SK Hynix, Inc.                                0.6
Wharf Holdings Ltd.                           0.6
DCC PLC                                       0.6
                                           -------
   Total                                      6.6%
                                           =======

---------------------------------------------------------------------------------------------------------
                               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                     APRIL 18, 2011 - JUNE 30, 2014

            First Trust Developed Markets      Defined Developed      S&P Developed Ex-US     MSCI World
               Ex-US AlphaDEX(R) Fund         Markets Ex-US Index          BMI Index          Ex-US Index
4/18/11                 10000                       10000                   10000               10000
6/30/11                 10218                       10215                   10173               10192
12/31/11                 7908                        7970                    8476                8545
6/30/12                  7951                        7996                    8701                8753
12/31/12                 9249                        9315                    9900                9948
6/30/13                  9465                        9622                   10160               10247
12/31/13                10951                       11233                   11966               12039
6/30/14                 11442                       11755                   12652               12689
---------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11         48               26              9              1
1/1/12 - 12/31/12         133               59             12              0
1/1/13 - 12/31/13         132               77              5              0
1/1/14 - 6/30/14           46               43              1              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11         52               39              3              0
1/1/12 - 12/31/12          40                6              0              0
1/1/13 - 12/31/13          30                8              0              0
1/1/14 - 6/30/14           25                9              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)

The First Trust Emerging Markets AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Emerging Markets Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FEM." The Fund commenced trading on April 19, 2011.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Emerging Markets BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                          AVERAGE ANNUAL         CUMULATIVE
                                                                                           TOTAL RETURNS        TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (4/18/11)  Inception (4/18/11)
                                                             6/30/14         6/30/14        to 6/30/14           to 6/30/14

FUND PERFORMANCE
NAV                                                           3.33%          10.19%          -2.31%                -7.20%
Market Price                                                  2.25%          11.15%          -2.30%                -7.19%

INDEX PERFORMANCE
Defined Emerging Markets Index                                3.84%          11.05%          -1.25%                -3.94%
S&P Emerging Markets BMI Index                                7.32%          14.49%          -0.36%                -1.15%
MSCI Emerging Markets Index                                   6.14%          14.31%          -0.54%                -1.72%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Financials                                   17.8%
Information Technology                       14.0
Energy                                       13.7
Utilities                                    11.6
Industrials                                  10.0
Materials                                     9.9
Consumer Discretionary                        8.9
Telecommunication Services                    6.3
Consumer Staples                              5.9
Health Care                                   1.9
                                           -------
   Total                                    100.0%
                                           =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Inotera Memories, Inc.                        1.9%
Largan Precision Co., Ltd.                    1.8
Kroton Educacional S.A.                       1.3
Vipshop Holdings Ltd., ADR                    1.3
E.ON Russia JSC                               1.3
CNOOC Ltd.                                    1.3
China South City Holdings Ltd.                1.2
Steinhoff International Holdings Ltd.         1.2
Tatneft OAO                                   1.2
China Hongqiao Group Ltd.                     1.2
                                           -------
   Total                                     13.7%
                                           =======

-----------------------------------------------------------------------------------------------------
                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                   APRIL 18, 2011 - JUNE 30, 2014

            First Trust Emerging Markets    Defined Emerging    S&P Emerging Markets    MSCI Emerging
                  AlphaDEX(R) Fund           Markets Index           BMI Index          Markets Index
4/18/11               10000                     10000                 10000                10000
6/30/11                9787                      9770                  9888                 9945
12/31/11               7678                      7729                  7895                 8042
6/30/12                8052                      8125                  8253                 8358
12/31/12               9293                      9427                  9355                 9507
6/30/13                8423                      8651                  8636                 8597
12/31/13               8981                      9251                  9213                 9259
6/30/14                9280                      9606                  9887                 9828
-----------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 19, 2011 (commencement of trading) through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11         31               60             57              5
1/1/12 - 12/31/12         105               72             14              1
1/1/13 - 12/31/13         100               60             12              1
1/1/14 - 6/30/14           56               31              1              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/19/11 - 12/31/11         12               12              1              0
1/1/12 - 12/31/12          47               10              1              0
1/1/13 - 12/31/13          50               24              5              0
1/1/14 - 6/30/14           24               11              1              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)

The First Trust Germany AlphaDEX(R) Fund (the"Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index call the Defined Germany Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FGM." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Germany BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                          AVERAGE ANNUAL         CUMULATIVE
                                                                                           TOTAL RETURNS        TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (2/14/12)  Inception (2/14/12)
                                                             6/30/14         6/30/14        to 6/30/14           to 6/30/14

FUND PERFORMANCE
NAV                                                           2.67%          29.95%          17.61%                47.00%
Market Price                                                  0.98%          30.33%          17.48%                46.62%

INDEX PERFORMANCE
Defined Germany Index                                         2.48%          30.58%          17.92%                47.86%
S&P Germany BMI Index                                         1.91%          29.76%          19.10%                51.40%
MSCI Germany Index                                            1.31%          29.35%          18.95%                50.93%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Consumer Discretionary                       25.4%
Industrials                                  14.0
Materials                                    13.7
Health Care                                  11.4
Telecommunication Services                    8.4
Information Technology                        7.7
Financials                                    7.7
Consumer Staples                              6.1
Utilities                                     5.6
                                           -------
   Total                                    100.0%
                                           =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Celesio AG                                    4.6%
K+S AG                                        4.4
Continental AG                                4.3
TUI AG                                        4.2
Telefonica Deutschland Holding AG             4.1
Porsche Automobil Holding SE (Preference
   Shares)                                    4.1
Evonik Industries AG                          4.0
Metro AG                                      3.7
HeidelbergCement AG                           3.7
E.ON SE                                       3.6
                                           -------
   Total                                     40.7%
                                           =======

--------------------------------------------------------------------------------
                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       FEBRUARY 14, 2012 - JUNE 30, 2014

           First Trust Germany    Defined Germany    S&P Germany    MSCI Germany
            AlphaDEX(R) Fund           Index          BMI Index        Index
2/14/12           10000               10000            10000           10000
6/30/12            9157                9132             9197            9174
12/31/12          11309               11243            11304           11342
6/30/13           11312               11323            11668           11670
12/31/13          14319               14428            14857           14900
6/30/14           14701               14786            15141           15095
--------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12        116               45              4              1
1/1/13 - 12/31/13         163               35              2              0
1/1/14 - 6/30/14           72                6              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12         45                8              1              0
1/1/13 - 12/31/13          49                3              0              0
1/1/14 - 6/30/14           42                4              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)

The First Trust Canada AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Canada Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FCAN." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Canada BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                          AVERAGE ANNUAL         CUMULATIVE
                                                                                           TOTAL RETURNS        TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (2/14/12)  Inception (2/14/12)
                                                             6/30/14         6/30/14        to 6/30/14           to 6/30/14

FUND PERFORMANCE
NAV                                                           7.94%          19.55%          13.12%                34.02%
Market Price                                                  7.87%          20.09%          13.22%                34.30%

INDEX PERFORMANCE
Defined Canada Index                                          8.47%          20.92%          13.95%                36.31%
S&P Canada BMI Index                                         12.45%          27.28%           8.33%                20.91%
MSCI Canada Index                                            11.59%          26.29%           8.75%                22.01%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Financials                                   26.2%
Energy                                       17.0
Consumer Discretionary                       12.7
Materials                                    12.2
Consumer Staples                             10.7
Information Technology                        7.1
Industrials                                   6.5
Telecommunication Services                    4.1
Health Care                                   2.6
Utilities                                     0.9
                                           -------
   Total                                    100.0%
                                           =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Linamar Corp.                                 5.6%
Alimentation Couche Tard, Inc., Class B       4.3
Calloway Real Estate Investment Trust         4.2
Bell Aliant, Inc.                             4.1
Genworth MI Canada, Inc.                      4.1
Dream Office Real Estate Investment Trust     4.0
Stantec, Inc.                                 3.9
Constellation Software, Inc.                  3.8
RioCan Real Estate Investment Trust           3.5
Canfor Corp.                                  3.4
                                           -------
   Total                                     40.9%
                                           =======

--------------------------------------------------------------------------------
                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       FEBRUARY 14, 2012 - JUNE 30, 2014

            First Trust Canada    Defined Canada    S&P Canada    MSCI Canada
             AlphaDEX(R) Fund         Index         BMI Index        Index
2/14/12           10000               10000          10000           10000
6/30/12            9358                9369           9194            9312
12/31/12          10726               10768          10213           10351
6/30/13           11210               11272           9499            9662
12/31/13          12415               12566          10752           10934
6/30/14           13402               13630          12091           12201
--------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12        150               13             27              1
1/1/13 - 12/31/13         187               12              0              0
1/1/14 - 6/30/14          104                2              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12         28                1              0              0
1/1/13 - 12/31/13          50                3              0              0
1/1/14 - 6/30/14           18                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)

The First Trust Australia AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Australia Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FAUS." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Australia BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                          AVERAGE ANNUAL         CUMULATIVE
                                                                                           TOTAL RETURNS        TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (2/14/12)  Inception (2/14/12)
                                                             6/30/14         6/30/14        to 6/30/14           to 6/30/14

FUND PERFORMANCE
NAV                                                          11.16%          20.19%           8.39%                21.08%
Market Price                                                 11.44%          20.31%           8.61%                21.67%

INDEX PERFORMANCE
Defined Australia Index                                      11.34%          20.55%           8.98%                22.63%
S&P Australia BMI Index                                       8.53%          20.68%           8.75%                22.02%
MSCI Australia Index                                          8.86%          20.80%          10.77%                27.48%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Financials                                   32.7%
Materials                                    21.2
Industrials                                  14.3
Energy                                        9.2
Health Care                                   8.2
Telecommunication Services                    5.8
Consumer Discretionary                        5.1
Information Technology                        1.8
Utilities                                     1.7
Consumer Staples                              0.0
                                           -------
   Total                                    100.0%
                                           =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Challenger Ltd.                               4.8%
Seek Ltd.                                     4.8
GPT Group                                     4.6
Dexus Property Group                          4.5
Incitec Pivot Ltd.                            4.4
Scentre Group                                 4.0
Leighton Holdings Ltd.                        4.0
BlueScope Steel Ltd.                          3.8
James Hardie Industries PLC                   3.5
Woodside Petroleum Ltd.                       3.4
                                           -------
   Total                                     41.8%
                                           =======

-----------------------------------------------------------------------------------------
                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                               FEBRUARY 14, 2012 - JUNE 30, 2014

            First Trust Australia    Defined Australia    S&P Australia    MSCI Australia
              AlphaDEX(R) Fund             Index            BMI Index          Index
2/14/12            10000                   10000             10000             10000
6/30/12             9414                    9374              9377              9525
12/31/12           10959                   10895             10991             11242
6/30/13            10075                   10172             10112             10553
12/31/13           10893                   11013             11244             11711
6/30/14            12109                   12262             12203             12749
-----------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12         94               73              9              2
1/1/13 - 12/31/13         108               66              4              0
1/1/14 - 6/30/14           69                7              0              0

FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12         34                8              0              0
1/1/13 - 12/31/13          62               12              0              0
1/1/14 - 6/30/14           43                4              1              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)

The First Trust United Kingdom AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined United Kingdom Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FKU." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P United Kingdom BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                          AVERAGE ANNUAL         CUMULATIVE
                                                                                           TOTAL RETURNS        TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (2/14/12)  Inception (2/14/12)
                                                             6/30/14         6/30/14        to 6/30/14           to 6/30/14

FUND PERFORMANCE
NAV                                                           1.65%          26.62%          19.07%                51.37%
Market Price                                                  0.90%          27.41%          19.30%                52.08%

INDEX PERFORMANCE
Defined United Kingdom Index                                  2.35%          28.73%          20.60%                55.97%
S&P United Kingdom BMI Index                                  4.86%          27.54%          15.82%                41.68%
MSCI United Kingdom Index                                     5.17%          26.57%          14.18%                36.96%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Financials                                   31.0%
Consumer Discretionary                       15.9
Industrials                                  15.7
Materials                                    12.6
Energy                                       10.0
Consumer Staples                              8.7
Utilities                                     2.6
Health Care                                   1.9
Telecommunication Services                    1.6
                                           -------
   Total                                    100.0%
                                           =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Great Portland Estates PLC                    2.5%
Derwent London PLC                            2.5
BP PLC                                        2.5
St. James's Place PLC                         2.5
Randgold Resources Ltd.                       2.4
Legal & General Group PLC                     2.4
Prudential PLC                                2.4
Associated British Foods PLC                  2.3
Capital & Counties Properties PLC             2.3
Intermediate Capital Group PLC                2.2
                                           -------
   Total                                     24.0%
                                           =======

-------------------------------------------------------------------------------------------------------------
                                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      FEBRUARY 14, 2012 - JUNE 30, 2014

            First Trust United Kingdom    Defined United Kingdom    S&P United Kingdom    MSCI United Kingdom
                 AlphaDEX(R) Fund                  Index                BMI Index                Index
2/14/12               10000                        10000                 10000                   10000
6/30/12                9737                         9761                  9718                    9678
12/31/12              11617                        11622                 10945                   10792
6/30/13               11954                        12115                 11108                   10821
12/31/13              14890                        15237                 13511                   13022
6/30/14               15136                        15595                 14168                   13695
-------------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12         87              100             21              1
1/1/13 - 12/31/13          96              125             14              0
1/1/14 - 6/30/14           45               74              2              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12          9                2              0              0
1/1/13 - 12/31/13          17                0              0              0
1/1/14 - 6/30/14            3                0              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)

The First Trust Taiwan AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Taiwan Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FTW." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Taiwan BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                          AVERAGE ANNUAL         CUMULATIVE
                                                                                           TOTAL RETURNS        TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (2/14/12)  Inception (2/14/12)
                                                             6/30/14         6/30/14        to 6/30/14           to 6/30/14

FUND PERFORMANCE
NAV                                                          19.20%          27.68%          12.33%                31.81%
Market Price                                                 18.01%          29.88%          12.25%                31.60%

INDEX PERFORMANCE
Defined Taiwan Index                                         19.97%          29.31%          13.67%                35.54%
S&P Taiwan BMI Index                                         10.39%          21.47%          10.19%                25.90%
MSCI Taiwan Index                                            11.51%          19.96%          10.19%                25.89%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Information Technology                       69.3%
Consumer Discretionary                       11.9
Financials                                   10.0
Materials                                     4.6
Telecommunication Services                    2.8
Energy                                        0.7
Industrials                                   0.7
                                           -------
   Total                                    100.0%
                                           =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Inotera Memories, Inc.                        6.9%
Largan Precision Co., Ltd.                    5.5
Pegatron Corp.                                5.2
Advantech Co., Ltd.                           4.3
Innolux Corp.                                 4.3
United Microelectronics Corp.                 4.2
Catcher Technology Co., Ltd.                  4.0
Advanced Semiconductor Engineering, Inc.      3.9
Siliconware Precision Industries Co.          3.8
Inventec Corp.                                3.8
                                           -------
   Total                                     45.9%
                                           =======

--------------------------------------------------------------------------------
                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       FEBRUARY 14, 2012 - JUNE 30, 2014

            First Trust Taiwan    Defined Taiwan    S&P Taiwan    MSCI Taiwan
             AlphaDEX(R) Fund         Index          BMI Index       Index
2/14/12          10000                10000           10000          10000
6/30/12           9263                 9200            9129           9195
12/31/12         10070                10111           10158          10353
6/30/13          10323                10481           10365          10496
12/31/13         11057                11297           11406          11291
6/30/14          13180                13553           12591          12591
--------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12         70               74             30              1
1/1/13 - 12/31/13          75               45             12              2
1/1/14 - 6/30/14           51               16              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12         36                8              0              1
1/1/13 - 12/31/13          78               33              6              1
1/1/14 - 6/30/14           36               14              4              3

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)

The First Trust Hong Kong AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Hong Kong Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FHK." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Hong Kong BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                          AVERAGE ANNUAL         CUMULATIVE
                                                                                           TOTAL RETURNS        TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (2/14/12)  Inception (2/14/12)
                                                             6/30/14         6/30/14        to 6/30/14           to 6/30/14

FUND PERFORMANCE
NAV                                                           0.48%          16.69%          13.54%                35.21%
Market Price                                                 -0.24%          17.09%          13.60%                35.39%

INDEX PERFORMANCE
Defined Hong Kong Index                                       0.84%          17.61%          14.72%                38.53%
S&P Hong Kong BMI Index                                       4.17%          16.57%          11.07%                28.30%
MSCI Hong Kong Index                                          4.62%          17.73%          12.17%                31.32%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Financials                                   49.2%
Consumer Discretionary                       26.9
Industrials                                  14.0
Utilities                                     6.6
Materials                                     3.3
                                           -------
   Total                                    100.0%
                                           =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Link REIT                                     4.6%
Hysan Development Co., Ltd.                   4.6
Hopewell Holdings Ltd.                        4.3
ENN Energy Holdings Ltd.                      4.0
Sands China Ltd.                              3.9
Wharf Holdings Ltd.                           3.8
Melco Crown Entertainment Ltd., ADR           3.8
Sun Hung Kai Properties Ltd.                  3.8
Henderson Land Development Co., Ltd.          3.7
MGM China Holdings Ltd.                       3.4
                                           -------
   Total                                     39.9%
                                           =======

--------------------------------------------------------------------------------------
                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       FEBRUARY 14, 2012 - JUNE 30, 2014

            First Trust Hong Kong   Defined Hong Kong   S&P Hong Kong   MSCI Hong Kong
              AlphaDEX(R) Fund            Index           BMI Index         Index
2/14/12            10000                  10000            10000            10000
6/30/12             9573                   9507             9375             9502
12/31/12           11759                  11734            11132            11299
6/30/13            11586                  11777            11006            11154
12/31/13           13455                  13736            12316            12553
6/30/14            13520                  13851            12830            13133
--------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12         64               70             31              1
1/1/13 - 12/31/13          94               56             14              2
1/1/14 - 6/30/14           45               47             11              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12         43               11              0              0
1/1/13 - 12/31/13          51               31              3              1
1/1/14 - 6/30/14           12                8              1              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)

The First Trust Switzerland AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Switzerland Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FSZ." The Fund commenced trading on February 15, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Switzerland BMI Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                          AVERAGE ANNUAL         CUMULATIVE
                                                                                           TOTAL RETURNS        TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (2/14/12)  Inception (2/14/12)
                                                             6/30/14         6/30/14        to 6/30/14           to 6/30/14

FUND PERFORMANCE
NAV                                                           7.28%          28.85%          19.33%                52.15%
Market Price                                                  6.34%          29.53%          19.34%                52.19%

INDEX PERFORMANCE
Defined Switzerland Index                                     7.22%          29.88%          20.01%                54.17%
S&P Switzerland BMI Index                                     7.17%          23.33%          20.27%                54.93%
MSCI Switzerland Index                                        6.93%          22.05%          19.96%                53.99%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Financials                                   32.5%
Industrials                                  22.5
Health Care                                  13.1
Materials                                    11.5
Consumer Staples                              9.9
Consumer Discretionary                        4.9
Information Technology                        3.0
Telecommunication Services                    2.6
                                           -------
   Total                                    100.0%
                                           =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Aryzta AG                                     4.9%
Holcim Ltd.                                   4.7
Lonza Group AG                                4.5
PSP Swiss Property AG                         4.4
OC Oerlikon Corp., AG                         3.8
Swiss Re AG                                   3.8
Panalpina Welttransport Holding AG            3.7
Baloise Holding AG                            3.7
Swiss Life Holding AG                         3.6
Actelion Ltd.                                 3.6
                                           -------
   Total                                     40.7%
                                           =======

-------------------------------------------------------------------------------------------------
                           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                FEBRUARY 14, 2012 - JUNE 30, 2014

            First Trust Switzerland    Defined Switzerland    S&P Switzerland    MSCI Switzerland
               AlphaDEX(R) Fund               Index              BMI Index            Index
2/14/12             10000                     10000               10000               10000
6/30/12              9444                      9432                9760                9769
12/31/12            11004                     10977               11338               11374
6/30/13             11808                     11869               12563               12616
12/31/13            14183                     14378               14458               14401
6/30/14             15216                     15416               15495               15399
-------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2012 (commencement of trading) through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12        137               36              2              0
1/1/13 - 12/31/13         165               13              1              0
1/1/14 - 6/30/14           81               23              0              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/12 - 12/31/12         41                4              0              0
1/1/13 - 12/31/13          68                5              0              0
1/1/14 - 6/30/14           19                1              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

The First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Developed Markets ex-US Small Cap Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FDTS." The Fund commenced trading on February 16, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Developed Markets ex-US Small Cap Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                          AVERAGE ANNUAL         CUMULATIVE
                                                                                           TOTAL RETURNS        TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (2/15/12)  Inception (2/15/12)
                                                             6/30/14         6/30/14        to 6/30/14           to 6/30/14

FUND PERFORMANCE
NAV                                                           4.92%          26.66%          12.81%                33.12%
Market Price                                                  4.23%          27.40%          12.95%                33.50%

INDEX PERFORMANCE
Defined Developed Markets ex-US Small Cap Index               5.70%          29.35%          14.56%                38.01%
S&P Developed Markets ex- US Small Cap Index                  6.96%          29.46%          16.09%                42.41%
MSCI World ex US Small Cap Index                              6.79%          29.55%          15.71%                41.30%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)
(CONTINUED)


-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Industrials                                  24.0%
Consumer Discretionary                       20.3
Materials                                    12.5
Financials                                   12.0
Information Technology                       11.9
Energy                                        8.9
Consumer Staples                              6.0
Utilities                                     1.8
Health Care                                   1.7
Telecommunication Services                    0.9
                                           -------
   Total                                    100.0%
                                           =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Nippon Gas Co., Ltd.                          0.6%
Calsonic Kansei Corp.                         0.6
Parex Resources, Inc.                         0.5
Centerra Gold, Inc.                           0.5
AutoCanada, Inc.                              0.5
San-Ai Oil Co., Ltd.                          0.5
Bic Camera, Inc.                              0.5
Centamin PLC                                  0.5
Kyudenko Corp.                                0.5
Japan Petroleum Exploration Co.               0.5
                                           -------
   Total                                      5.2%
                                           =======

----------------------------------------------------------------------------------------------------------------
                                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       FEBRUARY 15, 2012 - JUNE 30, 2014

             First Trust Developed
            Markets ex-US Small Cap     Defined Developed Markets    S&P Developed Markets      MSCI World ex US
               AlphaDEX(R) Fund           ex-US Small Cap Index      ex-US Small Cap Index      Small Cap Index
2/15/12              10000                        10000                      10000                   10000
6/30/12               8976                         8930                       9318                    9258
12/31/12             10352                        10311                      10604                   10538
6/30/13              10509                        10625                      11001                   10907
12/31/13             12686                        13056                      13315                   13231
6/30/14              13310                        13800                      14242                   14129
----------------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 16, 2012 (commencement of trading) through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/16/12 - 12/31/12         35                9              4              0
1/1/13 - 12/31/13         104               38              2              0
1/1/14 - 6/30/14           50               61              1              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/16/12 - 12/31/12         82               84              2              3
1/1/13 - 12/31/13          77               30              1              0
1/1/14 - 6/30/14           10                2              0              0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)

The First Trust Emerging Markets Small Cap AlphaDEX(R) Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Defined Emerging Markets Small Cap Index (the "Index"). The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index. The shares of the Fund are listed and trade on the NYSE Arca under the ticker symbol "FEMS." The Fund commenced trading on February 16, 2012.

The Index employs the AlphaDEX(R) stock selection methodology which uses fundamental growth and value factors to objectively select stocks from the S&P Emerging Markets Small Cap Index which may generate positive alpha relative to traditional passive indices. The Index is a modified equal-dollar weighted index where higher ranked stocks receive a higher weight within the Index.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                          AVERAGE ANNUAL         CUMULATIVE
                                                                                           TOTAL RETURNS        TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended  Inception (2/15/12)  Inception (2/15/12)
                                                             6/30/14         6/30/14        to 6/30/14           to 6/30/14

FUND PERFORMANCE
NAV                                                           5.64%          11.58%          11.32%                28.97%
Market Price                                                  3.38%          12.25%          11.00%                28.10%

INDEX PERFORMANCE
Defined Emerging Markets Small Cap Index                      6.46%          12.88%          12.46%                32.10%
S&P Emerging Markets Small Cap Index                          8.38%          15.37%           6.52%                16.16%
MSCI Emerging Markets Small Cap Index                         8.98%          14.20%           5.44%                13.38%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 40.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS) (CONTINUED)


-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF JUNE 30, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Information Technology                       27.0%
Financials                                   19.5
Industrials                                  14.9
Consumer Discretionary                       12.7
Materials                                    10.4
Consumer Staples                              4.3
Telecommunication Services                    3.8
Utilities                                     3.7
Energy                                        3.0
Health Care                                   0.7
                                           -------
    Total                                   100.0%
                                           =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF JUNE 30, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Multipolar Tbk PT                             1.2%
TPK Holding Co., Ltd.                         1.1
Sinotrans Ltd.                                1.0
Moscow United Electric Grid Co. JSC           1.0
Sibanye Gold Ltd.                             1.0
TIME dotCom Bhd                               1.0
Micro-Star International Co., Ltd.            1.0
BenQ Materials Corp.                          1.0
BYD Electronic International Co., Ltd.        0.9
Pioneers Holding for Financial
   Investments SAE                            0.9
                                           -------
    Total                                    10.1%
                                           =======

-------------------------------------------------------------------------------------------------------------------
                                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                         FEBRUARY 15, 2012 - JUNE 30, 2014

            First Trust Emerging Markets   Defined Emerging Markets   S&P Emerging Markets   MSCI Emerging Markets
             Small Cap AlphaDEX(R) Fund        Small Cap Index          Small Cap Index         Small Cap Index
2/15/12                10000                        10000                    10000                   10000
6/30/12                 8991                         8898                     9016                    9037
12/31/12               11556                        11512                    10563                   10297
6/30/13                11559                        11703                    10069                    9928
12/31/13               12209                        12409                    10718                   10404
6/30/14                12898                        13211                    11616                   11338
-------------------------------------------------------------------------------------------------------------------

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JUNE 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 16, 2012 (commencement of trading) through June 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/16/12 - 12/31/12         94               83             12              0
1/1/13 - 12/31/13          66               86             44              3
1/1/14 - 6/30/14           43               44             13              0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/16/12 - 12/31/12         25                5              0              0
1/1/13 - 12/31/13          34               12              6              1
1/1/14 - 6/30/14           16                7              1              0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after their inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2014 (UNAUDITED)

As a shareholder of First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund, First Trust Europe AlphaDEX(R) Fund, First Trust Latin America AlphaDEX(R) Fund, First Trust Brazil AlphaDEX(R) Fund, First Trust China AlphaDEX(R) Fund, First Trust Japan AlphaDEX(R) Fund, First Trust South Korea AlphaDEX(R) Fund, First Trust Developed Markets Ex-US AlphaDEX(R) Fund, First Trust Emerging Markets AlphaDEX(R) Fund, First Trust Germany AlphaDEX(R) Fund, First Trust Canada AlphaDEX(R) Fund, First Trust Australia AlphaDEX(R) Fund, First Trust United Kingdom AlphaDEX(R) Fund, First Trust Taiwan AlphaDEX(R) Fund, First Trust Hong Kong AlphaDEX(R) Fund, First Trust Switzerland AlphaDEX(R) Fund, First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund, and First Trust Emerging Markets Small Cap AlphaDEX(R) Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2014.

ACTUAL EXPENSES
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                  JANUARY 1, 2014      JUNE 30, 2014         PERIOD            PERIOD (a)
----------------------------------------------------------------------------------------------------------------------------

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
Actual                                              $1,000.00           $1,092.90             0.80%               $4.15
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83             0.80%               $4.01

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
Actual                                              $1,000.00           $1,058.80             0.80%               $4.08
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83             0.80%               $4.01

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
Actual                                              $1,000.00           $1,053.90             0.80%               $4.07
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83             0.80%               $4.01

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
Actual                                              $1,000.00           $1,062.80             0.80%               $4.09
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83             0.80%               $4.01

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
Actual                                              $1,000.00           $  927.10             0.80%               $3.82
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83             0.80%               $4.01

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
Actual                                              $1,000.00           $1,042.10             0.80%               $4.05
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83             0.80%               $4.01

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
UNDERSTANDING YOUR FUND EXPENSES
JUNE 30, 2014 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO       EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE         DURING THE
                                                   ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH           SIX-MONTH
                                                  JANUARY 1, 2014      JUNE 30, 2014         PERIOD            PERIOD (A)
----------------------------------------------------------------------------------------------------------------------------

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
Actual                                              $1,000.00           $1,002.10             0.80%               $3.97
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83             0.80%               $4.01

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
Actual                                              $1,000.00           $1,044.80             0.80%               $4.06
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83             0.80%               $4.01

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
Actual                                              $1,000.00           $1,033.30             0.80%               $4.03
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83             0.80%               $4.01

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
Actual                                              $1,000.00           $1,026.70             0.80%               $4.02
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83             0.80%               $4.01

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
Actual                                              $1,000.00           $1,079.40             0.80%               $4.12
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83             0.80%               $4.01

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
Actual                                              $1,000.00           $1,111.60             0.80%               $4.19
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83             0.80%               $4.01

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
Actual                                              $1,000.00           $1,016.50             0.80%               $4.00
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83             0.80%               $4.01

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
Actual                                              $1,000.00           $1,192.00             0.80%               $4.35
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83             0.80%               $4.01

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
Actual                                              $1,000.00           $1,004.80             0.80%               $3.98
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83             0.80%               $4.01

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
Actual                                              $1,000.00           $1,072.80             0.80%               $4.11
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83             0.80%               $4.01

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)
Actual                                              $1,000.00           $1,049.20             0.80%               $4.06
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83             0.80%               $4.01

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
Actual                                              $1,000.00           $1,056.40             0.80%               $4.08
Hypothetical (5% return before expenses)            $1,000.00           $1,020.83             0.80%               $4.01


(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (January 1, 2014 through June 30, 2014), multiplied by 181/365 (to reflect the one-half year period).

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 99.9%
               AUSTRALIA - 17.2%
       230,423 AMP Ltd.                         $  1,151,570
        71,097 Aristocrat Leisure Ltd.               352,635
        74,417 Aurizon Holdings Ltd.                 349,454
        10,489 BHP Billiton Ltd.                     355,073
       187,195 BlueScope Steel Ltd. (b)              956,714
        67,700 Boral Ltd.                            335,148
        51,947 Caltex Australia Ltd.               1,056,572
       179,298 Challenger Ltd.                     1,257,874
        31,611 Computershare Ltd.                    371,999
     1,082,550 Dexus Property Group                1,133,077
       324,153 Federation Centres Ltd.               761,094
       218,573 Fortescue Metals Group Ltd.           896,550
       104,508 GPT Group                             378,416
       129,223 Incitec Pivot Ltd.                    353,367
        90,597 Leighton Holdings Ltd.              1,685,503
        64,556 Lend Lease Group                      798,046
         6,601 Macquarie Group Ltd.                  371,162
       153,822 Platinum Asset Management Ltd.        913,793
        31,790 Ramsay Health Care Ltd.             1,363,925
        31,384 REA Group Ltd.                      1,263,940
       117,830 Scentre Group (b)                     355,545
       108,851 Seek Ltd.                           1,626,861
       230,076 TPG Telecom Ltd.                    1,195,395
                                                ------------
                                                  19,283,713
                                                ------------
               BERMUDA - 7.3%
     4,526,338 Brightoil Petroleum Holdings
                  Ltd. (b)                         1,471,714
       148,822 Guoco Group Ltd.                    1,824,176
       532,877 Kerry Properties Ltd.               1,863,254
       747,000 Noble Group Ltd.                      820,747
       420,038 NWS Holdings Ltd.                     779,333
       433,298 Shangri-La Asia Ltd.                  680,942
       217,715 Yue Yuen Industrial Holdings
                  Ltd.                               737,384
                                                ------------
                                                   8,177,550
                                                ------------
               CAYMAN ISLANDS - 3.3%
       450,100 Chow Tai Fook Jewellery Group
                  Ltd.                               688,763
        49,346 ENN Energy Holdings Ltd.              354,636
         9,166 Melco Crown Entertainment
                  Ltd., ADR                          327,318
     2,103,252 New World China Land Ltd.           1,256,459
       869,894 Towngas China Co., Ltd.             1,026,983
                                                ------------
                                                   3,654,159
                                                ------------
               HONG KONG - 19.0%
        84,863 Cheung Kong Holdings Ltd.           1,504,461
     1,129,236 Fosun International Ltd.            1,494,886
        40,842 Galaxy Entertainment Group Ltd.       325,665
       334,699 Henderson Land Development
                  Co., Ltd.                        1,960,587
       309,323 Hopewell Holdings Ltd.              1,075,590
       407,669 Hysan Development Co., Ltd.         1,914,630
       360,181 Link REIT                           1,937,906
        95,596 MTR Corp. Ltd.                        368,797
     1,410,252 New World Development Co.,
                  Ltd.                             1,604,875


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               HONG KONG (CONTINUED)
     1,413,408 PCCW Ltd.                        $    842,530
       963,936 Sino Land Co., Ltd.                 1,582,017
       144,164 Sun Hung Kai Properties Ltd.        1,979,130
       373,352 Swire Properties Ltd.               1,091,095
       277,193 Wharf Holdings Ltd.                 2,002,840
       362,755 Wheelock & Co., Ltd.                1,525,833
                                                ------------
                                                  21,210,842
                                                ------------
               IRELAND - 0.6%
        53,384 James Hardie Industries PLC,
                  ADR                                696,684
                                                ------------
               MAURITIUS - 0.3%
       760,000 Golden Agri-Resources Ltd.            338,279
                                                ------------
               NEW ZEALAND - 1.5%
        93,383 Ryman Healthcare Ltd.                 699,060
        41,530 Xero Ltd. (b)                         945,038
                                                ------------
                                                   1,644,098
                                                ------------
               SINGAPORE - 10.2%
       376,000 First Resources Ltd.                  717,684
       191,802 Flextronics International
                  Ltd. (b)                         2,123,248
     1,162,000 Frasers Centrepoint Ltd.            1,728,695
       664,000 Keppel Land Ltd.                    1,799,920
     1,005,000 Olam International Ltd.             2,079,477
        50,000 Singapore Land Ltd. (c)               368,915
       529,000 Suntec Real Estate Investment
                  Trust                              767,896
       356,000 UOL Group Ltd.                      1,861,513
                                                ------------
                                                  11,447,348
                                                ------------
               SOUTH KOREA - 40.5%
         1,193 Amorepacific Corp.                  1,796,928
         3,686 AMOREPACIFIC Group                  2,721,330
         5,264 Cheil Industries, Inc. (c)            372,949
         8,315 CJ Corp.                            1,150,524
        15,156 Coway Co., Ltd.                     1,268,742
        27,347 Dongbu Insurance Co., Ltd.          1,405,460
        31,247 GS Holdings                         1,392,805
        38,715 Halla Visteon Climate Control
                  Corp.                            1,752,468
        12,495 Hankook Tire Co., Ltd.                745,896
        21,913 Hotel Shilla Co., Ltd.              1,979,490
         5,310 Hyundai Department Store Co.,
                  Ltd.                               729,482
         6,240 Hyundai Glovis Co., Ltd.            1,662,068
         3,578 Hyundai Mobis                       1,004,301
         6,010 Hyundai Motor Co.                   1,363,209
        16,441 Hyundai Steel Co.                   1,208,945
         1,385 KCC Corp.                             844,579
        11,127 KEPCO Plant Service &
                  Engineering Co., Ltd.              761,009
        25,446 Kia Motors Corp.                    1,423,447
        55,577 Korea Aerospace Industries Ltd.     1,713,780
        31,060 Korea Electric Power Corp.          1,145,027
        12,130 Korea Gas Corp.                       661,767
         1,128 Korea Zinc Co., Ltd.                  442,593
         4,453 LG Chem Ltd.                        1,302,716


                       See Notes to Financial Statements                 Page 43

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               SOUTH KOREA (CONTINUED)
        19,546 LG Corp.                         $  1,207,378
        28,260 LG Display Co., Ltd. (b)              888,187
        36,112 LG Uplus Corp.                        329,070
         3,378 Lotte Shopping Co., Ltd.            1,029,959
           488 NAVER Corp.                           402,728
           350 Neo Holdings Co., Ltd. (b) (c)              0
        46,518 Paradise Co., Ltd.                  1,719,483
         1,268 POSCO                                 380,976
        21,186 S1 Corp.                            1,704,428
        10,879 Samsung Electro-Mechanics Co.,
                  Ltd.                               626,849
         1,405 Samsung Electronics Co., Ltd.       1,835,748
         7,568 SK C&C Co., Ltd.                    1,245,377
         5,862 SK Holdings Co., Ltd.               1,057,338
        41,912 SK Hynix, Inc. (b)                  2,011,097
         3,094 SK Innovation Co., Ltd.               345,545
         7,006 SK Telecom Co., Ltd.                1,637,595
                                                ------------
                                                  45,271,273
                                                ------------
               TOTAL INVESTMENTS - 99.9%         111,723,946
               (Cost $106,358,061) (d)
               NET OTHER ASSETS AND
                  LIABILITIES - 0.1%                  83,502
                                                ------------
               NET ASSETS - 100.0%              $111,807,448
                                                ============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2014, securities noted as such are valued at $741,864 or 0.66% of net assets.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,079,027 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,713,142.

ADR   American Depositary Receipt

-----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                 LEVEL 2        LEVEL 3
                      TOTAL         LEVEL 1    SIGNIFICANT    SIGNIFICANT
                    VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS         6/30/2014       PRICES        INPUT          INPUT
--------------------------------------------------------------------------
Common Stocks:
  Singapore       $  11,447,348  $  11,078,433  $ 368,915        $  --
  South Korea        45,271,273     44,898,324    372,949           --
  All Other
    Countries *      55,005,325     55,005,325         --           --
                  --------------------------------------------------------
Total
  Investments     $ 111,723,946  $ 110,982,082  $ 741,864        $  --
                  ========================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.


Page 44                See Notes to Financial Statements

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)

JUNE 30, 2014 (UNAUDITED)

INDUSTRY                                      % OF NET ASSETS
-------------------------------------------------------------
Real Estate Management & Development               22.2%
Metals & Mining                                     5.1
Hotels, Restaurants & Leisure                       4.8
Real Estate Investment Trusts                       4.8
Industrial Conglomerates                            4.7
Personal Products                                   4.0
Oil, Gas & Consumable Fuels                         3.8
Semiconductors & Semiconductor Equipment            3.4
Electronic Equipment, Instruments &
   Components                                       3.3
Auto Components                                     3.1
Capital Markets                                     2.8
Automobiles                                         2.5
Insurance                                           2.3
Commercial Services & Supplies                      2.2
Diversified Telecommunication Services              2.1
Food & Staples Retailing                            1.9
Health Care Providers & Services                    1.9
Gas Utilities                                       1.8
Chemicals                                           1.8
Multiline Retail                                    1.6
Aerospace & Defense                                 1.5
Construction & Engineering                          1.5
Air Freight & Logistics                             1.5
Wireless Telecommunication Services                 1.5
Professional Services                               1.5
IT Services                                         1.5
Household Durables                                  1.1
Media                                               1.1
Diversified Financial Services                      1.1
Electric Utilities                                  1.0
Food Products                                       0.9
Construction Materials                              0.9
Software                                            0.9
Building Products                                   0.8
Trading Companies & Distributors                    0.7
Textiles, Apparel & Luxury Goods                    0.7
Road & Rail                                         0.6
Specialty Retail                                    0.6
Internet Software & Services                        0.4
-------------------------------------------------------------
TOTAL INVESTMENTS                                  99.9
NET OTHER ASSETS AND LIABILITIES                    0.1
                                                 -------
TOTAL                                             100.0%
                                                 =======


                       See Notes to Financial Statements                 Page 45

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 99.9%
               AUSTRIA - 2.5%
       171,488 OMV AG                           $  7,749,011
       180,259 Strabag SE                          5,670,888
       302,633 Verbund AG (b)                      5,861,623
        70,815 Voestalpine AG                      3,370,087
                                                ------------
                                                  22,651,609
                                                ------------
               BELGIUM - 1.8%
        99,394 Belgacom S.A.                       3,298,388
        71,602 Cie d'Entreprises CFE               7,411,193
        21,287 Delhaize Group S.A.                 1,440,217
        92,431 Elia System Operator S.A. N.V.      4,670,277
                                                ------------
                                                  16,820,075
                                                ------------
               BERMUDA - 1.3%
       173,577 Catlin Group Ltd.                   1,589,269
       273,861 Hiscox Ltd.                         3,313,608
       176,365 Seadrill Ltd.                       6,995,542
                                                ------------
                                                  11,898,419
                                                ------------
               DENMARK - 2.6%
         1,951 AP Moeller - Maersk A.S.,
                  Class B                          4,848,073
       101,001 H Lundbeck A.S.                     2,485,676
        94,101 Pandora A.S.                        7,215,473
       336,670 TDC A.S.                            3,484,275
       116,166 Vestas Wind Systems A.S. (c)        5,860,731
                                                ------------
                                                  23,894,228
                                                ------------
               FINLAND - 2.3%
       136,917 Fortum OYJ                          3,676,491
        71,341 Kesko OYJ, Class B                  2,820,230
       381,628 Neste Oil OYJ (b)                   7,446,526
       231,403 Outokumpu OYJ                       2,327,338
       273,067 UPM-Kymmene OYJ                     4,666,405
                                                ------------
                                                  20,936,990
                                                ------------
               FRANCE - 12.2%
       517,686 Air France-KLM (b) (c)              6,522,998
       113,990 Alstom S.A. (c)                     4,155,803
         2,460 Bollore S.A.                        1,596,659
        20,554 Cap Gemini S.A.                     1,466,333
        39,236 Casino Guichard Perrachon S.A.      5,202,274
       291,127 CGG S.A. (c)                        4,121,940
        12,448 Cie Generale des Etablissements
                  Michelin                         1,487,351
        57,410 Ciments Francais S.A.               6,249,615
       493,488 Credit Agricole S.A.                6,960,051
       103,981 Eiffage S.A.                        7,069,938
       157,351 Electricite de France S.A.          4,955,597
        36,370 Eurazeo S.A.                        3,025,437
       147,276 Faurecia                            5,557,888
       121,898 Groupe Eurotunnel S.A.              1,648,619
        33,274 Ingenico (b)                        2,895,471
       316,119 Orange S.A.                         4,988,732
        70,382 Orpea                               4,937,244
       299,170 Peugeot S.A.                        4,422,209
       209,657 Plastic Omnium S.A.                 6,582,821
        32,030 Renault S.A.                        2,895,988


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               FRANCE (CONTINUED)
        76,613 Suez Environnement Co.           $  1,466,588
        26,842 Teleperformance                     1,644,959
        71,189 Total S.A.                          5,144,947
        55,237 Valeo S.A.                          7,419,137
        57,332 Vallourec S.A.                      2,567,496
        41,910 Vinci S.A.                          3,133,350
       111,727 Vivendi S.A.                        2,733,892
                                                ------------
                                                 110,853,337
                                                ------------
               GERMANY - 8.0%
        12,324 Bayerische Motoren Werke AG         1,562,986
       136,593 Celesio AG                          4,862,957
        12,995 Continental AG                      3,009,864
       186,712 CTS Eventim AG & Co KGaA            5,329,331
        32,942 Daimler AG                          3,085,352
       178,219 Deutsche Lufthansa AG               3,826,473
       238,817 E.ON SE                             4,931,343
       199,722 Evonik Industries AG                7,944,575
        88,995 Freenet AG                          2,830,828
        54,480 HeidelbergCement AG                 4,649,784
       189,487 K+S AG                              6,231,041
        75,782 Porsche Automobil Holding SE
                  (Preference Shares)              7,895,729
        22,125 Rheinmetall AG                      1,566,291
        48,579 Rhoen Klinikum AG                   1,604,444
       218,538 Suedzucker AG (b)                   4,413,850
       195,228 Telefonica Deutschland
                  Holding AG                       1,614,380
        33,142 United Internet AG                  1,460,145
        24,025 Volkswagen AG (Preference
                  Shares)                          6,309,727
                                                ------------
                                                  73,129,100
                                                ------------
               GREECE - 2.5%
     6,319,436 Alpha Bank AE (c)                   5,884,178
        94,134 Hellenic Telecommunications
                  Organization S.A. (c)            1,392,095
     2,259,197 Piraeus Bank S.A. (c)               5,011,500
       376,535 Public Power Corp. S.A. (c)         5,821,004
       133,472 Titan Cement Co., S.A.              4,327,833
                                                ------------
                                                  22,436,610
                                                ------------
               GUERNSEY - 0.2%
       312,531 Friends Life Group                  1,686,431
                                                ------------
               IRELAND - 1.7%
    14,670,123 Bank of Ireland (c)                 4,941,599
       143,225 DCC PLC                             8,782,480
        32,739 ICON PLC (c)                        1,542,334
                                                ------------
                                                  15,266,413
                                                ------------
               ISLE OF MAN (U.K.) - 0.6%
       552,171 Playtech PLC                        5,825,835
                                                ------------
               ITALY - 14.2%
     3,601,280 A2A S.p.A. (b)                      4,154,563
       420,710 ACEA S.p.A.                         6,164,037
        87,231 Azimut Holding S.p.A.               2,247,963
     2,019,092 Banca Monte dei Paschi di Siena
                  S.p.A. (b) (c)                   3,912,111


Page 46                See Notes to Financial Statements

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               ITALY (CONTINUED)
       370,358 Banca Popolare dell'Emilia
                  Romagna SC (b) (c)            $  3,347,066
     8,673,014 Banca Popolare di Milano
                  Scarl (c)                        7,778,752
       357,914 Banco Popolare SC (c)               5,895,802
       782,270 Credito Emiliano S.p.A.             6,994,690
       554,273 Enel Green Power S.p.A.             1,569,542
     1,099,902 Enel S.p.A. (b)                     6,406,932
       248,132 Eni S.p.A.                          6,788,548
       104,019 Exor S.p.A.                         4,271,572
       668,406 Fiat S.p.A. (c)                     6,598,940
       788,281 Finmeccanica S.p.A. (c)             7,496,386
        51,223 GTECH S.p.A.                        1,251,993
     1,065,661 Hera S.p.A.                         3,035,156
     1,836,749 Intesa Sanpaolo S.p.A.              5,673,976
       574,955 Italcementi S.p.A. (b)              5,432,273
       278,362 Mediaset S.p.A. (c)                 1,356,933
       273,067 Moncler S.p.A.                      4,528,058
       266,832 Recordati S.p.A.                    4,486,781
     1,274,946 Salini Impregilo S.p.A. (b) (c)     6,267,363
       646,966 Societa Iniziative Autostradali
                  e Servizi S.p.A.                 8,309,653
     1,319,629 Telecom Italia S.p.A. (c)           1,671,445
       330,292 Unione di Banche Italiane SCpA      2,858,339
       996,122 Unipol Gruppo Finanziario S.p.A.    5,630,550
     1,625,324 UnipolSai S.p.A.                    5,225,606
                                                ------------
                                                 129,355,030
                                                ------------
               LUXEMBOURG - 0.3%
       167,490 Subsea 7 S.A.                       3,123,790
                                                ------------
               NETHERLANDS - 2.3%
       169,530 Aegon N.V.                          1,479,644
        36,900 AerCap Holdings N.V. (c)            1,690,020
       101,223 Fugro N.V.                          5,795,753
        77,473 Koninklijke Ahold N.V.              1,454,409
        84,782 Koninklijke Boskalis
                  Westminster N.V.                 4,862,513
        79,420 NXP Semiconductor N.V. (c)          5,256,016
                                                ------------
                                                  20,538,355
                                                ------------
               NORWAY - 3.0%
       549,908 Marine Harvest ASA                  7,508,302
       165,469 Statoil ASA                         5,082,348
        70,248 Telenor ASA                         1,599,916
       189,934 TGS Nopec Geophysical Co.
                  ASA                              6,072,215
       140,911 Yara International ASA              7,059,506
                                                ------------
                                                  27,322,287
                                                ------------
               PORTUGAL - 3.0%
     2,378,104 Banco BPI S.A. (b) (c)              4,978,940
     9,952,419 Banco Comercial Portugues
                  S.A. (b) (c)                     2,601,556
     1,839,347 Banco Espirito Santo S.A. (c)       1,516,208
     1,005,278 EDP - Energias de Portugal S.A.     5,043,596
     1,367,970 Portucel S.A.                       6,408,085
       365,926 Portugal Telecom SGPS S.A. (b)      1,340,843


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               PORTUGAL (CONTINUED)
     3,312,613 Sonae                            $  5,438,617
                                                ------------
                                                  27,327,845
                                                ------------
               SPAIN - 7.9%
     1,140,879 Abengoa S.A. (b)                    7,365,799
        53,935 Acciona S.A. (b) (c)                4,824,091
        99,938 Acerinox S.A.                       1,770,776
        79,233 ACS Actividades de Construccion
                  y Servicios S.A.                 3,623,691
       967,932 CaixaBank S.A.                      5,973,529
       467,363 EDP Renovaveis S.A.                 3,480,103
        86,471 Endesa S.A.                         3,344,934
        71,840 Ferrovial S.A.                      1,599,996
       110,686 Gas Natural SDG S.A. (b)            3,495,785
       191,521 Grupo Catalana Occidente S.A.       6,952,240
       890,146 Iberdrola S.A.                      6,804,990
       232,351 Indra Sistemas S.A.                 4,151,965
       447,675 International Consolidated
                  Airlines Group S.A. (c)          2,838,589
       179,013 Obrascon Huarte Lain S.A.           7,854,951
     1,171,788 Sacyr S.A.                          7,422,553
                                                ------------
                                                  71,503,992
                                                ------------
               SWEDEN - 9.4%
        28,200 Axfood AB                           1,531,648
       451,134 BillerudKorsnas AB                  6,552,754
       307,744 Boliden AB                          4,465,398
       331,683 Hufvudstaden AB, Class A            4,656,384
       214,853 ICA Gruppen AB                      7,321,958
       402,472 Industrivarden AB, Class C (b)      7,951,195
       215,505 Investor AB                         8,086,014
       211,168 Investment AB Kinnevik, Class B     9,001,002
        65,949 Lundbergforetagen AB                3,180,215
       149,408 Melker Schorling AB                 7,542,459
        86,203 NCC AB                              2,968,669
       121,256 Nibe Industrier AB                  3,811,056
       102,163 Saab AB                             3,139,102
       198,577 Skanska AB, Class B                 4,532,330
       628,522 Tele2 AB, Class B                   7,403,175
       413,685 TeliaSonera AB                      3,022,048
                                                ------------
                                                  85,165,407
                                                ------------
               SWITZERLAND - 2.0%
        35,220 Aryzta AG                           3,336,130
         4,588 Bucher Industries AG                1,575,379
       172,448 GAM Holding AG                      3,286,390
         6,014 Georg Fischer AG                    4,309,762
        49,642 PSP Swiss Property AG               4,674,230
        16,782 Swiss Re AG                         1,493,121
                                                ------------
                                                  18,675,012
                                                ------------
               UNITED KINGDOM - 22.1%
     1,173,476 3i Group PLC                        8,071,305
        59,222 Aggreko PLC                         1,672,317
       385,649 Amlin PLC                           3,089,458
       392,789 Ashtead Group PLC                   5,881,917
       100,744 Associated British Foods PLC        5,256,881
       978,880 Aviva PLC                           8,552,178
     1,131,941 Barratt Developments PLC            7,239,331


                       See Notes to Financial Statements                 Page 47

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               UNITED KINGDOM (CONTINUED)
        83,530 Berendsen PLC                    $  1,399,512
       202,569 BHP Billiton PLC                    6,550,454
       972,756 BP PLC                              8,571,924
       428,368 British Land Co., PLC               5,150,091
       125,853 Britvic PLC                         1,566,925
        58,508 Bunzl PLC                           1,624,118
     1,334,069 Capital & Counties Properties
                  PLC                              7,436,140
     1,437,133 Carphone Warehouse Group PLC        7,934,377
       172,303 Derwent London PLC                  7,899,818
       163,362 easyJet PLC                         3,816,236
       739,979 Great Portland Estates PLC          8,155,616
       168,560 Hammerson PLC                       1,673,147
     2,576,147 Hays PLC                            6,441,283
       168,671 Hikma Pharmaceuticals PLC           4,843,774
     1,293,422 Home Retail Group PLC               3,913,578
       902,931 Intermediate Capital Group PLC      6,032,758
     1,324,608 Intu Properties PLC                 7,063,767
     1,181,722 J Sainsbury PLC                     6,380,669
       409,274 Jazztel PLC (c)                     5,828,356
       443,218 Kingfisher PLC                      2,723,099
       365,864 Land Securities Group PLC           6,486,807
     1,572,673 Melrose Industries PLC              7,003,211
       165,279 Millennium & Copthorne
                  Hotels PLC                       1,646,236
        28,300 Next PLC                            3,136,012
       829,357 Royal Mail PLC                      7,082,614
       281,283 Segro PLC                           1,661,750
       709,613 Shaftesbury PLC                     7,966,672
       328,820 Sports Direct International
                  PLC (c)                          3,975,776
       565,971 St. James's Place PLC               7,380,753
       213,205 TUI Travel PLC                      1,452,219
       118,506 United Utilities Group plc          1,788,794
       847,801 Vodafone Group PLC                  2,829,307
        44,870 Whitbread PLC                       3,385,694
                                                ------------
                                                 200,564,874
                                                ------------
               TOTAL COMMON STOCKS               908,975,639
               (Cost $ 888,208,210)             ------------

               RIGHTS (a) - 0.0%
               ITALY - 0.0%
       374,160 Banco Popolare dell'Emilia
                  Romagna SC, expiring
                  7/18/14 (b) (c)                    319,186
         1,860 Gemina S.p.A., CVR (c) (d)                  0
                                                ------------
               TOTAL RIGHTS                          319,186
               (Cost $7,576)                    ------------

               MONEY MARKET FUNDS - 3.8%
    34,115,693 Goldman Sachs Financial Square
                  Treasury Instruments Fund -
                  Institutional Class -
                  0.001% (e) (f)                  34,115,693
                                                ------------
               TOTAL MONEY MARKET FUNDS           34,115,693
               (Cost $34,115,693)               ------------


  PRINCIPAL
    VALUE      DESCRIPTION                             VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS - 1.7%
$   15,187,873 JPMorgan Chase & Co.,
                  0.06% (e), dated 6/30/14,
                  due 7/1/14, with a maturity
                  value of $15,187,899.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 0.25%, due 8/15/15. The
                  value of the collateral
                  including accrued interest
                  is $15,506,219. (f)           $ 15,187,873
                                                ------------
               TOTAL REPURCHASE AGREEMENTS        15,187,873
               (Cost $15,187,873)               ------------

               TOTAL INVESTMENTS - 105.4%        958,598,391
               (Cost $937,519,352) (g)
               NET OTHER ASSETS AND
                  LIABILITIES - (5.4%)           (49,170,142)
                                                ------------
               NET ASSETS - 100.0%              $909,428,249
                                                ============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $46,602,399 and the total value of the collateral held by the Fund is $49,303,566.

(c)   Non-income producing security.

(d) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2014, securities noted as such are valued at $0 or 0.00% of net assets.

(e)   Interest rate shown reflects yield as of June 30, 2014.

(f)   This security serves as collateral for securities on loan.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $52,048,605 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $30,969,566.


Page 48                See Notes to Financial Statements

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

-----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                 LEVEL 2        LEVEL 3
                      TOTAL         LEVEL 1    SIGNIFICANT    SIGNIFICANT
                    VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS         6/30/2014       PRICES        INPUT          INPUT
--------------------------------------------------------------------------
Common Stocks*    $ 908,975,639  $ 908,975,639  $         --     $  --
Rights*                 319,186        319,186            --**      --
Money Market
   Funds             34,115,693     34,115,693            --        --
Repurchase
   Agreements        15,187,873             --    15,187,873        --
                  --------------------------------------------------------
Total
   Investments    $ 958,598,391  $ 943,410,518  $ 15,187,873     $  --
                  ========================================================

*  See Portfolio of Investments for country breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.

-----------------------------------
OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                 $ 46,602,399
Non-cash Collateral(2)                           (46,602,399)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At June 30, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements.

Repurchase Agreements on a gross basis were as follows:


REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                 $ 15,187,873
Non-cash Collateral(4)                           (15,187,873)
                                                ------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At June 30, 2014, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


INDUSTRY                                      % OF NET ASSETS
-------------------------------------------------------------
Banks                                               8.1%
Construction & Engineering                          7.6
Electric Utilities                                  5.7
Insurance                                           5.1
Real Estate Investment Trusts                       5.1
Oil, Gas & Consumable Fuels                         4.5
Diversified Financial Services                      3.9
Money Market Funds                                  3.8
Automobiles                                         3.6
Food & Staples Retailing                            3.5
Diversified Telecommunication Services              3.4
Capital Markets                                     3.0
Energy Equipment & Services                         2.9
Auto Components                                     2.6
Chemicals                                           2.3
Construction Materials                              2.3
Food Products                                       2.3
Multi-Utilities                                     2.2
Metals & Mining                                     2.0
Airlines                                            1.9
Real Estate Management & Development                1.8
Machinery                                           1.7
Repurchase Agreements                               1.7
Specialty Retail                                    1.6
Wireless Telecommunication Services                 1.4
Pharmaceuticals                                     1.3
Textiles, Apparel & Luxury Goods                    1.3
Health Care Providers & Services                    1.3
Paper & Forest Products                             1.2
Aerospace & Defense                                 1.2
Industrial Conglomerates                            1.1
Electrical Equipment                                1.1
Transportation Infrastructure                       1.1
Trading Companies & Distributors                    1.0
Air Freight & Logistics                             1.0
Professional Services                               0.9
Hotels, Restaurants & Leisure                       0.9
Household Durables                                  0.8
Media                                               0.7
Containers & Packaging                              0.7
Software                                            0.6
IT Services                                         0.6
Semiconductors & Semiconductor Equipment            0.6
Independent Power and Renewable
   Electricity Producers                            0.6
Marine                                              0.5
Internet & Catalog Retail                           0.4
Building Products                                   0.4
Gas Utilities                                       0.4
Multiline Retail                                    0.3
Commercial Services & Supplies                      0.3
Electronic Equipment, Instruments &
   Components                                       0.3
Water Utilities                                     0.2
Beverages                                           0.2
Life Sciences Tools & Services                      0.2
Internet Software & Services                        0.2
-------------------------------------------------------------
TOTAL INVESTMENTS                                 105.4
NET OTHER ASSETS AND LIABILITIES                   (5.4)
                                                 -------
TOTAL                                             100.0%
                                                 =======


                       See Notes to Financial Statements                 Page 49

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

                                                  % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
-------------------------------------------------------------
Euro                                               53.9%
British Pound Sterling                             22.8
Swedish Krona                                       8.9
US Dollar                                           6.0
Norwegian Krone                                     3.9
Danish Krone                                        2.5
Swiss Franc                                         2.0
                                                 -------
TOTAL                                             100.0%
                                                 =======


Page 50                See Notes to Financial Statements

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 99.7%
               BRAZIL - 61.4%
        11,268 AES Tiete S.A. (Preference
                  Shares)                       $     99,140
         8,916 Banco do Brasil S.A.                  100,277
         8,086 Banco Santander Brasil S.A.            55,334
        25,954 BR Malls Participacoes S.A.           220,835
         5,713 Braskem S.A. (Preference Shares)       36,432
        15,400 Centrais Electricas Brasileiras
                  S.A.                                44,538
        11,089 CETIP S.A. - Mercados
                  Organizados                        157,841
        24,085 Cia de Saneamento Basico do
                  Estado de Sao Paulo                256,711
        33,324 Cia Energetica de Minas Gerais
                  (Preference Shares)                243,426
        19,069 Cia Energetica de Sao Paulo
                  (Preference Shares)                239,927
        17,047 Cia Paranaense de Energia
                  (Preference Shares)                261,395
        11,245 Cielo S.A.                            231,567
        38,719 Duratex S.A.                          158,065
        25,108 Embraer S.A.                          229,432
        13,338 Estacio Participacoes S.A.            176,572
        20,999 Gerdau S.A. (Preference Shares)       122,981
        12,087 Itausa - Investimentos Itau S.A.
                  (Preference Shares)                 47,538
        26,195 JBS S.A.                               90,103
        10,184 Kroton Educacional S.A.               285,585
        22,782 Lojas Americanas S.A.
                  (Preference Shares)                145,384
        11,676 Metalurgica Gerdau S.A.
                  (Preference Shares)                 82,596
        32,204 Petroleo Brasileiro S.A.
                  (Preference Shares)                252,006
        15,956 Porto Seguro S.A.                     230,078
        20,710 Raia Drogasil S.A.                    170,967
         8,464 Telefonica Brasil S.A.
                  (Preference Shares)                172,383
        17,154 Tim Participacoes S.A.                100,308
         5,553 Ultrapar Participacoes S.A.           132,196
         8,336 WEG S.A.                              106,736
                                                ------------
                                                   4,450,353
                                                ------------
               CHILE - 11.8%
        10,194 Antarchile S.A.                       132,260
           787 Banco de Credito e Inversiones         45,525
       367,120 Colbun S.A.                            92,209
        12,501 Embotelladora Andina S.A.
                  (Preference Shares)                 47,019
         6,924 Empresas COPEC S.A.                    90,149
       436,654 Enersis S.A.                          147,179
        14,804 ENTEL Chile S.A.                      182,301
         8,967 Latam Airlines Group S.A.             120,800
                                                ------------
                                                     857,442
                                                ------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COLOMBIA - 2.4%
         8,796 Cementos Argos S.A.              $     55,376
        66,000 Ecopetrol S.A.                        119,872
                                                ------------
                                                     175,248
                                                ------------
               LUXEMBOURG - 2.3%
         6,091 Ternium S.A., ADR                     170,122
               MEXICO - 18.1%
       111,136 Cemex S.A.B. de C.V. (b)              147,085
        21,770 Gruma S.A.B. de C.V.,
                  Series B (b)                       260,549
         7,711 Grupo Aeroportuario del Pacifico
                  S.A.B. de C.V., Series B            52,221
        17,113 Grupo Carso S.A.B. de C.V.,
                  Series A1                           88,905
        14,255 Grupo Mexico S.A.B. de C.V.,
                  Series B                            47,566
        26,227 Grupo Sanborns S.A.B. de CV            48,316
        13,500 Grupo Televisa S.A.B.                  92,612
        44,358 Megacable Holdings S.A.B.
                  de C.V.                            187,573
        69,411 OHL Mexico S.A.B. de C.V. (b)         211,868
        13,352 Promotora y Operadora de
                  Infraestructura S.A.B. de
                  C.V. (b)                           178,140
                                                ------------
                                                   1,314,835
                                                ------------
               SPAIN - 3.7%
        26,998 Cemex Latam Holdings S.A. (b)         264,588
                                                ------------
               TOTAL INVESTMENTS - 99.7%           7,232,588
               (Cost $6,980,753) (c)
               NET OTHER ASSETS AND
                  LIABILITIES - 0.3%                  20,996
                                                ------------
               NET ASSETS - 100.0%              $  7,253,584
                                                ============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $647,093 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $395,258.

ADR   American Depositary Receipt


                       See Notes to Financial Statements           Page 51

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

-----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                 LEVEL 2        LEVEL 3
                      TOTAL         LEVEL 1    SIGNIFICANT    SIGNIFICANT
                    VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS         6/30/2014       PRICES        INPUT          INPUT
--------------------------------------------------------------------------
Common Stocks*    $  7,232,588    $  7,232,588    $   --         $   --
                  ========================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.

* See Portfolio of Investments for country breakout.

INDUSTRY                                      % OF NET ASSETS
-------------------------------------------------------------
Electric Utilities                                  9.6%
Oil, Gas & Consumable Fuels                         8.2
Construction Materials                              6.4
Diversified Consumer Services                       6.4
Independent Power and Renewable Electricity
   Producers                                        5.9
Metals & Mining                                     5.8
Food Products                                       4.8
Wireless Telecommunication Services                 3.9
Media                                               3.9
Transportation Infrastructure                       3.6
Water Utilities                                     3.5
Banks                                               3.4
Insurance                                           3.2
IT Services                                         3.2
Aerospace & Defense                                 3.2
Real Estate Management & Development                3.0
Industrial Conglomerates                            3.0
Multiline Retail                                    2.7
Construction & Engineering                          2.5
Diversified Telecommunication Services              2.4
Food & Staples Retailing                            2.4
Paper & Forest Products                             2.2
Capital Markets                                     2.2
Airlines                                            1.7
Machinery                                           1.5
Beverages                                           0.6
Chemicals                                           0.5
-------------------------------------------------------------
TOTAL INVESTMENTS                                  99.7
NET OTHER ASSETS AND LIABILITIES                    0.3
                                                 -------
TOTAL                                             100.0%
                                                 =======


Page 52                See Notes to Financial Statements

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 99.6%
               AEROSPACE & DEFENSE - 0.7%
         4,050 Embraer S.A.                     $     37,008
                                                ------------
               BANKS - 7.4%
         2,630 Banco Bradesco S.A. (Preference
                  Shares)                             38,150
         9,406 Banco do Brasil S.A.                  105,788
        16,417 Banco Santander Brasil S.A.           112,344
         2,684 Itau Unibanco Holding S.A.
                  (Preference Shares)                 38,836
        18,987 Itausa - Investimentos Itau S.A.
                  (Preference Shares)                 74,676
                                                ------------
                                                     369,794
                                                ------------
               CAPITAL MARKETS - 0.9%
         3,162 CETIP S.A. - Mercados
                  Organizados                         45,008
                                                ------------
               CHEMICALS - 2.3%
        18,215 Braskem S.A. (Preference Shares)      116,157
                                                ------------
               CONTAINERS & PACKAGING - 0.6%
        31,512 Klabin S.A. (Preference Shares)        31,234
                                                ------------
               DIVERSIFIED CONSUMER SERVICES
                  - 6.8%
        10,269 Anhanguera Educacional
                  Participacoes S.A.                  85,517
        11,245 Estacio Participacoes S.A.            148,864
         3,897 Kroton Educacional S.A.               109,282
                                                ------------
                                                     343,663
                                                ------------
               DIVERSIFIED FINANCIAL SERVICES
                  - 1.4%
        13,834 BM&FBovespa S.A.                       72,567
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES - 5.0%
        85,242 Oi S.A. (Preference Shares)            75,231
         8,533 Telefonica Brasil S.A.
                  (Preference Shares)                173,788
                                                ------------
                                                     249,019
                                                ------------
               ELECTRIC UTILITIES - 9.3%
        13,033 Centrais Electricas Brasileiras
                  S.A.                                37,692
        27,304 Cia Energetica de Minas Gerais
                  (Preference Shares)                199,451
        12,529 Cia Paranaense de Energia
                  (Preference Shares)                192,117
         4,008 CPFL Energia S.A.                      36,878
                                                ------------
                                                     466,138
                                                ------------
               FOOD & STAPLES RETAILING - 2.7%
         2,917 Cia Brasileira de Distribuicao
                  (Preference Shares)                135,968
                                                ------------
               FOOD PRODUCTS - 4.3%
        43,617 JBS S.A.                              150,029
         1,530 M Dias Branco S.A.                     67,668
                                                ------------
                                                     217,697
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               GAS UTILITIES - 1.7%
         3,940 Cia de Gas de Sao Paulo
                  COMGAS (Preference Shares)    $     87,377
                                                ------------
               HEALTH CARE PROVIDERS &
                  SERVICES - 3.2%
        13,601 Qualicorp S.A. (a)                    160,663
               HOUSEHOLD DURABLES - 2.6%
        21,251 Cyrela Brazil Realty S.A.
                  Empreendimentos e
                  Participacoes                      132,921
                                                ------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS - 6.2%
        12,023 AES Tiete S.A. (Preference
                  Shares)                            105,783
        13,649 Cia Energetica de Sao Paulo
                  (Preference Shares)                171,732
         2,129 Tractebel Energia S.A.                 31,798
                                                ------------
                                                     309,313
                                                ------------
               INSURANCE - 3.7%
        12,858 Porto Seguro S.A.                     185,407
                                                ------------
               IT SERVICES - 2.9%
         6,992 Cielo S.A.                            143,985
                                                ------------
               MACHINERY - 1.6%
         6,384 WEG S.A.                               81,742
                                                ------------
               METALS & MINING - 9.7%
         6,101 Bradespar S.A. (Preference
                  Shares)                             55,915
        21,281 Cia Siderurgica Nacional S.A.          90,537
        12,514 Gerdau S.A. (Preference Shares)        73,289
        13,078 Metalurgica Gerdau S.A.
                  (Preference Shares)                 92,514
        26,919 Usinas Siderurgicas de Minas
                  Gerais S.A. (Perference
                  Shares) (a)                         92,349
         7,012 Vale S.A. (Preference Shares)          83,624
                                                ------------
                                                     488,228
                                                ------------
               OIL, GAS & CONSUMABLE FUELS
                  - 6.1%
        22,396 Petroleo Brasileiro S.A.
                  (Preference Shares)                175,255
         5,469 Ultrapar Participacoes S.A.           130,197
                                                ------------
                                                     305,452
                                                ------------
               PAPER & FOREST PRODUCTS - 5.6%
        25,598 Duratex S.A.                          104,500
         8,301 Fibria Celulose S.A. (a)               80,512
        24,839 Suzano Papel e Celulose S.A.
                  (Preference Shares)                 94,320
                                                ------------
                                                     279,332
                                                ------------
               PERSONAL PRODUCTS - 1.5%
         8,669 Hypermarcas S.A. (a)                   75,528
                                                ------------


                       See Notes to Financial Statements                 Page 53

FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT - 4.8%
        22,435 BR Malls Participacoes S.A.      $    190,893
         8,226 BR Properties S.A.                     49,553
                                                ------------
                                                     240,446
                                                ------------
               TEXTILES, APPAREL & LUXURY GOODS
                  - 1.2%
        11,372 Alpargatas S.A. (Preference
                  Shares)                             59,189
                                                ------------
               TRANSPORTATION INFRASTRUCTURE
                  - 1.4%
         4,016 Arteris S.A.                           33,444
         5,169 EcoRodovias Infraestrutura e
                  Logistica S.A.                      35,419
                                                ------------
                                                      68,863
                                                ------------
               WATER UTILITIES - 2.4%
        11,565 Cia de Saneamento Basico do
                  Estado de Sao Paulo                123,266
                                                ------------
               WIRELESS TELECOMMUNICATION
                  SERVICES - 3.6%
        31,024 Tim Participacoes S.A.                181,412
                                                ------------
               TOTAL INVESTMENTS - 99.6%           5,007,377
               (Cost $4,912,064) (b)
               NET OTHER ASSETS AND
                  LIABILITIES - 0.4%                  18,601
                                                ------------
               NET ASSETS - 100.0%              $  5,025,978
                                                ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $610,669 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $515,356.

-----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                 LEVEL 2        LEVEL 3
                      TOTAL         LEVEL 1    SIGNIFICANT    SIGNIFICANT
                    VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS         6/30/2014       PRICES        INPUT          INPUT
--------------------------------------------------------------------------
Common Stocks*    $  5,007,377   $  5,007,377     $   --        $   --
                  ========================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.

COUNTRY ALLOCATION**                          % OF NET ASSETS
-------------------------------------------------------------
Brazil                                             99.6%
Net Other Assets and Liabilities                    0.4
                                                 -------
TOTAL                                             100.0%
                                                 =======

*   See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


Page 54                See Notes to Financial Statements

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 98.6%
               AIRLINES - 1.6%
       293,496 China Southern Airlines Co.,
                  Ltd., Class H                 $     88,802
                                                ------------
               CHEMICALS - 1.8%
       183,000 China BlueChemical Ltd.,
                  Class H                             99,641
                                                ------------
               COMMERCIAL SERVICES & SUPPLIES
                  - 3.0%
       114,000 China Everbright International
                  Ltd.                               162,681
                                                ------------
               CONSTRUCTION & ENGINEERING -
                  1.2%
        95,000 China Communications
                  Construction Co., Ltd.,
                  Class H                             63,984
                                                ------------
               CONSTRUCTION MATERIALS - 1.6%
       131,582 BBMG Corp., Class H                    84,208
                                                ------------
               DIVERSIFIED CONSUMER SERVICES
                  - 1.2%
         2,427 New Oriental Education &
                  Technology Group, Inc., ADR         64,485
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES - 2.1%
       151,000 China Telecom Corp., Ltd.,
                  Class H                             74,035
        25,000 China Unicom Hong Kong Ltd.            38,708
                                                ------------
                                                     112,743
                                                ------------
               ENERGY EQUIPMENT & SERVICES -
                  1.1%
        25,000 China Oilfield Services Ltd.,
                  Class H                             60,061
                                                ------------
               FOOD PRODUCTS - 1.7%
        17,000 Biostime International Holdings
                  Ltd.                                94,318
                                                ------------
               GAS UTILITIES - 2.9%
        25,000 China Gas Holdings Ltd.                51,610
        32,500 China Resources Gas Group Ltd.        102,108
                                                ------------
                                                     153,718
                                                ------------
               HOUSEHOLD DURABLES - 3.2%
        65,497 Haier Electronics Group Co.,
                  Ltd.                               171,551
                                                ------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS - 9.4%
       290,499 Beijing Jingneng Clean Energy
                  Co., Ltd., Class H                 130,062
        82,736 Datang International Power
                  Generation Co., Ltd., Class H       32,345
       390,499 Huadian Power International
                  Corp. Ltd., Class H                236,807
       317,999 Huaneng Renewables Corp. Ltd.,
                  Class H                            105,037
                                                ------------
                                                     504,251
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               INDUSTRIAL CONGLOMERATES - 3.9%
         3,750 Beijing Enterprises Holdings
                  Ltd.                          $     35,442
        99,594 CITIC Pacific Ltd.                    174,505
                                                ------------
                                                     209,947
                                                ------------
               INSURANCE - 3.1%
        93,600 China Taiping Insurance
                  Holdings Co., Ltd. (a)             167,384
                                                ------------
               INTERNET SOFTWARE & SERVICES
                  - 6.6%
           430 Baidu, Inc., ADR (a)                   80,328
        11,596 SouFun Holdings Ltd., ADR             113,525
         8,750 Tencent Holdings Ltd.                 133,784
         1,262 Youku Tudou, Inc., ADR (a)             30,111
                                                ------------
                                                     357,748
                                                ------------
               IT SERVICES - 1.3%
        77,500 TravelSky Technology Ltd.,
                  Class H                             71,296
                                                ------------
               LIFE SCIENCES TOOLS & SERVICES
                  - 1.8%
         2,988 WuXi PharmaTech Cayman, Inc.,
                  ADR (a)                             98,186
                                                ------------
               MACHINERY - 1.3%
        81,000 Yangzijiang Shipbuilding
                  Holdings Ltd.                       70,158
                                                ------------
               METALS & MINING - 7.4%
       277,751 China Hongqiao Group Ltd.             200,687
        21,250 Jiangxi Copper Co., Ltd.,
                  Class H                             33,669
       713,999 Zijin Mining Group Co., Ltd.,
                  Class H                            162,139
                                                ------------
                                                     396,495
                                                ------------
               OIL, GAS & CONSUMABLE FUELS -
                  9.0%
       340,083 China Coal Energy Co., Ltd.,
                 Class H                             176,395
        93,000 China Petroleum & Chemical
                  Corp., Class H                      88,795
        24,375 China Shenhua Energy Co., Ltd.,
                  Class H                             70,448
        82,082 CNOOC Ltd.                            147,846
                                                ------------
                                                     483,484
                                                ------------
               PHARMACEUTICALS - 3.6%
       251,500 Sihuan Pharmaceutical Holdings
                  Group Ltd.                         153,164
        50,000 Sino Biopharmaceutical Ltd.            40,901
                                                ------------
                                                     194,065
                                                ------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT - 15.6%
       178,000 Agile Property Holdings Ltd.          125,397
       500,739 Evergrande Real Estate Group
                  Ltd.                               195,117
       329,999 Franshion Properties China Ltd.        87,286
       100,124 Greentown China Holdings Ltd.          99,860


                       See Notes to Financial Statements                 Page 55

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT (CONTINUED)
        78,600 Guangzhou R&F Properties Co.,
                  Ltd., Class H                 $     96,851
        32,500 Hopson Development Holdings
                  Ltd. (a)                            31,450
        58,040 Sino-Ocean Land Holdings Ltd.          29,430
       222,000 SOHO China Ltd.                       173,867
                                                ------------
                                                     839,258
                                                ------------
               SOFTWARE - 3.7%
         3,401 Giant Interactive Group, Inc.,
                  ADR                                 40,268
        52,750 Kingsoft Corp Ltd.                    158,922
                                                ------------
                                                     199,190
                                                ------------
               SPECIALTY RETAIL - 3.1%
     1,036,248 GOME Electrical Appliances
                  Holding Ltd.                       168,465
                                                ------------
               TECHNOLOGY HARDWARE, STORAGE &
                  PERIPHERALS - 1.6%
        62,500 Lenovo Group Ltd.                      84,834
                                                ------------
               WATER UTILITIES - 3.8%
       304,999 Beijing Enterprises Water Group
                  Ltd.                               203,847
                                                ------------
               WIRELESS TELECOMMUNICATION
                  SERVICES - 2.0%
        11,250 China Mobile Ltd.                     109,156
                                                ------------
               TOTAL INVESTMENTS - 98.6%           5,313,956
               (Cost $5,485,082) (b)
               NET OTHER ASSETS AND
                  LIABILITIES - 1.4%                  75,373
                                                ------------
               NET ASSETS - 100.0%              $  5,389,329
                                                ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $443,595 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $614,721.

ADR   American Depositary Receipt

-----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                 LEVEL 2        LEVEL 3
                      TOTAL         LEVEL 1    SIGNIFICANT    SIGNIFICANT
                    VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS         6/30/2014       PRICES        INPUT          INPUT
--------------------------------------------------------------------------
Common Stocks*    $  5,313,956   $  5,313,956     $   --        $   --
                  ========================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.

COUNTRY ALLOCATION**                          % OF NET ASSETS
-------------------------------------------------------------
China                                              31.1%
Cayman Islands                                     30.6
Hong Kong                                          19.2
Bermuda                                            16.4
Singapore                                           1.3
-------------------------------------------------------------
TOTAL INVESTMENTS                                  98.6
NET OTHER ASSETS AND LIABILITIES                    1.4
                                                 -------
TOTAL                                             100.0%
                                                 =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


Page 56                See Notes to Financial Statements

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 99.8%
               AIRLINES - 1.8%
        41,300 Japan Airlines Co., Ltd.         $  2,283,007
                                                ------------
               AUTO COMPONENTS - 6.2%
        16,000 NGK Spark Plug Co., Ltd.              451,389
        72,400 NHK Spring Co., Ltd.                  678,940
       124,900 NOK Corp.                           2,508,973
        86,100 Sumitomo Rubber Industries Ltd.     1,242,566
        52,600 Toyoda Gosei Co., Ltd.              1,092,448
         9,100 Toyota Industries Corp.               469,799
       166,000 Yokohama Rubber (The) Co.,
                  Ltd. (b)                         1,435,428
                                                ------------
                                                   7,879,543
                                                ------------
               AUTOMOBILES - 4.6%
        72,300 Daihatsu Motor Co., Ltd.            1,285,349
        28,300 Fuji Heavy Industries Ltd.            783,589
       393,000 Mazda Motor Corp.                   1,842,703
       194,200 Nissan Motor Co., Ltd.              1,842,221
                                                ------------
                                                   5,753,862
                                                ------------
               BEVERAGES - 0.7%
        56,800 Kirin Holdings Co., Ltd. (b)          820,279
                                                ------------
               BUILDING PRODUCTS - 3.4%
        65,000 Asahi Glass Co., Ltd.                 383,051
        32,700 Daikin Industries Ltd.              2,063,259
        14,900 LIXIL Group Corp.                     402,118
       103,000 TOTO Ltd.                           1,387,839
                                                ------------
                                                   4,236,267
                                                ------------
               CAPITAL MARKETS - 2.6%
        42,000 Daiwa Securities Group, Inc.          363,595
        31,600 Matsui Securities Co., Ltd.           320,663
       107,800 SBI Holdings, Inc.                  1,319,501
       168,900 Tokai Tokyo Financial Holdings,
                  Inc.                             1,313,787
                                                ------------
                                                   3,317,546
                                                ------------
               CHEMICALS - 7.7%
        60,000 Air Water, Inc.                       959,479
       104,000 Asahi Kasei Corp.                     795,617
       101,000 Daicel Corp.                          965,086
       268,000 DIC Corp.                             714,279
       102,200 Hitachi Chemical Co., Ltd.          1,690,807
       137,000 Kuraray Co., Ltd.                   1,736,420
       176,500 Mitsubishi Chemical Holdings
                  Corp.                              782,276
       438,000 Tosoh Corp.                         2,122,876
                                                ------------
                                                   9,766,840
                                                ------------
               COMMERCIAL SERVICES & SUPPLIES
                  - 0.6%
        38,000 Dai Nippon Printing Co., Ltd.         396,861
        51,000 Toppan Printing Co., Ltd.             394,689
                                                ------------
                                                     791,550
                                                ------------
               CONSTRUCTION & ENGINEERING -
                  0.5%
        82,000 Shimizu Corp.                         580,366
                                                ------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CONSUMER FINANCE - 0.6%
        27,900 Hitachi Capital Corp.            $    780,500
                                                ------------
               CONTAINERS & PACKAGING - 0.5%
        37,900 Toyo Seikan Group Holdings Ltd.       582,127
                                                ------------
               DIVERSIFIED FINANCIAL SERVICES
                  - 1.7%
        57,700 Japan Exchange Group, Inc.          1,421,070
        47,000 ORIX Corp.                            778,965
                                                ------------
                                                   2,200,035
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES - 1.9%
        37,900 Nippon Telegraph & Telephone
                  Corp.                            2,363,676
                                                ------------
               ELECTRIC UTILITIES - 0.3%
        83,100 Tokyo Electric Power Co.,
                  Inc. (a)                           346,165
                                                ------------
               ELECTRICAL EQUIPMENT - 3.7%
       262,000 Fuji Electric Co., Ltd.             1,241,400
        33,200 Nidec Corp.                         2,037,127
        97,700 Sumitomo Electric Industries
                  Ltd.                             1,374,291
                                                ------------
                                                   4,652,818
                                                ------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS - 6.2%
        48,400 Citizen Holdings Co., Ltd.            379,823
        43,100 FUJIFILM Holdings Corp.             1,201,890
        65,400 Ibiden Co., Ltd.                    1,316,974
         4,600 Murata Manufacturing Co., Ltd.        430,508
        46,300 Omron Corp.                         1,951,543
        33,900 TDK Corp.                           1,589,507
        77,500 Yaskawa Electric Corp.                938,675
                                                ------------
                                                   7,808,920
                                                ------------
               FOOD PRODUCTS - 1.7%
        12,600 Meiji Holdings Co., Ltd.              834,569
        70,000 NH Foods Ltd.                       1,367,455
                                                ------------
                                                   2,202,024
                                                ------------
               GAS UTILITIES - 1.5%
       331,000 Tokyo Gas Co., Ltd.                 1,934,278
                                                ------------
               HOUSEHOLD DURABLES - 1.3%
       105,300 Panasonic Corp.                     1,282,663
        23,400 Sony Corp.                            388,518
                                                ------------
                                                   1,671,181
                                                ------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS - 0.7%
        27,900 Electric Power Development Co.,
                  Ltd.                               906,086
                                                ------------
               INSURANCE - 1.5%
        73,500 Dai-ichi Life Insurance (The)
                  Co., Ltd.                        1,094,828
        29,500 NKSJ Holdings, Inc.                   794,393
                                                ------------
                                                   1,889,221
                                                ------------


                       See Notes to Financial Statements                 Page 57

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               INTERNET SOFTWARE & SERVICES
                  - 0.4%
        38,700 Dena Co., Ltd. (b)               $    523,360
                                                ------------
               IT SERVICES - 1.7%
        77,900 SCSK Corp.                          2,195,395
                                                ------------
               LEISURE PRODUCTS - 1.0%
        18,200 Bandai Namco Holdings, Inc.           426,143
        51,500 Yamaha Corp.                          813,893
                                                ------------
                                                   1,240,036
                                                ------------
               MACHINERY - 6.4%
        26,200 Hino Motors Ltd.                      360,782
       119,900 JTEKT Corp.                         2,020,328
        23,000 Kubota Corp.                          326,025
       278,000 Minebea Co., Ltd.                   3,122,886
        64,000 NGK Insulators Ltd.                 1,453,038
        65,000 NSK Ltd.                              845,022
                                                ------------
                                                   8,128,081
                                                ------------
               MARINE - 0.9%
       382,000 Nippon Yusen K.K.                   1,101,071
                                                ------------
               METALS & MINING - 4.9%
        51,500 JFE Holdings, Inc.                  1,062,993
       953,000 Kobe Steel Ltd. (a)                 1,429,900
       331,000 Mitsubishi Materials Corp.          1,159,913
       156,000 Sumitomo Metal Mining Co., Ltd.     2,533,142
                                                ------------
                                                   6,185,948
                                                ------------
               MULTILINE RETAIL - 1.0%
        11,300 Ryohin Keikaku Co., Ltd.            1,282,760
                                                ------------
               OIL, GAS & CONSUMABLE FUELS -
                  7.1%
        89,500 Idemitsu Kosan Co., Ltd.            1,944,519
        95,500 Inpex Corp.                         1,451,755
       396,500 JX Holdings, Inc.                   2,121,346
       120,600 Showa Shell Sekiyu K.K. (b)         1,370,225
       222,000 TonenGeneral Sekiyu K.K. (b)        2,108,129
                                                ------------
                                                   8,995,974
                                                ------------
               PAPER & FOREST PRODUCTS - 0.8%
       237,000 Oji Holdings Corp.                    975,559
                                                ------------
               PHARMACEUTICALS - 1.7%
        56,600 Otsuka Holdings Co., Ltd.           1,754,346
        19,000 Shionogi & Co., Ltd.                  396,486
                                                ------------
                                                   2,150,832
                                                ------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT - 1.1%
       148,000 Tokyo Tatemono Co., Ltd.            1,368,896
                                                ------------
               ROAD & RAIL - 1.1%
         3,500 Central Japan Railway Co.             499,235
        19,000 West Japan Railway Co.                836,484
                                                ------------
                                                   1,335,719
                                                ------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT - 1.3%
       207,500 Renesas Electronics
                  Corp. (a) (b)                 $  1,609,940
                                                ------------
               SOFTWARE - 1.6%
        57,900 COLOPL, Inc. (a) (b)                1,588,885
        44,000 Nexon Co., Ltd.                       419,999
                                                ------------
                                                   2,008,884
                                                ------------
               SPECIALTY RETAIL - 1.9%
        26,600 Hikari Tsushin, Inc.                2,008,686
         4,400 Shimamura Co., Ltd.                   432,595
                                                ------------
                                                   2,441,281
                                                ------------
               TECHNOLOGY HARDWARE, STORAGE &
                  PERIPHERALS - 6.5%
        89,400 Brother Industries Ltd.             1,548,759
        25,700 Canon, Inc.                           836,160
       163,600 Konica Minolta, Inc.                1,616,540
        76,600 Ricoh Co., Ltd.                       912,652
        75,800 Seiko Epson Corp.                   3,224,895
                                                ------------
                                                   8,139,006
                                                ------------
               TRADING COMPANIES & DISTRIBUTORS
                  - 8.0%
       132,100 ITOCHU Corp.                        1,696,482
       226,000 Marubeni Corp.                      1,653,087
       106,300 Mitsubishi Corp.                    2,210,889
       146,500 Mitsui & Co., Ltd.                  2,348,512
       162,500 Sumitomo Corp.                      2,194,363
                                                ------------
                                                  10,103,333
                                                ------------
               WIRELESS TELECOMMUNICATION
                  SERVICES - 2.7%
        99,500 NTT DoCoMo, Inc.                    1,701,140
        23,200 Softbank Corp.                      1,727,433
                                                ------------
                                                   3,428,573
                                                ------------
               TOTAL COMMON STOCKS               125,980,939
               (Cost $121,412,228)              ------------

               MONEY MARKET FUNDS - 3.1%
     3,878,754 Goldman Sachs Financial Square
                  Treasury Instruments Fund -
                  Institutional Class -
                  0.001%  (c) (d)                  3,878,754
                                                ------------
               TOTAL MONEY MARKET FUNDS            3,878,754
               (Cost $3,878,754)                ------------


Page 58                See Notes to Financial Statements

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

  PRINCIPAL
    VALUE      DESCRIPTION                             VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS - 1.3%
$    1,726,772 JPMorgan Chase & Co.,
                  0.06% (c), dated 6/30/14,
                  due 7/1/14, with a maturity
                  value of $1,726,775.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 0.25%, due 8/15/15. The
                  value of the collateral
                  including accrued interest
                  is $1,762,966. (d)            $  1,726,772
                                                ------------
               TOTAL REPURCHASE AGREEMENTS         1,726,772
               (Cost $1,726,772)                ------------

               TOTAL INVESTMENTS - 104.2%        131,586,465
               (Cost $127,017,754) (e)
               NET OTHER ASSETS AND
                  LIABILITIES - (4.2%)            (5,338,242)
                                                ------------
               NET ASSETS - 100.0%              $126,248,223
                                                ============


(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $5,237,381 and the total value of the collateral held by the Fund is $5,605,526.

(c)   Interest rate shown reflects yield as of June 30, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,712,799 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,144,088.

-----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                 LEVEL 2        LEVEL 3
                      TOTAL         LEVEL 1    SIGNIFICANT    SIGNIFICANT
                    VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS         6/30/2014       PRICES        INPUT          INPUT
--------------------------------------------------------------------------
Common Stocks*    $ 125,980,939  $ 125,980,939  $         --    $   --
Money Market
   Funds              3,878,754      3,878,754            --        --
Repurchase
   Agreements         1,726,772             --     1,726,772        --
                  --------------------------------------------------------
Total
   Investments    $ 131,586,465  $ 129,859,693  $  1,726,772    $   --
                  ========================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.


COUNTRY ALLOCATION**                         % OF NET ASSETS
-------------------------------------------------------------
Japan                                              99.8%
United States                                       4.4
-------------------------------------------------------------
TOTAL INVESTMENTS                                 104.2
NET OTHER ASSETS AND LIABILITIES                   (4.2)
                                                 -------
TOTAL                                             100.0%
                                                 =======

*   See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.

-----------------------------------
OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                 $  5,237,381
Non-cash Collateral(2)                            (5,237,381)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At June 30, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements.

Repurchase Agreements on a gross basis were as follows:


REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                 $  1,726,772
Non-cash Collateral(4)                            (1,726,772)
                                                ------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At June 30, 2014, the value of the collateral received from the seller exceeded the value of the repurchase agreements.


                       See Notes to Financial Statements                 Page 59

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 100.1%
               AIR FREIGHT & LOGISTICS - 2.4%
           505 Hyundai Glovis Co., Ltd.         $    134,510
                                                ------------
               AUTO COMPONENTS - 4.1%
         1,282 Hankook Tire Co., Ltd.                 76,530
           398 Hyundai Mobis                         111,714
           205 Hyundai Wia Corp.                      39,711
                                                ------------
                                                     227,955
                                                ------------
               AUTOMOBILES - 6.2%
           658 Hyundai Motor Co.                     149,250
         3,467 Kia Motors Corp.                      193,944
                                                ------------
                                                     343,194
                                                ------------
               BANKS - 7.7%
         4,428 Hana Financial Group, Inc.            164,113
         6,400 Industrial Bank of Korea               85,392
         1,840 KB Financial Group, Inc.               64,013
         2,470 Shinhan Financial Group Co.,
                  Ltd.                               114,370
                                                ------------
                                                     427,888
                                                ------------
               CHEMICALS - 5.2%
         5,410 Hanwha Chem Corp.                      98,116
         4,960 Hanwha Corp.                          126,721
           335 Lotte Chemical Corp.                   61,086
                                                ------------
                                                     285,923
                                                ------------
               COMMERCIAL SERVICES & SUPPLIES
                  - 0.8%
           520 S1 Corp.                               41,834
                                                ------------
               CONSTRUCTION & ENGINEERING
                  - 2.5%
         1,653 Daelim Industrial Co., Ltd.           137,723
                                                ------------
               DIVERSIFIED FINANCIAL SERVICES
                  - 0.0%
           196 Neo Holdings Co., Ltd. (a) (b)              0
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES - 4.6%
         6,160 KT Corp.                              185,993
         7,236 LG Uplus Corp.                         65,938
                                                ------------
                                                     251,931
                                                ------------
               ELECTRIC UTILITIES - 3.0%
         4,476 Korea Electric Power Corp.            165,008
                                                ------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS - 6.7%
         7,670 LG Display Co., Ltd. (b)              241,061
         1,599 Samsung Electro-Mechanics Co.,
                  Ltd.                                92,135
           240 Samsung SDI Co., Ltd.                  38,427
                                                ------------
                                                     371,623
                                                ------------
               FOOD & STAPLES RETAILING - 1.2%
           292 E-Mart Co., Ltd.                       66,954
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               FOOD PRODUCTS - 0.9%
           140 CJ CheilJedang Corp.             $     47,668
                                                ------------
               GAS UTILITIES - 2.3%
         2,336 Korea Gas Corp.                       127,443
                                                ------------
               HOUSEHOLD DURABLES - 0.9%
           586 Coway Co., Ltd.                        49,055
                                                ------------
               INDUSTRIAL CONGLOMERATES - 6.3%
           668 CJ Corp.                               92,430
           279 Doosan Corp.                           34,468
           608 LG Corp.                               37,557
         1,018 SK Holdings Co., Ltd.                 183,618
                                                ------------
                                                     348,073
                                                ------------
               INSURANCE - 6.9%
         3,461 Dongbu Insurance Co., Ltd.            177,873
        10,250 Hanwha Life Insurance Co., Ltd.        65,443
         3,590 Hyundai Marine & Fire
                  Insurance Co., Ltd.                102,364
           150 Samsung Fire & Marine
                  Insurance Co., Ltd.                 38,174
                                                ------------
                                                     383,854
                                                ------------
               INTERNET SOFTWARE & SERVICES
                  - 3.2%
           215 NAVER Corp.                           177,431
                                                ------------
               IT SERVICES - 1.7%
           576 SK C&C Co., Ltd.                       94,786
                                                ------------
               MACHINERY - 3.2%
         4,450 Daewoo Shipbuilding & Marine
                  Engineering Co., Ltd.              113,031
           437 Hyundai Mipo Dockyard                  63,274
                                                ------------
                                                     176,305
                                                ------------
               MEDIA - 2.3%
         5,660 Cheil Worldwide, Inc. (b)             127,543
                                                ------------
               METALS & MINING - 5.8%
         1,803 Hyundai Steel Co.                     132,579
           122 Korea Zinc Co., Ltd.                   47,869
           477 POSCO                                 143,317
                                                ------------
                                                     323,765
                                                ------------
               MULTILINE RETAIL - 2.2%
           242 Hyundai Department Store Co.,
                  Ltd.                                33,245
           289 Lotte Shopping Co., Ltd.               88,117
                                                ------------
                                                     121,362
                                                ------------
               OIL, GAS & CONSUMABLE FUELS
                  - 3.3%
         2,036 GS Holdings                            90,753
           825 SK Innovation Co., Ltd.                92,138
                                                ------------
                                                     182,891
                                                ------------
               PERSONAL PRODUCTS - 3.3%
           251 AMOREPACIFIC Group                    185,310
                                                ------------


Page 60                See Notes to Financial Statements

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT - 7.9%
           142 Samsung Electronics Co., Ltd.    $    185,535
         5,280 SK Hynix, Inc. (b)                    253,354
                                                ------------
                                                     438,889
                                                ------------
               SOFTWARE - 2.6%
           783 NCSoft Corp.                          141,231
                                                ------------
               WIRELESS TELECOMMUNICATION
                  SERVICES - 2.9%
           676 SK Telecom Co., Ltd.                  158,009
                                                ------------
               TOTAL INVESTMENTS - 100.1%          5,538,158
               (Cost $5,029,308) (c)
               NET OTHER ASSETS AND
                  LIABILITIES - (0.1%)                (6,007)
                                                ------------
               NET ASSETS - 100.0%              $  5,532,151
                                                ============

(a) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2014, securities noted as such are valued at $0 or 0.00% of net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $698,249 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $189,399.

-----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments asof June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                 LEVEL 2        LEVEL 3
                      TOTAL         LEVEL 1    SIGNIFICANT    SIGNIFICANT
                    VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS         6/30/2014       PRICES        INPUT          INPUT
--------------------------------------------------------------------------
Common Stocks:
   Diversified
      Financial
      Services    $         --* $         --       $   --*      $   --
   Other Industry
      Categories**   5,538,158     5,538,158           --           --
                  --------------------------------------------------------
Total Investments $  5,538,158  $  5,538,158       $   --*      $   --
                  ========================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.

COUNTRY ALLOCATION***                        % OF NET ASSETS
-------------------------------------------------------------
South Korea                                       100.1%
Net Other Assets and Liabilities                   (0.1)
                                                 -------
TOTAL                                             100.0%
                                                 =======

*   Investment is valued at zero.
**  See Portfolio of Investments for industry breakout.
*** Portfolio securities are categorized based on their country of incorporation.


                       See Notes to Financial Statements                 Page 61

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 100.0%
               AUSTRALIA - 1.9%
       403,514 Dexus Property Group             $    422,348
        60,413 Federation Centres Ltd.               141,847
        81,471 Fortescue Metals Group Ltd.           334,180
        13,508 Leighton Holdings Ltd.                251,308
         5,925 Ramsay Health Care Ltd.               254,208
         5,849 REA Group Ltd.                        235,559
        32,459 Seek Ltd.                             485,124
        42,880 TPG Telecom Ltd.                      222,790
                                                ------------
                                                   2,347,364
                                                ------------
               AUSTRIA - 0.9%
        14,556 OMV AG                                657,741
        19,266 Verbund AG                            373,158
                                                ------------
                                                   1,030,899
                                                ------------
               BELGIUM - 0.6%
         6,078 Cie d'Entreprises CFE                 629,106
         3,441 KBC Ancora (b)                        103,965
                                                ------------
                                                     733,071
                                                ------------
               BERMUDA - 2.2%
       843,689 Brightoil Petroleum Holdings
                  Ltd. (b)                           274,321
        55,039 Guoco Group Ltd.                      674,637
       198,624 Kerry Properties Ltd.                 694,507
        78,585 NWS Holdings Ltd.                     145,806
        11,227 Seadrill Ltd.                         445,320
        80,770 Shangri-La Asia Ltd.                  126,933
        81,274 Yue Yuen Industrial Holdings
                  Ltd.                               275,269
                                                ------------
                                                   2,636,793
                                                ------------
               CANADA - 8.1%
        24,470 Alimentation Couche Tard, Inc.,
                  Class B                            670,314
        21,576 Bell Aliant, Inc.                     563,942
         7,216 Boardwalk Real Estate
                  Investment Trust                   441,325
        28,310 Calloway Real Estate Investment
                  Trust                              704,666
         7,699 CCL Industries, Inc., Class B         741,364
         2,177 Constellation Software, Inc.          554,854
        25,096 Dream Office Real Estate
                  Investment Trust                   688,873
         6,178 Encana Corp.                          146,366
         3,867 Genworth MI Canada, Inc.              137,749
         8,797 Husky Energy, Inc.                    284,096
        13,351 Jean Coutu Group PJC (The),
                  Inc., Class A                      283,523
        14,300 Linamar Corp.                         843,620
         6,862 Magna International, Inc.             738,643
         8,247 Methanex Corp.                        509,868
         4,495 Metro, Inc.                           277,902
         7,129 Onex Corp.                            441,082
        21,977 Pacific Rubiales Energy Corp.         446,522
         3,474 Pembina Pipeline Corp.                149,469
        10,954 RioCan Real Estate Investment
                  Trust                              280,356
         7,555 Suncor Energy, Inc.                   322,152


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CANADA (CONTINUED)
        12,226 Teck Resources Ltd., Class B     $    279,111
         3,009 Valeant Pharmaceuticals
                  International, Inc. (b)            380,521
                                                ------------
                                                   9,886,318
                                                ------------
               CAYMAN ISLANDS - 0.4%
       784,237 New World China Land Ltd.             468,494
                                                ------------
               DENMARK - 1.0%
            55 AP Moeller - Maersk A.S.,
                  Class B                            136,670
         4,286 H Lundbeck A.S.                       105,480
         7,987 Pandora A.S.                          612,427
         6,573 Vestas Wind Systems A.S. (b)          331,617
                                                ------------
                                                   1,186,194
                                                ------------
               FINLAND - 0.9%
         6,055 Kesko OYJ, Class B                    239,365
        25,913 Neste Oil OYJ                         505,628
        38,483 Outokumpu OYJ                         387,043
                                                ------------
                                                   1,132,036
                                                ------------
               FRANCE - 5.1%
        43,941 Air France-KLM (b) (c)                553,670
           208 Bollore S.A.                          135,002
         3,655 Ciments Francais S.A.                 397,881
        41,887 Credit Agricole S.A.                  590,765
         8,825 Eiffage S.A.                          600,035
        10,017 Electricite de France S.A.            315,474
        12,501 Faurecia                              471,762
        10,346 Groupe Eurotunnel S.A.                139,925
         2,825 Ingenico                              245,829
         5,974 Orpea                                 419,071
        33,857 Peugeot S.A.                          500,460
        17,795 Plastic Omnium S.A.                   558,728
         2,718 Renault S.A.                          245,748
         6,502 Suez Environnement Co.                124,467
         4,688 Valeo S.A.                            629,667
         1,779 Vinci S.A.                            133,005
           849 Wendel S.A.                           121,601
                                                ------------
                                                   6,183,090
                                                ------------
               GERMANY - 3.4%
        11,594 Celesio AG                            412,767
         1,104 Continental AG                        255,705
        15,848 CTS Eventim AG & Co KGaA              452,350
         2,796 Daimler AG                            261,874
        10,085 Deutsche Lufthansa AG                 216,531
         6,757 E.ON SE                               139,526
        13,561 Evonik Industries AG                  539,432
         7,554 Freenet AG                            240,284
         8,042 K+S AG                                264,451
         5,146 Porsche Automobil Holding SE
                  (Preference Shares)                536,162
         1,878 Rheinmetall AG                        132,949
         4,124 Rhoen Klinikum AG                     136,206
         9,275 Suedzucker AG (c)                     187,329
         2,813 United Internet AG                    123,933


Page 62                See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               GERMANY (CONTINUED)
         1,020 Volkswagen AG (Preference
                  Shares)                       $    267,884
                                                ------------
                                                   4,167,383
                                                ------------
               GREECE - 1.0%
       268,194 Alpha Bank AE (b)                     249,722
        47,940 Piraeus Bank S.A. (b)                 106,344
        31,960 Public Power Corp. S.A.               494,082
        11,329 Titan Cement Co. S.A.                 367,343
                                                ------------
                                                   1,217,491
                                                ------------
               HONG KONG - 6.1%
        40,158 Cheung Kong Holdings Ltd.             711,926
       315,490 Fosun International Ltd.              417,647
       124,946 Henderson Land Development
                  Co., Ltd.                          731,904
       115,395 Hopewell Holdings Ltd.                401,256
       152,255 Hysan Development Co., Ltd.           715,071
       134,224 Link REIT                             722,174
       394,617 New World Development Co.,
                  Ltd.                               449,076
       449,759 Sino Land Co., Ltd.                   738,147
        53,969 Sun Hung Kai Properties Ltd.          740,904
        92,816 Swire Properties Ltd.                 271,248
       103,597 Wharf Holdings Ltd.                   748,533
       169,401 Wheelock & Co., Ltd.                  712,540
                                                ------------
                                                   7,360,426
                                                ------------
               IRELAND - 1.2%
     1,245,185 Bank of Ireland (b)                   419,438
        12,157 DCC PLC                               745,461
         5,558 ICON PLC (b)                          261,837
                                                ------------
                                                   1,426,736
                                                ------------
               ISLE OF MAN (U.K.) - 0.3%
        35,150 Playtech PLC                          370,860
                                                ------------
               ISRAEL - 0.1%
         1,192 Taro Pharmaceutical Industries
                  Ltd. (b)                           167,166
                                                ------------
               ITALY - 7.1%
       101,891 A2A S.p.A.                            117,545
        35,709 ACEA S.p.A.                           523,191
       173,699 Banca Monte dei Paschi di
                  Siena S.p.A. (b) (c)               336,552
        22,993 Banca Popolare dell'Emilia
                  Romagna SC (b) (c)                 207,797
       592,628 Banca Popolare di Milano
                  Scarl (b)                          531,523
        30,380 Banco Popolare SC (b)                 500,440
        53,119 Credito Emiliano S.p.A.               474,965
        93,359 Enel S.p.A                            543,816
        10,530 Eni S.p.A.                            288,086
        56,733 Fiat S.p.A. (b)                       560,105
        66,908 Finmeccanica S.p.A (b)                636,281
        90,452 Hera S.p.A.                           257,620
       116,926 Intesa Sanpaolo S.p.A.                361,201
        48,916 Italcementi S.p.A (c)                 462,167


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               ITALY (CONTINUED)
        22,649 Recordati SpA                    $    380,843
       108,216 Salini Impregilo S.p.A. (b) (c)       531,967
        54,914 Societa Iniziative Autostradali
                  e Servizi S.p.A                    705,317
        28,035 Unione di Banche Italiane SCpA        242,614
        84,550 Unipol Gruppo Finanziario S.p.A.      477,916
       137,956 UnipolSai S.p.A.                      443,545
                                                ------------
                                                   8,583,491
                                                ------------
               JAPAN - 24.3%
        10,900 Aisin Seiki Co., Ltd.                 433,611
        10,100 Alfresa Holdings Corp.                651,034
        21,000 Asahi Glass Co., Ltd.                 123,755
        57,000 Asahi Kasei Corp.                     436,059
        20,000 Asics Corp.                           466,512
        28,300 Brother Industries Ltd.               490,267
         8,500 Canon, Inc.                           276,551
         2,100 Central Japan Railway Co.             299,541
         5,200 Coca-Cola East Japan Co., Ltd.        132,226
        32,000 Daicel Corp.                          305,770
         7,500 Daihatsu Motor Co., Ltd.              133,335
        29,100 Dena Co., Ltd. (c)                    393,534
        29,400 F@N Communications, Inc.              482,914
        14,700 FUJIFILM Holdings Corp.               409,926
       108,000 Fujitsu Ltd.                          809,160
         7,800 Hikari Tsushin, Inc.                  589,013
        38,700 Hitachi Chemical Co., Ltd.            640,257
         4,200 Hoya Corp.                            139,551
        20,000 Ibiden Co., Ltd.                      402,744
        25,700 Idemitsu Kosan Co., Ltd.              558,370
        10,100 Inpex Corp.                           153,536
        67,000 Isuzu Motors Ltd.                     443,117
        45,100 ITOCHU Corp.                          579,193
        13,400 Japan Airlines Co., Ltd.              740,733
        21,000 JFE Holdings, Inc.                    433,453
       109,500 JX Holdings, Inc.                     585,845
         2,100 KDDI Corp.                            128,087
        28,500 Kirin Holdings Co., Ltd.              411,584
       397,000 Kobe Steel Ltd.                       595,667
        34,600 Kuraray Co., Ltd.                     438,541
        14,300 LIXIL Group Corp.                     385,926
        24,146 M3, Inc.                              384,219
        58,000 Marubeni Corp.                        424,244
        25,900 Medipal Holdings Corp.                367,133
        74,000 Minebea Co., Ltd.                     831,272
        21,300 Mitsubishi Corp.                      443,010
       139,000 Mitsubishi Materials Corp.            487,093
        37,300 Mitsui & Co., Ltd.                    597,949
       129,000 NEC Corp.                             411,303
        46,900 Nexon Co., Ltd.                       447,681
         8,000 NH Foods Ltd.                         156,281
         8,700 Nidec Corp.                           533,826
         8,200 Nikon Corp.                           129,105
        96,000 Nippon Steel & Sumitomo Metal
                  Corp.                              307,033
         9,700 Nippon Telegraph & Telephone
                  Corp.                              604,951
        91,000 Nippon Yusen K.K.                     262,297
        44,400 Nissan Motor Co., Ltd.                421,188


                       See Notes to Financial Statements                 Page 63

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               JAPAN (CONTINUED)
        32,300 NOK Corp.                        $    648,838
        33,400 NTT DoCoMo, Inc.                      571,036
        29,000 Oji Holdings Corp.                    119,372
        17,600 Otsuka Holdings Co., Ltd.             545,521
        11,300 Ricoh Co., Ltd.                       134,634
        23,500 Sega Sammy Holdings, Inc.             462,322
        21,200 Seiko Epson Corp.                     901,950
        12,000 Sekisui Chemical Co., Ltd.            138,947
        10,500 Sekisui House Ltd.                    143,966
        25,000 Shimizu Corp.                         176,941
        28,400 Shionogi & Co., Ltd.                  592,642
        59,000 Showa Shell Sekiyu K.K. (c)           670,342
        31,100 Sumitomo Corp.                        419,967
        52,000 Sumitomo Metal Mining Co., Ltd.       844,381
        41,400 Sumitomo Rubber Industries Ltd.       597,471
         6,700 Suzuken Co., Ltd.                     249,336
         5,000 Suzuki Motor Corp.                    156,606
        32,700 Tokyo Electric Power Co.,
                  Inc. (b)                           136,216
        26,000 Tokyo Gas Co., Ltd.                   151,937
        17,000 Toppan Printing Co., Ltd.             131,563
        16,200 Toyo Seikan Group Holdings Ltd.       248,825
         8,200 Toyota Industries Corp.               423,336
         4,700 Toyota Motor Corp.                    282,264
         3,200 West Japan Railway Co.                140,882
        16,500 Yamaha Motor Co., Ltd.                283,890
         8,200 Yokogawa Electric Corp.               103,689
        42,000 Yokohama Rubber (The) Co., Ltd.       363,181
                                                ------------
                                                  29,518,452
                                                ------------
               NETHERLANDS - 0.8%
         6,444 Fugro N.V.,                           368,966
         6,741 NXP Semiconductor N.V. (b)            446,119
         2,911 OCI (b)                               113,602
                                                ------------
                                                     928,687
                                                ------------
               NEW ZEALAND - 0.3%
        15,480 Xero Ltd. (b)                         352,256
                                                ------------
               NORWAY - 0.7%
        11,669 Marine Harvest ASA                    159,326
         4,681 Statoil ASA                           143,776
         8,061 TGS Nopec Geophysical Co. ASA         257,711
         5,980 Yara International ASA                299,592
                                                ------------
                                                     860,405
                                                ------------
               PORTUGAL - 1.3%
       201,851 Banco BPI S.A. (b)                    422,607
       422,376 Banco Comercial Portugues
                  S.A. (b) (c)                       110,409
        78,062 Banco Espirito Santo S.A. (b)          64,348
        85,327 EDP - Energias de Portugal S.A.       428,095
        29,028 Portucel S.A.                         135,978
       281,171 Sonae                                 461,624
                                                ------------
                                                   1,623,061
                                                ------------
               SINGAPORE - 2.8%
        42,904 Flextronics International
                  Ltd. (b)                           474,947
       541,000 Frasers Centrepoint Ltd.              804,840


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               SINGAPORE (CONTINUED)
       246,630 Keppel Land Ltd.                 $    668,546
       299,000 Olam International Ltd.               618,670
        99,498 Suntec Real Estate Investment
                  Trust                              144,431
       132,294 UOL Group Ltd.                        691,761
                                                ------------
                                                   3,403,195
                                                ------------
               SOUTH KOREA - 8.8%
           224 Amorepacific Corp.                    337,395
           824 AMOREPACIFIC Group                    608,349
        11,673 GS Holdings                           520,313
        14,471 Halla Visteon Climate Control
                  Corp.                              655,042
         4,658 Hankook Tire Co., Ltd.                278,062
         6,535 Hotel Shilla Co., Ltd.                590,333
         1,981 Hyundai Department Store Co.,
                  Ltd.                               272,148
         1,341 Hyundai Mobis                         376,402
         2,242 Hyundai Motor Co.                     508,538
         6,134 Hyundai Steel Co.                     451,047
        11,860 Kia Motors Corp.                      663,447
        16,573 Korea Aerospace Industries Ltd.       511,047
         1,109 LG Chem Ltd.                          324,436
         4,859 LG Corp.                              300,146
        10,556 LG Display Co., Ltd. (b)              331,766
        13,461 LG Uplus Corp.                        122,663
         1,260 Lotte Shopping Co., Ltd.              384,177
        13,004 Paradise Co., Ltd.                    480,678
         4,741 S-1 Corp.                             381,417
         4,060 Samsung Electro-Mechanics Co.,
                  Ltd.                               233,937
           523 Samsung Electronics Co., Ltd.         683,342
         1,458 SK Holdings Co., Ltd.                 262,982
        15,629 SK Hynix, Inc. (b)                    749,939
         2,611 SK Telecom Co., Ltd.                  610,300
                                                ------------
                                                  10,637,906
                                                ------------
               SPAIN - 4.1%
        96,837 Abengoa S.A.                          625,204
         4,577 Acciona S.A. (b)                      409,379
         8,479 Acerinox S.A.                         150,237
         6,725 ACS Actividades de
                  Construccion y Servicios S.A.      307,565
        83,068 CaixaBank S.A.                        512,649
         6,097 Ferrovial S.A.                        135,790
         4,698 Gas Natural SDG S.A. (c)              148,377
        16,256 Grupo Catalana Occidente S.A.         590,095
        56,666 Iberdrola S.A.                        433,200
        13,148 Indra Sistemas S.A.                   234,947
        37,998 International Consolidated
                  Airlines Group S.A. (b)            240,935
        12,156 Obrascon Huarte Lain S.A.             533,396
        99,460 Sacyr S.A. (b)                        630,018
                                                ------------
                                                   4,951,792
                                                ------------
               SWEDEN - 4.9%
        47,864 BillerudKorsnas AB                    695,228
         8,707 Boliden AB                            126,339
        18,237 ICA Gruppen AB                        621,497


Page 64                See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               SWEDEN (CONTINUED)
        34,162 Industrivarden AB, Class C (c)   $    674,901
        17,924 Investment AB Kinnevik, Class B       764,008
        18,291 Investor AB, Class B                  686,301
        12,682 Melker Schorling AB                   640,217
         7,317 NCC AB                                251,984
        10,292 Nibe Industrier AB, Class B           323,476
         4,336 Saab AB                               133,230
        16,855 Skanska AB, Class B                   384,699
        53,348 Tele2 AB, Class B                     628,370
                                                ------------
                                                   5,930,250
                                                ------------
               SWITZERLAND - 0.5%
         2,989 Aryzta AG                             283,126
           511 Georg Fischer AG                      366,193
                                                ------------
                                                     649,319
                                                ------------
               UNITED KINGDOM - 11.2%
        79,683 3i Group PLC                          548,069
        33,339 Ashtead Group PLC                     499,243
         8,551 Associated British Foods PLC          446,196
        83,086 Aviva PLC                             725,897
        96,078 Barratt Developments PLC              614,467
         4,775 Bellway PLC                           127,973
         7,090 Berendsen PLC                         118,790
         4,299 BHP Billiton PLC                      139,016
        82,567 BP PLC                                727,580
         4,966 Bunzl PLC                             137,851
        90,588 Capital & Counties Properties
                  PLC                                504,940
       121,983 Carphone Warehouse Group PLC          673,465
        14,624 Derwent London PLC                    670,487
        13,865 easyJet PLC                           323,895
        37,685 Great Portland Estates PLC            415,342
       218,660 Hays PLC                              546,728
        19,088 Hikma Pharmaceuticals PLC             548,156
       109,784 Home Retail Group PLC                 332,180
        76,639 Intermediate Capital Group PLC        512,049
        56,216 Intu Properties PLC                   299,784
       100,303 J Sainsbury PLC                       541,583
        34,739 Jazztel PLC (b)                       494,708
         2,423 Johnson Matthey PLC                   128,548
        15,527 Land Securities Group PLC             275,295
       133,487 Melrose Industries PLC                594,426
         1,202 Next PLC                              133,197
        56,316 Royal Mail PLC                        480,932
        48,185 Shaftesbury PLC                       540,963
        37,213 Sports Direct International
                  PLC (b)                            449,944
        48,039 St. James's Place PLC                 626,470
        36,194 TUI Travel PLC                        246,531
         1,904 Whitbread PLC                         143,668
                                                ------------
                                                  13,568,373
                                                ------------
               TOTAL COMMON STOCKS               121,321,508
               (Cost $115,031,831)              ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               RIGHTS - 0.0%
               ITALY - 0.0%
         7,654 Gemina S.p.A., CVR (b) (d)       $          0
                                                ------------
               TOTAL RIGHTS                                0
               (Cost $643)                      ------------

               MONEY MARKET FUNDS - 1.5%
     1,889,124 Goldman Sachs Financial Square
                  Treasury Instruments Fund -
                  Institutional Class -
                  0.001% (e) (f)                   1,889,124
                                                ------------
               TOTAL MONEY MARKET FUNDS            1,889,124
               (Cost $1,889,124)                ------------

  PRINCIPAL
    VALUE      DESCRIPTION                             VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS - 0.7%
$      841,014 JPMorgan Chase & Co.,
                  0.06% (e), dated 6/30/14,
                  due 7/1/14, with a maturity
                  value of $841,016.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 0.25%, due 8/15/15. The
                  value of the collateral
                  including accrued interest
                  is $858,642. (f)                   841,014
                                                ------------
               TOTAL REPURCHASE AGREEMENTS           841,014
               (Cost $841,014)                  ------------

               TOTAL INVESTMENTS - 102.2%        124,051,646
               (Cost $117,762,612) (g)
               NET OTHER ASSETS AND
                  LIABILITIES - (2.2%)            (2,688,673)
                                                ------------
               NET ASSETS - 100.0%              $121,362,973
                                                ============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $2,569,368 and the total value of the collateral held by the Fund is $2,730,138.

(d) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2014, securities noted as such are valued at $0 or 0.00% of net assets.

(e)   Interest rate shown reflects yield as of June 30, 2014.

(f)   This security serves as collateral for securities on loan.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,710,305 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,421,271.


                       See Notes to Financial Statements                 Page 65

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

-----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                 LEVEL 2        LEVEL 3
                      TOTAL         LEVEL 1    SIGNIFICANT    SIGNIFICANT
                    VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS         6/30/2014       PRICES        INPUT          INPUT
--------------------------------------------------------------------------
Common Stocks*    $ 121,321,508  $ 121,321,508  $       --      $   --
Rights*                      --             --          --**        --
Money Market
   Funds              1,889,124      1,889,124          --          --
Repurchase
   Agreements           841,014             --     841,014          --
                  --------------------------------------------------------
Total Investments $ 124,051,646  $ 123,210,632  $ 841,014       $   --
                  ========================================================

*  See Portfolio of Investments for country breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.

-----------------------------------
OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                 $  2,569,368
Non-cash Collateral(2)                            (2,569,368)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At June 30, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements.

Repurchase Agreements on a gross basis were as follows:


REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                 $    841,014
Non-cash Collateral(4)                              (841,014)
                                                ------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At June 30, 2014, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


INDUSTRY                                     % OF NET ASSETS
-------------------------------------------------------------
Real Estate Management & Development                8.0%
Auto Components                                     5.9
Oil, Gas & Consumable Fuels                         5.2
Real Estate Investment Trusts                       4.7
Construction & Engineering                          4.4
Automobiles                                         4.3
Banks                                               4.2
Metals & Mining                                     4.1
Chemicals                                           3.2
Food & Staples Retailing                            3.1
Electric Utilities                                  2.6
Trading Companies & Distributors                    2.6
Insurance                                           2.4
Diversified Financial Services                      2.3
Pharmaceuticals                                     2.2
Health Care Providers & Services                    2.1
Capital Markets                                     2.0
Electronic Equipment, Instruments &
   Components                                       1.9
Technology Hardware, Storage & Peripherals          1.8
Wireless Telecommunication Services                 1.8
Airlines                                            1.7
Diversified Telecommunication Services              1.7
Industrial Conglomerates                            1.6
Money Market Funds                                  1.5
Semiconductors & Semiconductor Equipment            1.5
Machinery                                           1.5
Software                                            1.4
Specialty Retail                                    1.4
Containers & Packaging                              1.4
Hotels, Restaurants & Leisure                       1.3
Textiles, Apparel & Luxury Goods                    1.1
Aerospace & Defense                                 1.1
Food Products                                       1.0
Construction Materials                              1.0
Multi-Utilities                                     1.0
Household Durables                                  1.0
Energy Equipment & Services                         0.9
IT Services                                         0.9
Professional Services                               0.9
Internet Software & Services                        0.8
Personal Products                                   0.8
Electrical Equipment                                0.7
Transportation Infrastructure                       0.7
Repurchase Agreements                               0.7
Building Products                                   0.7
Multiline Retail                                    0.7
Media                                               0.6
Commercial Services & Supplies                      0.5
Air Freight & Logistics                             0.5
Beverages                                           0.4
Leisure Products                                    0.4
Road & Rail                                         0.4
Marine                                              0.3
Health Care Technology                              0.3
Internet & Catalog Retail                           0.3
Gas Utilities                                       0.2
Life Sciences Tools & Services                      0.2
Paper & Forest Products                             0.2
Thrifts & Mortgage Finance                          0.1
-------------------------------------------------------------
TOTAL INVESTMENTS                                 102.2
NET OTHER ASSETS AND LIABILITIES                   (2.2)
                                                 -------
TOTAL                                             100.0%
                                                 =======


Page 66                See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
Euro                                               24.8%
Japanese Yen                                       23.8
British Pound Sterling                             11.6
South Korean Won                                    8.6
Hong Kong Dollar                                    8.1
Canadian Dollar                                     8.0
Swedish Krona                                       4.8
US Dollar                                           3.3
Singapore Dollar                                    2.3
Australian Dollar                                   1.9
Norwegian Krone                                     1.0
Danish Krone                                        1.0
Swiss Franc                                         0.5
New Zealand Dollar                                  0.3
                                                 -------
TOTAL                                             100.0%
                                                 =======


                       See Notes to Financial Statements                 Page 67

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 99.2%
               BERMUDA - 3.9%
     5,456,423 Beijing Enterprises Water Group
                  Ltd.                          $  3,646,814
     1,833,536 China Gas Holdings Ltd.             3,785,169
     1,058,530 Haier Electronics Group Co.,
                  Ltd.                             2,772,523
     7,923,012 Sihuan Pharmaceutical Holdings
                  Group Ltd.                       4,825,121
       317,275 VimpelCom Ltd., ADR                 2,665,110
                                                ------------
                                                  17,694,737
                                                ------------
               BRAZIL - 8.7%
       440,236 BR Malls Participacoes S.A.         3,745,841
       408,522 Cia de Saneamento Basico do
                  Estado de Sao Paulo              4,354,240
       565,234 Cia Energetica de Minas Gerais
                  (Preference Shares)              4,128,933
       242,584 Cia Energetica de Sao Paulo
                  (Preference Shares)              3,052,200
       289,159 Cia Paranaense de Energia
                  (Preference Shares)              4,433,902
        59,603 Cielo S.A.                          1,227,398
       212,940 Embraer S.A.                        1,945,806
       215,927 Kroton Educacional S.A.             6,055,142
       546,250 Petroleo Brasileiro S.A.
                  (Preference Shares)              4,274,570
       202,978 Porto Seguro S.A.                   2,926,852
       109,779 Raia Drogasil S.A.                    906,254
       134,601 Telefonica Brasil S.A.
                  (Preference Shares)              2,741,365
                                                ------------
                                                  39,792,503
                                                ------------
               CAYMAN ISLANDS - 13.0%
     4,658,373 Agile Property Holdings Ltd.        3,281,730
     7,559,114 China Hongqiao Group Ltd.           5,461,788
       762,262 China Mengniu Dairy Co., Ltd.       3,520,977
     6,062,158 China Resources Cement
                  Holdings Ltd.                    3,801,364
       870,481 China Resources Land Ltd.           1,594,864
     4,572,490 Country Garden Holdings Co.,
                  Ltd.                             1,805,303
        74,522 Eurasia Drilling Co., Ltd., GDR 2,347,443 10,119,898 Evergrande Real Estate Group
                  Ltd. (b)                         3,943,292
    13,228,726 GCL-Poly Energy Holdings
                  Ltd. (c)                         4,403,658
     9,714,052 Geely Automobile Holdings Ltd.      3,421,677
     1,215,680 Kingsoft Corp. Ltd. (b)             3,662,537
     2,077,049 Longfor Properties Co., Ltd.        2,543,249
        38,361 Qihoo 360 Technology Co., Ltd.,
                  ADR (c)                          3,530,746
       435,862 Shimao Property Holdings Ltd.         803,069
     2,240,823 Sino Biopharmaceutical Ltd.         1,833,043
     5,805,538 SOHO China Ltd.                     4,546,812
       205,984 Tencent Holdings Ltd.               3,149,399
        31,983 Vipshop Holdings Ltd., ADR (c)      6,004,488
                                                ------------
                                                  59,655,439
                                                ------------
               CHILE - 0.6%
       235,404 ENTEL Chile S.A.                    2,898,839


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CHINA - 9.9%
       891,098 Anhui Conch Cement Co., Ltd.,
                  Class H (b)                   $  3,075,567
     2,453,039 BBMG Corp., Class H                 1,569,864
       772,405 Byd Co., Ltd., Class H (b)          4,439,854
     1,695,238 China Coal Energy Co., Ltd.,
                  Class H (b)                        879,291
     4,107,903 China Communications
                  Construction Co., Ltd.,
                  Class H                          2,766,729
     4,127,780 China Communications Services
                  Corp., Ltd., Class H             1,997,210
       952,787 China National Building Material
                  Co., Ltd., Class H                 840,868
       407,596 China Oilfield Services Ltd.,
                  Class H                            979,232
     2,134,213 China Petroleum & Chemical
                  Corp., Class H                   2,037,724
     1,129,421 China Railway Construction
                  Corp. Ltd., Class H                996,754
     2,940,586 China Southern Airlines Co.,
                  Ltd., Class H                      889,718
     6,191,237 China Telecom Corp., Ltd.,
                  Class H                          3,035,547
     3,408,481 CSR Corp., Ltd., Class H            2,563,925
     5,235,964 Datang International Power
                  Generation Co., Ltd.,
                  Class H                          2,046,987
     1,349,725 Dongfeng Motor Group Co., Ltd.,
                  Class H                          2,417,189
     3,312,854 Guangzhou R&F Properties Co.,
                  Ltd., Class H                    4,082,080
     7,860,323 Huadian Power International
                  Corp. Ltd., Class H              4,766,659
       568,567 Jiangxi Copper Co., Ltd.,
                  Class H                            900,857
     1,763,984 Sinopec Engineering Group Co.,
                  Ltd., Class H                    1,989,216
    13,468,984 Zijin Mining Group Co., Ltd.,
                  Class H (b)                      3,058,605
                                                ------------
                                                  45,333,876
                                                ------------
               CZECH REPUBLIC - 0.9%
        63,571 02 Czech Republic A.S.                900,736
        99,866 CEZ AS                              3,014,345
                                                ------------
                                                   3,915,081
                                                ------------
               EGYPT - 1.5%
       748,471 Commercial International Bank
                  Egypt SAE                        3,758,031
     1,571,432 Telecom Egypt Co.                   2,964,821
                                                ------------
                                                   6,722,852
                                                ------------
               HONG KONG - 6.1%
     1,394,769 China Everbright
                  International Ltd.               1,990,368
       521,601 China Mobile Ltd.                   5,060,951
       736,835 China Overseas Land &
                  Investment Ltd.                  1,787,327
    10,463,579 China South City Holdings
                  Ltd. (b)                         5,508,284
     1,067,464 China Taiping Insurance
                  Holdings Co., Ltd. (c)           1,908,940


Page 68                See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               HONG KONG (CONTINUED)
       726,000 China Unicom Hong Kong Ltd.      $  1,124,071
     1,615,466 CITIC Pacific Ltd. (b)              2,830,567
     3,176,575 CNOOC Ltd.                          5,721,638
     8,580,026 Franshion Properties China Ltd.     2,269,438
                                                ------------
                                                  28,201,584
                                                ------------
               INDONESIA - 1.7%
     2,187,255 Bank Negara Indonesia Persero
                  Tbk PT                             879,146
     1,133,032 Bank Rakyat Indonesia Persero
                  Tbk PT                             986,803
     4,616,504 Global Mediacom Tbk PT                827,505
       658,833 Gudang Garam Tbk PT                 2,973,224
    14,810,626 Kalbe Farma Tbk PT                  2,073,862
                                                ------------
                                                   7,740,540
                                                ------------
               MALAYSIA - 0.5%
       203,200 Petronas Dagangan BHD               1,521,311
       260,700 Tenaga Nasional BHD                   988,890
                                                ------------
                                                   2,510,201
                                                ------------
               MEXICO - 1.7%
       230,791 Gruma S.A.B. de C.V.,
                  Class B (c)                      2,762,163
       235,123 Megacable Holdings S.A.B.
                  de C.V.                            994,246
       367,923 OHL Mexico S.A.B. de C.V. (c)       1,123,039
       212,316 Promotora y Operadora de
                  Infraestructura S.A.B. de
                  C.V. (c)                         2,832,680
                                                ------------
                                                   7,712,128
                                                ------------
               NETHERLANDS - 1.1%
       243,778 X5 Retail Group N.V., GDR (c)       5,263,167
                                                ------------
               PHILIPPINES - 3.7%
     6,010,800 Alliance Global Group, Inc.         4,007,200
     1,223,630 DMCI Holdings, Inc.                 2,074,424
     3,460,760 JG Summit Holdings, Inc.            4,063,321
    20,442,000 Megaworld Corp.                     2,107,423
       313,370 Semirara Mining Corp.               2,630,441
       603,200 Universal Robina Corp.              2,132,274
                                                ------------
                                                  17,015,083
                                                ------------
               POLAND - 4.7%
     4,522,622 Getin Noble Bank S.A. (c)           4,676,161
       132,481 KGHM Polska Miedz S.A.              5,428,977
       763,342 PGE S.A.                            5,441,850
     1,299,744 Polskie Gornictwo Naftowe i
                  Gazownictwo S.A.                 2,246,915
     2,198,425 Tauron Polska Energia S.A.          3,742,585
                                                ------------
                                                  21,536,488
                                                ------------
               RUSSIA - 9.0%
         2,199 AK Transneft OAO (Preference
                  Shares) (c) (d)                  4,819,354
     1,861,028 Alrosa AO (c) (d)                   2,289,652
    69,073,159 E.ON Russia JSC (c) (d)             5,773,894


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               RUSSIA (CONTINUED)
     1,238,270 Gazprom OAO (c) (d)              $  5,429,071
        85,605 Lukoil OAO (d)                      5,130,001
     1,631,957 Rostelecom OJSC (c) (d)             4,145,819
   120,061,259 RusHydro JSC (c) (d)                2,367,608
     6,489,735 Surgutneftegas OAO (c) (d)          5,049,676
       838,928 Tatneft OAO (c) (d)                 5,478,774
       200,054 Uralkali OJSC (d)                     918,570
                                                ------------
                                                  41,402,419
                                                ------------
               SINGAPORE - 0.8%
     4,448,000 Yangzijiang Shipbuilding
                  Holdings Ltd.                    3,852,626
               SOUTH AFRICA - 10.4%
        63,620 Anglo American Platinum Ltd. (c)    2,758,183
        24,619 Assore Ltd.                           825,634
       110,021 Bidvest Group Ltd.                  2,923,341
       405,842 Coronation Fund Managers Ltd.       3,644,755
       286,988 Exxaro Resources Ltd.               3,737,455
       473,578 Investec Ltd.                       4,340,798
        80,777 Liberty Holdings Ltd.                 987,401
       408,316 MMI Holdings Ltd.                   1,007,832
       217,286 Mondi Ltd.                          3,961,204
        17,298 Naspers Ltd.                        2,036,398
     2,103,577 Redefine Properties Ltd.            1,896,879
       872,835 Sanlam Ltd.                         5,067,942
        68,149 Sasol Ltd.                          4,052,158
       361,836 Standard Bank Group Ltd.            4,933,354
       984,763 Steinhoff International
                  Holdings Ltd.                    5,486,338
                                                ------------
                                                  47,659,672
                                                ------------
               SPAIN - 0.5%
       228,967 Cemex Latam Holdings S.A. (c)       2,243,938
                                                ------------
               TAIWAN - 11.3%
     3,441,668 Advanced Semiconductor
                  Engineering, Inc.                4,478,157
       263,783 Catcher Technology Co., Ltd.        2,460,431
       247,859 Eclat Textile Co., Ltd.             3,005,056
       405,043 Foxconn Technology Co., Ltd.          982,152
        71,513 Hermes Microvision, Inc.            2,838,198
       336,988 Hon Hai Precision Industry Co.,
                  Ltd.                             1,128,635
     4,877,500 Inotera Memories, Inc. (c)          8,870,261
     4,847,016 Inventec Corp.                      4,642,798
       100,979 Largan Precision Co., Ltd.          8,049,100
       208,474 Novatek Microelectronics Corp.      1,026,381
     1,282,562 Pegatron Corp.                      2,448,457
     2,708,460 Pou Chen Corp.                      3,261,074
     1,063,979 Quanta Computer, Inc.               3,100,213
       718,076 Siliconware Precision
                  Industries Co.                   1,179,638
     9,052,792 United Microelectronics Corp.       4,532,763
                                                ------------
                                                  52,003,314
                                                ------------
               THAILAND - 3.5%
    14,752,500 BTS Group Holdings PCL              3,931,879
       712,200 CP ALL PCL                          1,053,323
       407,600 Glow Energy PCL                     1,045,531


                       See Notes to Financial Statements                 Page 69

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               THAILAND (CONTINUED)
     1,352,800 Indorama Ventures PCL            $  1,156,685
       592,000 PTT Exploration and Production
                  PCL                              3,055,307
     1,286,400 PTT Global Chemical PCL             2,675,458
       310,800 PTT PCL                             3,045,275
                                                ------------
                                                  15,963,458
                                                ------------
               TURKEY - 5.3%
       429,188 Anadolu Efes Biracilik Ve Malt
                  Sanayii AS (c)                   5,256,976
       127,154 BIM Birlesik Magazalar AS           2,916,872
     4,053,438 Emlak Konut Gayrimenkul
                  Yatirim Ortakligi AS             5,089,278
       719,343 Enka Insaat ve Sanayi AS            1,952,337
     2,220,579 Eregli Demir ve Celik
                  Fabrikalari TAS                  3,972,432
       930,015 Turk Hava Yollari (c)               2,848,956
       170,957 Turkcell Iletisim Hizmetleri
                  AS (c)                           1,069,187
       503,185 Yapi ve Kredi Bankasi AS            1,097,288
                                                ------------
                                                  24,203,326
                                                ------------
               VIRGIN ISLANDS (BRITISH) - 0.4%
        53,879 Mail.ru Group Ltd., GDR (c)         1,899,235
                                                ------------
               TOTAL COMMON STOCKS               455,220,506
               (Cost $433,828,608)              ------------

               MONEY MARKET FUNDS - 2.9%
    13,430,095 Goldman Sachs Financial Square
                  Treasury Instruments Fund -
                  Institutional Class -
                  0.001% (e) (f)                  13,430,095
                                                ------------
               TOTAL MONEY MARKET FUNDS           13,430,095
               (Cost $13,430,095)               ------------

  PRINCIPAL
    VALUE      DESCRIPTION                             VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS - 1.3%
$    5,978,908 JPMorgan Chase & Co.,
                  0.06% (e), dated 6/30/14,
                  due 7/1/14, with a maturity
                  value of $5,978,918.
                  Collateralized by U.S.
                  Treasury Note, interest
                  rate of 0.25%, due 8/15/15.
                  The value of the collateral
                  including accrued interest
                  is $6,104,229. (f)               5,978,908
                                                ------------
               TOTAL REPURCHASE AGREEMENTS         5,978,908
               (Cost $5,978,908)                ------------

               TOTAL INVESTMENTS - 103.4%        474,629,509
               (Cost $453,237,611) (g)
               NET OTHER ASSETS AND
                  LIABILITIES - (3.4%)           (15,775,543)
                                                ------------
               NET ASSETS - 100.0%              $458,853,966
                                                ============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $17,906,448 and the total value of the collateral held by the Fund is $19,409,003.

(c)   Non-income producing security.

(d) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2014, securities noted as such are valued at $41,402,419 or 9.02% of net assets.

(e)   Interest rate shown reflects yield as of June 30, 2014.

(f)   This security serves as collateral for securities on loan.

(g) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $35,578,353 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $14,186,455.

ADR   American Depositary Receipt

GDR Global Depositary Receipt


-----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                 LEVEL 2        LEVEL 3
                      TOTAL         LEVEL 1    SIGNIFICANT    SIGNIFICANT
                    VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS         6/30/2014       PRICES        INPUT          INPUT
--------------------------------------------------------------------------
Common Stocks:
   Russia         $  41,402,419  $          --  $ 41,402,419    $   --
   Other Country
      Categories*   413,818,087    413,818,087            --        --
                  --------------------------------------------------------
Total Common
   Stocks           455,220,506    413,818,087    41,402,419        --
Money Market
   Funds             13,430,095     13,430,095            --        --
Repurchase
   Agreements         5,978,908             --     5,978,908        --
                  --------------------------------------------------------
Total Investments $ 474,629,509  $ 427,248,182  $ 47,381,327    $   --
                  ========================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.


Page 70                See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

-----------------------------------
OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                 $ 17,906,448
Non-cash Collateral(2)                           (17,906,448)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At June 30, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements.

Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                 $  5,978,908
Non-cash Collateral(4)                            (5,978,908)
                                                ------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At June 30, 2014, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


INDUSTRY                                     % OF NET ASSETS
-------------------------------------------------------------
Oil, Gas & Consumable Fuels                        13.0%
Real Estate Management & Development                8.8
Semiconductors & Semiconductor Equipment            6.0
Metals & Mining                                     5.4
Electric Utilities                                  5.3
Industrial Conglomerates                            3.9
Diversified Telecommunication Services              3.7
Independent Power and Renewable Electricity
   Producers                                        3.6
Banks                                               3.6
Technology Hardware, Storage & Peripherals          3.0
Money Market Funds                                  2.9
Insurance                                           2.6
Wireless Telecommunication Services                 2.5
Construction Materials                              2.5
Automobiles                                         2.2
Food & Staples Retailing                            2.2
Electronic Equipment, Instruments & Components      2.0
Pharmaceuticals                                     1.9
Construction & Engineering                          1.9
Internet Software & Services                        1.9
Food Products                                       1.8
Household Durables                                  1.8
Water Utilities                                     1.7
Capital Markets                                     1.7
Machinery                                           1.4
Textiles, Apparel & Luxury Goods                    1.4
Diversified Consumer Services                       1.3
Internet & Catalog Retail                           1.3
Repurchase Agreements                               1.3
Beverages                                           1.1
Real Estate Investment Trusts                       1.1
Chemicals                                           1.0
Paper & Forest Products                             0.9
Road & Rail                                         0.9
Media                                               0.8
Gas Utilities                                       0.8
Airlines                                            0.8
Software                                            0.8
Energy Equipment & Services                         0.7
Tobacco                                             0.6
Commercial Services & Supplies                      0.4
Aerospace & Defense                                 0.4
IT Services                                         0.3
Transportation Infrastructure                       0.2
-------------------------------------------------------------
TOTAL INVESTMENTS                                 103.4
NET OTHER ASSETS AND LIABILITIES                   (3.4)
                                                 -------
TOTAL                                             100.0%
                                                 =======


                       See Notes to Financial Statements                 Page 71

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 100.0%
               AIR FREIGHT & LOGISTICS - 1.6%
        28,125 Deutsche Post AG                 $  1,017,090
                                                ------------
               AIRLINES - 2.5%
        72,494 Deutsche Lufthansa AG               1,556,491
                                                ------------
               AUTO COMPONENTS - 4.3%
        11,687 Continental AG                      2,706,909
                                                ------------
               AUTOMOBILES - 13.3%
        13,119 Bayerische Motoren Werke AG         1,663,811
        23,696 Daimler AG                          2,219,370
        24,625 Porsche Automobil Holding SE
                  (Preference Shares)              2,565,680
         7,303 Volkswagen AG (Preference
                  Shares)                          1,918,000
                                                ------------
                                                   8,366,861
                                                ------------
               BANKS - 0.8%
        31,820 Commerzbank AG (a)                    500,196
                                                ------------
               CHEMICALS - 10.1%
         4,810 BASF SE                               560,036
        62,881 Evonik Industries AG                2,501,291
        83,268 K+S AG                              2,738,163
         4,634 Wacker Chemie AG                      535,102
                                                ------------
                                                   6,334,592
                                                ------------
               CONSTRUCTION & ENGINEERING
                  - 1.6%
        12,010 Hochtief AG                         1,039,507
                                                ------------
               CONSTRUCTION MATERIALS - 3.7%
        27,026 HeidelbergCement AG                 2,306,628
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES - 4.9%
        29,980 Deutsche Telekom AG                   525,461
       310,526 Telefonica Deutschland Holding
                  AG                               2,567,802
                                                ------------
                                                   3,093,263
                                                ------------
               FOOD & STAPLES RETAILING - 3.7%
        52,932 Metro AG (a)                        2,307,032
                                                ------------
               FOOD PRODUCTS - 2.4%
        75,971 Suedzucker AG (b)                   1,534,400
                                                ------------
               HEALTH CARE PROVIDERS &
                  SERVICES - 9.7%
        81,008 Celesio AG                          2,884,031
        10,016 Fresenius SE & Co. KGaA             1,493,553
        52,595 Rhoen Klinikum AG                   1,737,082
                                                ------------
                                                   6,114,666
                                                ------------
               HOTELS, RESTAURANTS & LEISURE
                  - 4.2%
       155,589 TUI AG                              2,620,491
                                                ------------
               INSURANCE - 4.0%
         5,715 Allianz SE                            952,369
         2,325 Muenchener Rueckversicherungs
                  AG                                 515,429


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               INSURANCE (CONTINUED)
        30,233 Talanx AG                        $  1,059,790
                                                ------------
                                                   2,527,588
                                                ------------
               INTERNET SOFTWARE & SERVICES
                  - 3.4%
        48,205 United Internet AG                  2,123,779
                                                ------------
               IT SERVICES - 2.7%
        38,929 Wirecard AG                         1,680,722
                                                ------------
               MACHINERY - 6.7%
        22,996 Duerr AG                            2,040,450
        36,383 KION Group AG                       1,577,775
         5,969 Krones AG                             591,669
                                                ------------
                                                   4,209,894
                                                ------------
               MEDIA - 3.6%
        15,958 Axel Springer AG                      982,215
       139,736 Sky Deutschland AG (a)              1,287,339
                                                ------------
                                                   2,269,554
                                                ------------
               MULTI-UTILITIES - 5.5%
       111,107 E.ON SE                             2,294,253
        28,011 RWE AG                              1,203,019
                                                ------------
                                                   3,497,272
                                                ------------
               PHARMACEUTICALS - 1.6%
         7,308 Bayer AG                            1,032,206
                                                ------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT - 2.9%
        62,106 Deutsche Annington Immobilien
                  SE                               1,827,547
                                                ------------
               SOFTWARE - 1.7%
        29,341 Software AG                         1,059,257
                                                ------------
               TRADING COMPANIES &
                  DISTRIBUTORS - 0.8%
         2,766 Brenntag AG                           494,267
                                                ------------
               TRANSPORTATION INFRASTRUCTURE
                  - 0.8%
         6,853 Fraport AG Frankfurt Airport
                  Services Worldwide                 484,205
                                                ------------
               WIRELESS TELECOMMUNICATION
                  SERVICES - 3.5%
        68,437 Freenet AG                          2,176,901
                                                ------------
               TOTAL COMMON STOCKS                62,881,318
                                                ------------
               (Cost $60,640,548)

               MONEY MARKET FUNDS - 1.4%
       883,811 Goldman Sachs Financial Square
                  Treasury Instruments Fund -
                  Institutional Class -
                  0.001% (c) (d)                     883,811
                                                ------------
               TOTAL MONEY MARKET FUNDS              883,811
               (Cost $883,811)                  ------------


Page 72                See Notes to Financial Statements

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

  PRINCIPAL
    VALUE      DESCRIPTION                             VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS - 0.6%
$      393,461 JPMorgan Chase & Co.,
                  0.06% (c), dated 6/30/14,
                  due 7/1/14, with a maturity
                  value of $393,462.
                  Collateralized by U.S.
                  Treasury Note, interest
                  rate of 0.25%, due 8/15/15.
                  The value of the collateral
                  including accrued interest
                  is $401,708. (d)              $    393,461
                                                ------------
               TOTAL REPURCHASE AGREEMENTS           393,461
                                                ------------
               (Cost $393,461)
               TOTAL INVESTMENTS - 102.0%         64,158,590
               (Cost $61,917,820) (e)
               NET OTHER ASSETS AND
                  LIABILITIES - (2.0%)            (1,273,873)
                                                ------------
               NET ASSETS - 100.0%              $ 62,884,717
                                                ============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $1,215,446 and the total value of the collateral held by the Fund is $1,277,272.

(c)   Interest rate shown reflects yield as of June 30, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,781,658 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,540,888.

-----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                 LEVEL 2        LEVEL 3
                      TOTAL         LEVEL 1    SIGNIFICANT    SIGNIFICANT
                    VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS         6/30/2014       PRICES        INPUT          INPUT
--------------------------------------------------------------------------
Common Stocks*    $ 62,881,318  $ 62,881,318    $      --       $   --
Money Market
   Funds               883,811       883,811           --           --
Repurchase
   Agreements          393,461            --      393,461           --
                  --------------------------------------------------------
Total Investments $ 64,158,590  $ 63,765,129    $ 393,461       $   --
                  ========================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.

-----------------------------------
OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                 $  1,215,446
Non-cash Collateral(2)                            (1,215,446)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At June 30, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements.

Repurchase Agreements on a gross basis were as follows:


REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                 $    393,461
Non-cash Collateral(4)                              (393,461)
                                                ------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At June 30, 2014, the value of the collateral received from each seller exceeded the value of the repurchase agreements.

COUNTRY ALLOCATION**                         % OF NET ASSETS
-------------------------------------------------------------
Germany                                           100.0%
United States                                       2.0
-------------------------------------------------------------
TOTAL INVESTMENTS                                 102.0
NET OTHER ASSETS AND LIABILITIES                   (2.0)
                                                 -------
TOTAL                                             100.0%
                                                 =======

** Portfolio securities are categorized based on their country of incorporation.


                       See Notes to Financial Statements                 Page 73

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 99.9%
               AEROSPACE & DEFENSE - 1.6%
       190,124 CAE, Inc.                      $    2,487,354
                                                ------------
               AUTO COMPONENTS - 7.7%
       145,308 Linamar Corp.                       8,572,362
        29,487 Magna International, Inc.           3,174,056
                                                ------------
                                                  11,746,418
                                                ------------
               BANKS - 0.8%
        33,215 Canadian Western Bank               1,241,691
                                                ------------
               CHEMICALS - 4.9%
        26,437 Agrium, Inc.                        2,421,833
        81,773 Methanex Corp.                      5,055,587
                                                ------------
                                                   7,477,420
                                                ------------
               DIVERSIFIED FINANCIAL SERVICES
                  - 1.8%
        44,788 Onex Corp.                          2,771,101
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES - 4.1%
       240,230 Bell Aliant, Inc. (a)               6,279,007
                                                ------------
               FOOD & STAPLES RETAILING
                  - 10.7%
       241,164 Alimentation Couche Tard, Inc.,
                  Class B                          6,606,273
        70,779 Empire Co., Ltd., Class A (a)       4,813,012
        79,154 Metro, Inc.                         4,893,669
                                                ------------
                                                  16,312,954
                                                ------------
               INSURANCE - 4.5%
         6,986 E-L Financial Corp. Ltd.            4,615,650
        80,396 Power Corp. of Canada               2,233,955
                                                ------------
                                                   6,849,605
                                                ------------
               IT SERVICES - 0.8%
        36,132 CGI Group, Inc., Class A (b)        1,280,645
                                                ------------
               METALS & MINING - 0.7%
        46,448 Teck Resources Ltd., Class B        1,060,375
                                                ------------
               MULTI-UTILITIES - 0.9%
        27,520 ATCO, Ltd., Class I                 1,333,897
                                                ------------
               MULTILINE RETAIL - 2.4%
        38,724 Canadian Tire Corp. Ltd.,
                  Class A                          3,715,080
                                                ------------
               OIL, GAS & CONSUMABLE FUELS
                  - 17.0%
       107,201 Canadian Natural Resources Ltd.     4,925,791
       128,553 Canadian Oil Sands Ltd.             2,913,089
       133,088 Enerplus Corp.                      3,353,860
       114,325 Husky Energy, Inc.                  3,692,085
       140,053 Pacific Rubiales Energy
                  Corp. (a)                        2,845,555
       195,471 Pengrowth Energy Corp. (a)          1,401,390
       144,790 Penn West Petroleum Ltd. (a)        1,413,909
       103,462 Suncor Energy, Inc.                 4,411,715
       103,986 Talisman Energy, Inc.               1,099,257
                                                ------------
                                                  26,056,651
                                                ------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               PAPER & FOREST PRODUCTS - 6.6%
       240,861 Canfor Corp. (b)                 $  5,272,961
        99,168 West Fraser Timber Co., Ltd.        4,805,752
                                                ------------
                                                  10,078,713
                                                ------------
               PHARMACEUTICALS - 2.6%
        30,913 Valeant Pharmaceuticals
                  International, Inc. (b)          3,909,283
                                                ------------
               PROFESSIONAL SERVICES - 3.9%
        97,498 Stantec, Inc.                       6,037,831
                                                ------------
               REAL ESTATE INVESTMENT TRUSTS
                  - 15.0%
        85,828 Boardwalk Real Estate
                  Investment Trust                 5,249,178
       255,223 Calloway Real Estate Investment
                  Trust                            6,352,770
       222,805 Dream Office Real Estate
                  Investment Trust                 6,115,888
       207,389 RioCan Real Estate Investment
                  Trust                            5,307,899
                                                ------------
                                                  23,025,735
                                                ------------
               ROAD & RAIL - 0.9%
         7,992 Canadian Pacific Railway Ltd.       1,447,855
                                                ------------
               SOFTWARE - 6.3%
        22,832 Constellation Software, Inc.        5,819,213
        78,860 Open Text Corp.                     3,783,920
                                                ------------
                                                   9,603,133
                                                ------------
               TEXTILES, APPAREL & LUXURY
                  GOODS - 2.6%
        68,054 Gildan Activewear, Inc.             4,009,704
                                                ------------
               THRIFTS & MORTGAGE FINANCE
                  - 4.1%
       175,302 Genworth MI Canada, Inc. (a)        6,244,533
                                                ------------
               TOTAL COMMON STOCKS               152,968,985
               (Cost $138,980,893)              ------------

               MONEY MARKET FUNDS - 6.0%
     9,121,335 Goldman Sachs Financial Square
                  Treasury Instruments Fund -
                  Institutional Class -
                  0.001% (c) (d)                   9,121,335
                                                ------------
               TOTAL MONEY MARKET FUNDS            9,121,335
               (Cost $9,121,335)                ------------


Page 74                See Notes to Financial Statements

FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

  PRINCIPAL
    VALUE      DESCRIPTION                             VALUE
------------------------------------------------------------
               REPURCHASE AGREEMENTS - 2.7%
$    4,060,702 JPMorgan Chase & Co.,
                  0.06% (c), dated 6/30/14,
                  due 7/1/14, with a maturity
                  value of $4,060,709.
                  Collateralized by U.S.
                  Treasury Note, interest rate
                  of 0.25%, due 8/15/15. The
                  value of the collateral
                  including accrued interest
                  is $4,145,817 (d)             $  4,060,702
                                                ------------
               TOTAL REPURCHASE AGREEMENTS         4,060,702
               (Cost $4,060,702)                ------------

               TOTAL INVESTMENTS - 108.6%        166,151,022
               (Cost $152,162,930) (e)
               NET OTHER ASSETS AND
                  LIABILITIES - (8.6%)           (13,097,305)
                                                ------------
               NET ASSETS - 100.0%              $153,053,717
                                                ============


(a) All or a portion of this security is on loan. (See Note 2D - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $12,543,509 and the total value of the collateral held by the Fund is $13,182,037.

(b)   Non-income producing security.

(c)   Interest rate shown reflects yield as of June 30, 2014.

(d)   This security serves as collateral for securities on loan.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $14,595,392 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $607,300.

-----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                 LEVEL 2        LEVEL 3
                      TOTAL         LEVEL 1    SIGNIFICANT    SIGNIFICANT
                    VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS         6/30/2014       PRICES        INPUT          INPUT
--------------------------------------------------------------------------
Common Stocks*    $ 152,968,985  $ 152,968,985  $        --     $   --
Money Market
   Funds              9,121,335      9,121,335           --         --
Repurchase
   Agreements         4,060,702             --    4,060,702         --
                  --------------------------------------------------------
Total Investments $ 166,151,022  $ 162,090,320  $ 4,060,702     $   --
                  ========================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2014, the Fund transferred common stocks valued at $2,572,105 from Level 2 to Level 1 of the fair value hierarchy. The common stocks that transferred from Level 2 to Level 1 did so as a result of it now being priced on the primary exchange.

-----------------------------------
OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(1)                   12,543,509
Non-cash Collateral(2)                           (12,543,509)
                                                ------------
Net Amount                                      $         --
                                                ============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At June 30, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements.

Repurchase Agreements on a gross basis were as follows:


REPURCHASE AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the Statements
   of Assets and Liabilities(3)                 $  4,060,702
Non-cash Collateral(4)                            (4,060,702)
                                                ------------
Net Amount                                      $         --
                                                ============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At June 30, 2014, the value of the collateral received from the seller exceeded the value of the repurchase agreements.

COUNTRY ALLOCATION**                         % OF NET ASSETS
-------------------------------------------------------------
Canada                                             99.9%
United States                                       8.7
-------------------------------------------------------------
TOTAL INVESTMENTS                                 108.6
NET OTHER ASSETS AND LIABILITIES                   (8.6)
                                                 -------
TOTAL                                             100.0%
                                                 =======

*  See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                       See Notes to Financial Statements                 Page 75

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 99.2%
               BANKS - 6.5%
         3,503 Bank of Queensland Ltd.          $     40,265
         3,571 Bendigo and Adelaide Bank Ltd.         41,081
           803 National Australia Bank Ltd.           24,821
                                                ------------
                                                     106,167
                                                ------------
               BIOTECHNOLOGY - 0.8%
           203 CSL Ltd.                               12,739
                                                ------------
               CAPITAL MARKETS - 2.9%
         8,119 Platinum Asset Management Ltd.         48,232
                                                ------------
               CHEMICALS - 6.3%
        26,091 Incitec Pivot Ltd.                     71,347
         1,758 Orica Ltd.                             32,292
                                                ------------
                                                     103,639
                                                ------------
               CONSTRUCTION & ENGINEERING
                  - 3.9%
         3,472 Leighton Holdings Ltd.                 64,594
                                                ------------
               CONSTRUCTION MATERIALS - 3.4%
         4,323 James Hardie Industries PLC            56,417
                                                ------------
               CONTAINERS & PACKAGING - 1.6%
         2,651 Amcor Ltd.                             26,073
                                                ------------
               DIVERSIFIED FINANCIAL SERVICES
                  - 4.8%
        11,278 Challenger Ltd.                        79,121
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES - 5.7%
         7,991 Telstra Corp Ltd.                      39,258
        10,515 TPG Telecom Ltd.                       54,632
                                                ------------
                                                      93,890
                                                ------------
               ELECTRIC UTILITIES - 1.7%
        22,465 SP AusNet                              28,068
                                                ------------
               ENERGY EQUIPMENT & SERVICES
                  - 3.4%
         3,370 WorleyParsons Ltd.                     55,324
                                                ------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES - 2.3%
         2,030 Ansell Ltd.                            37,958
                                                ------------
               HEALTH CARE PROVIDERS &
                  SERVICES - 5.0%
         1,293 Ramsay Health Care Ltd.                55,475
         1,687 Sonic Healthcare Ltd.                  27,568
                                                ------------
                                                      83,043
                                                ------------
               HOTELS, RESTAURANTS & LEISURE
                  - 1.6%
           830 Crown Resorts Ltd.                     11,834
         4,511 Tatts Group Ltd.                       13,909
                                                ------------
                                                      25,743
                                                ------------

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               IT SERVICES - 1.8%
         2,458 Computershare Ltd.               $     28,926
                                                ------------
               MEDIA - 2.7%
         1,111 REA Group Ltd.                         44,744
                                                ------------
               METALS & MINING - 9.7%
         1,104 BHP Billiton Ltd.                      37,373
        12,014 BlueScope Steel Ltd. (a)               61,401
        12,014 Fortescue Metals Group Ltd.            49,279
         1,620 Iluka Resources Ltd.                   12,419
                                                ------------
                                                     160,472
                                                ------------
               MULTILINE RETAIL - 0.8%
         4,425 Harvey Norman Holdings Ltd.            12,935
                                                ------------
               OIL, GAS & CONSUMABLE FUELS
                  - 5.8%
           697 Caltex Australia Ltd.                  14,177
         1,912 Santos Ltd.                            25,710
         1,438 Woodside Petroleum Ltd.                55,689
                                                ------------
                                                      95,576
                                                ------------
               PROFESSIONAL SERVICES - 5.5%
         1,587 ALS Ltd.                               13,259
         5,214 Seek Ltd.                              77,927
                                                ------------
                                                      91,186
                                                ------------
               REAL ESTATE INVESTMENT TRUSTS
                  - 15.4%
        14,380 CFS Retail Property Trust Group        27,662
        69,575 Dexus Property Group                   72,822
         5,976 Federation Centres Ltd.                14,031
        20,566 GPT Group                              74,468
        21,612 Scentre Group (a)                      65,213
                                                ------------
                                                     254,196
                                                ------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT - 2.8%
         3,766 Lend Lease Group                       46,556
                                                ------------
               ROAD & RAIL - 4.8%
         9,712 Asciano Ltd.                           51,559
         5,731 Aurizon Holdings Ltd.                  26,912
                                                ------------
                                                      78,471
                                                ------------
               TOTAL INVESTMENTS - 99.2%           1,634,070
               (Cost $1,460,435) (b)
               NET OTHER ASSETS AND
                  LIABILITIES - 0.8%                  12,374
                                                ------------
               NET ASSETS - 100.0%              $  1,646,444
                                                ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $202,924 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $29,289.


Page 76                See Notes to Financial Statements

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

-----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                 LEVEL 2        LEVEL 3
                      TOTAL         LEVEL 1    SIGNIFICANT    SIGNIFICANT
                    VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS         6/30/2014       PRICES        INPUT          INPUT
--------------------------------------------------------------------------
Common Stocks*     $ 1,634,070   $ 1,634,070     $   --         $   --
                  ========================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.

COUNTRY ALLOCATION**                         % OF NET ASSETS
-------------------------------------------------------------
Australia                                          95.8%
Ireland                                             3.4
-------------------------------------------------------------
TOTAL INVESTMENTS                                  99.2
NET OTHER ASSETS AND LIABILITIES                    0.8
                                                 -------
TOTAL                                             100.0%
                                                 =======

*   See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                       See Notes to Financial Statements                 Page 77

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 100.1%
               AEROSPACE & DEFENSE - 0.4%
        26,490 Meggitt PLC                      $    229,395
                                                ------------
               AIR FREIGHT & LOGISTICS - 2.1%
       122,573 Royal Mail PLC                      1,046,759
                                                ------------
               AIRLINES - 3.8%
        36,389 easyJet PLC                           850,069
       174,058 International Consolidated
                  Airlines Group S.A. (a)          1,103,656
                                                ------------
                                                   1,953,725
                                                ------------
               AUTO COMPONENTS - 1.4%
       112,296 GKN PLC                               697,818
                                                ------------
               BANKS - 1.8%
       708,589 Lloyds Banking Group PLC (a)          900,414
                                                ------------
               BEVERAGES - 1.5%
        60,534 Britvic PLC                           753,675
                                                ------------
               CAPITAL MARKETS - 5.7%
        27,947 Aberdeen Asset Management
                  PLC                                217,094
        20,369 Close Brothers Group PLC              445,504
        41,280 Hargreaves Lansdown PLC               874,605
        61,126 Henderson Group PLC                   252,113
       166,350 Intermediate Capital Group PLC      1,111,435
                                                ------------
                                                   2,900,751
                                                ------------
               CHEMICALS - 1.8%
        17,041 Johnson Matthey PLC                   904,083
                                                ------------
               COMMERCIAL SERVICES & SUPPLIES
                  - 4.8%
        15,565 Aggreko PLC                           439,526
        23,392 Babcock International Group
                  PLC                                465,184
       321,671 Regus PLC                           1,000,273
        83,975 Serco Group PLC                       525,278
                                                ------------
                                                   2,430,261
                                                ------------
               CONTAINERS & PACKAGING - 2.0%
       210,442 DS Smith PLC                          996,896
                                                ------------
               DISTRIBUTORS - 1.0%
        45,479 Inchcape PLC                          493,849
                                                ------------
               DIVERSIFIED FINANCIAL SERVICES
                  - 0.5%
         8,063 London Stock Exchange Group
                  PLC                                276,946
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES - 0.5%
        45,665 TalkTalk Telecom Group PLC            254,382
                                                ------------
               ENERGY EQUIPMENT & SERVICES
                  - 2.6%
        61,108 John Wood Group PLC                   843,440
        22,832 Petrofac Ltd.                         470,068
                                                ------------
                                                   1,313,508
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               FOOD & STAPLES RETAILING - 4.8%
       429,950 Booker Group PLC                 $    954,354
       153,133 J Sainsbury PLC                       826,837
       214,151 WM Morrison Supermarkets PLC          672,157
                                                ------------
                                                   2,453,348
                                                ------------
               FOOD PRODUCTS - 2.3%
        22,860 Associated British Foods PLC        1,192,848
                                                ------------
               HOTELS, RESTAURANTS & LEISURE
                  - 2.9%
       234,322 Ladbrokes PLC                         562,629
        23,289 Millennium & Copthorne Hotels
                  PLC                                231,967
        83,573 Thomas Cook Group PLC (a)             190,941
        33,826 TUI Travel PLC                        230,401
         3,725 Whitbread PLC                         281,072
                                                ------------
                                                   1,497,010
                                                ------------
               HOUSEHOLD DURABLES - 4.7%
       120,115 Barratt Developments PLC              768,196
        26,701 Bellway PLC                           715,601
        15,783 Berkeley Group Holdings PLC           653,126
       125,322 Taylor Wimpey PLC                     244,503
                                                ------------
                                                   2,381,426
                                                ------------
               INDEPENDENT POWER AND RENEWABLE
                  ELECTRICITY PRODUCERS - 0.8%
        34,912 Drax Group PLC                        382,688
                                                ------------
               INSURANCE - 13.1%
        24,071 Catlin Group Ltd.                     220,394
        35,788 Hiscox Ltd.                           433,020
       313,726 Legal & General Group PLC           1,210,197
        57,622 Phoenix Group Holdings                640,007
        52,139 Prudential PLC                      1,196,583
       157,891 Resolution Ltd.                       851,987
       103,333 RSA Insurance Group PLC               839,656
        95,971 St. James's Place PLC               1,251,545
                                                ------------
                                                   6,643,389
                                                ------------
               INTERNET & CATALOG RETAIL
                  - 0.8%
        63,285 Ocado Group PLC (a)                   402,140
                                                ------------
               MEDIA - 2.0%
        43,644 Daily Mail & General Trust PLC        621,440
        10,200 Rightmove PLC                         374,263
                                                ------------
                                                     995,703
                                                ------------
               METALS & MINING - 8.8%
        67,832 Antofagasta PLC                       885,749
        29,906 BHP Billiton PLC                      967,068
        18,744 Fresnillo PLC                         279,724
       135,884 Lonmin PLC                            551,613
        14,748 Randgold Resources Ltd.             1,229,932
        29,938 Vedanta Resources PLC                 568,206
                                                ------------
                                                   4,482,292
                                                ------------
               MULTILINE RETAIL - 0.9%
        64,602 Marks & Spencer Group PLC             470,101
                                                ------------


Page 78                See Notes to Financial Statements

FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS
                  - 7.5%
       330,340 Afren PLC (a)                    $    819,748
        32,308 BG Group PLC                          682,855
       143,155 BP PLC                              1,261,482
       178,232 Premier Oil PLC                     1,018,483
                                                ------------
                                                   3,782,568
                                                ------------
               PHARMACEUTICALS - 1.9%
         3,909 AstraZeneca PLC                       290,374
        23,270 Hikma Pharmaceuticals PLC             668,251
                                                ------------
                                                     958,625
                                                ------------
               PROFESSIONAL SERVICES - 2.1%
       430,612 Hays PLC                            1,076,683
                                                ------------
               REAL ESTATE INVESTMENT TRUSTS
                  - 7.6%
        28,003 Derwent London PLC                  1,283,893
       116,639 Great Portland Estates PLC          1,285,527
        49,749 Intu Properties PLC                   265,297
        58,011 Land Securities Group PLC           1,028,541
                                                ------------
                                                   3,863,258
                                                ------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT - 2.3%
       212,232 Capital & Counties Properties
                  PLC                              1,182,987
                                                ------------
               SPECIALTY RETAIL - 2.2%
        81,052 Howden Joinery Group PLC              429,454
        36,323 Kingfisher PLC                        223,166
        39,086 Sports Direct International
                  PLC (a)                            472,590
                                                ------------
                                                   1,125,210
                                                ------------
               TRADING COMPANIES &
                  DISTRIBUTORS - 2.5%
        55,158 Ashtead Group PLC                     825,977
        14,929 Travis Perkins PLC                    418,501
                                                ------------
                                                   1,244,478
                                                ------------
               WATER UTILITIES - 1.9%
        62,428 United Utilities Group PLC            942,322
                                                ------------
               WIRELESS TELECOMMUNICATION
                  SERVICES - 1.1%
       160,798 Vodafone Group PLC                    536,620
                                                ------------
               TOTAL INVESTMENTS - 100.1%         50,766,158
               (Cost $49,990,233) (b)
               NET OTHER ASSETS AND
                  LIABILITIES - (0.1%)               (25,520)
                                                ------------
               NET ASSETS - 100.0%              $ 50,740,638
                                                ============


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,996,995 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,221,070.

-----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                 LEVEL 2        LEVEL 3
                      TOTAL         LEVEL 1    SIGNIFICANT    SIGNIFICANT
                    VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS         6/30/2014       PRICES        INPUT          INPUT
--------------------------------------------------------------------------
Common Stocks*    $ 50,766,158   $ 50,766,158     $   --        $   --
                  ========================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.

COUNTRY ALLOCATION**                         % OF NET ASSETS
-------------------------------------------------------------
United Kingdom                                     87.8%
Jersey                                              5.8
Spain                                               2.2
Guernsey                                            1.7
Bermuda                                             1.3
Cayman Island                                       1.3
-------------------------------------------------------------
TOTAL INVESTMENTS                                 100.1
NET OTHER ASSETS AND LIABILITIES                   (0.1)
                                                 -------
TOTAL                                             100.0%
                                                 =======

*   See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                       See Notes to Financial Statements                 Page 79

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 100.1%
               AUTO COMPONENTS - 0.7%
         5,070 Cheng Shin Rubber Industry
                  Co., Ltd.                     $     12,973
                                                ------------
               AUTOMOBILES - 2.5%
        14,645 Yulon Motor Co., Ltd.                  23,837
         1,874 Yulon Nissan Motor Co., Ltd.           23,976
                                                ------------
                                                      47,813
                                                ------------
               BANKS - 2.8%
        26,628 SinoPac Financial Holdings
                  Co., Ltd.                           11,995
        80,974 Taishin Financial Holding Co.,
                  Ltd.                                41,493
                                                ------------
                                                      53,488
                                                ------------
               CAPITAL MARKETS - 1.3%
        44,430 Yuanta Financial Holding Co.,
                  Ltd.                                24,032
                                                ------------
               CHEMICALS - 2.0%
         9,415 Formosa Chemicals & Fibre Corp.        23,839
         5,739 Nan Ya Plastics Corp.                  13,820
                                                ------------
                                                      37,659
                                                ------------
               CONSTRUCTION MATERIALS - 1.4%
        17,099 Taiwan Cement Corp.                    25,885
                                                ------------
               DIVERSIFIED FINANCIAL SERVICES
                  - 0.7%
         9,069 Fubon Financial Holding Co.,
                  Ltd.                                13,106
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES - 0.7%
         4,247 Chunghwa Telecom Co., Ltd.             13,683
                                                ------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS
                  & COMPONENTS - 16.0%
       124,609 AU Optronics Corp.                     52,793
        19,747 Hon Hai Precision Industry Co.,
                  Ltd.                                66,137
       174,196 Innolux Corp.                          81,678
         1,302 Largan Precision Co., Ltd.            103,783
                                                ------------
                                                     304,391
                                                ------------
               INDUSTRIAL CONGLOMERATES - 0.6%
        11,495 Far Eastern New Century Corp.          12,377
                                                ------------
               INSURANCE - 5.2%
        24,586 Cathay Financial Holding Co.,
                  Ltd.                                38,413
        39,281 China Life Insurance Co., Ltd.         36,245
        76,782 Shin Kong Financial Holding
                  Co., Ltd.                           23,684
                                                ------------
                                                      98,342
                                                ------------
               METALS & MINING - 1.3%
        29,291 China Steel Corp.                      24,623
                                                ------------
               OIL, GAS & CONSUMABLE FUELS
                  - 0.6%
         4,834 Formosa Petrochemical Corp.            12,596
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT - 23.8%
        57,101 Advanced Semiconductor
                  Engineering, Inc.             $     74,297
        71,895 Inotera Memories, Inc. (a)            130,749
         2,675 MediaTek, Inc.                         45,243
        44,430 Siliconware Precision
                  Industries Co.                      72,989
        11,244 Taiwan Semiconductor
                  Manufacturing Co., Ltd.             47,638
       160,091 United Microelectronics Corp.          80,158
                                                ------------
                                                     451,074
                                                ------------
               SPECIALTY RETAIL - 2.2%
         3,224 Hotai Motor Co., Ltd.                  41,140
                                                ------------
               TECHNOLOGY HARDWARE, STORAGE &
                  PERIPHERALS - 29.6%
         9,574 Advantech Co., Ltd.                    81,766
         5,902 ASUSTeK Computer, Inc.                 65,824
         8,174 Catcher Technology Co., Ltd.           76,243
        69,221 Compal Electronics, Inc.               56,567
        28,407 Foxconn Technology Co., Ltd.           68,882
        75,033 Inventec Corp.                         71,872
        24,817 LiteOn Technology Corp.                41,434
        51,488 Pegatron Corp.                         98,292
                                                ------------
                                                     560,880
                                                ------------
               TEXTILES, APPAREL & LUXURY
                  GOODS - 6.6%
         5,884 Eclat Textile Co., Ltd.                71,338
        44,380 Pou Chen Corp.                         53,435
                                                ------------
                                                     124,773
                                                ------------
               WIRELESS TELECOMMUNICATION
                  SERVICES - 2.1%
        12,074 Far EasTone Telecommunications
                  Co., Ltd.                           27,498
         4,106 Taiwan Mobile Co., Ltd.                12,707
                                                ------------
                                                      40,205
                                                ------------
               TOTAL INVESTMENTS - 100.1%          1,899,040
               (Cost $1,436,679) (b)
               NET OTHER ASSETS AND
                  LIABILITIES - (0.1%)                (2,564)
                                                ------------
               NET ASSETS - 100.0%              $  1,896,476
                                                ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $480,204 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $17,843.


Page 80                See Notes to Financial Statements

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

-----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                 LEVEL 2        LEVEL 3
                      TOTAL         LEVEL 1    SIGNIFICANT    SIGNIFICANT
                    VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS         6/30/2014       PRICES        INPUT          INPUT
--------------------------------------------------------------------------
Common Stocks*    $  1,899,040  $  1,899,040      $   --        $   --
                  ========================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.

COUNTRY ALLOCATION**                         % OF NET ASSETS
-------------------------------------------------------------
Taiwan                                            100.1%
-------------------------------------------------------------
TOTAL INVESTMENTS                                 100.1
NET OTHER ASSETS AND LIABILITIES                   (0.1)
                                                 -------
TOTAL                                             100.0%
                                                 =======

*   See Portfolio of Investments for industry breakout.
** Portfolio securities are categorized based on their country of incorporation.


                       See Notes to Financial Statements                 Page 81

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 100.0%
               AIRLINES - 0.7%
        15,000 Cathay Pacific Airways Ltd.      $     28,024
                                                ------------
               CAPITAL MARKETS - 2.6%
         8,000 Guoco Group Ltd.                       98,059
                                                ------------
               DIVERSIFIED FINANCIAL SERVICES
                  - 0.8%
        28,000 First Pacific Co., Ltd.                31,503
                                                ------------
               ELECTRICAL EQUIPMENT - 3.1%
       131,000 Johnson Electric Holdings
                  Ltd. (a)                           117,133
                                                ------------
               GAS UTILITIES - 6.5%
        21,239 ENN Energy Holdings Ltd.              152,639
        81,998 Towngas China Co., Ltd.                96,805
                                                ------------
                                                     249,444
                                                ------------
               HOTELS, RESTAURANTS & LEISURE
                  - 19.4%
        11,069 Galaxy Entertainment Group
                  Ltd.                                88,262
         4,046 Melco Crown Entertainment
                  Ltd., ADR                          144,483
        35,000 Melco International Development
                  Ltd.                               106,123
        37,199 MGM China Holdings Ltd.               129,350
        19,600 Sands China Ltd.                      148,194
        38,000 SJM Holdings Ltd.                      95,019
         7,200 Wynn Macau Ltd.                        28,334
                                                ------------
                                                     739,765
                                                ------------
               HOUSEHOLD DURABLES - 2.8%
        33,501 Techtronic Industries Co.             107,414
                                                ------------
               INDUSTRIAL CONGLOMERATES - 8.3%
        46,873 Hopewell Holdings Ltd.                162,989
         5,000 Hutchison Whampoa Ltd.                 68,319
           800 Jardine Matheson Holdings Ltd.         47,448
        20,642 NWS Holdings Ltd.                      38,299
                                                ------------
                                                     317,055
                                                ------------
               INSURANCE - 3.3%
        25,399 AIA Group Ltd.                        127,808
                                                ------------
               METALS & MINING - 3.3%
        96,076 Fosun International Ltd.              127,186
                                                ------------
               MULTILINE RETAIL - 0.9%
        17,000 Lifestyle International
                  Holdings Ltd.                       33,296
                                                ------------
               REAL ESTATE INVESTMENT TRUSTS
                  - 4.6%
        32,928 Link REIT                             177,165
                                                ------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT - 37.8%
         3,680 Cheung Kong Holdings Ltd.              65,240
        24,000 Henderson Land Development
                  Co., Ltd.                          140,586
        11,000 Hongkong Land Holdings Ltd.            73,370
        37,193 Hysan Development Co., Ltd.           174,678


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT (CONTINUED)
        36,500 Kerry Properties Ltd.            $    127,626
       131,999 New World China Land Ltd.              78,855
        80,513 New World Development Co.,
                  Ltd.                                91,624
        69,320 Sino Land Co., Ltd.                   113,768
        10,452 Sun Hung Kai Properties Ltd.          143,488
         5,164 Swire Pacific Ltd., Class A            63,531
        37,599 Swire Properties Ltd.                 109,880
        20,308 Wharf Holdings Ltd.                   146,734
        27,502 Wheelock & Co., Ltd.                  115,680
                                                ------------
                                                   1,445,060
                                                ------------
               ROAD & RAIL - 0.9%
         8,500 MTR Corp. Ltd.                         32,792
                                                ------------
               SPECIALTY RETAIL - 2.2%
        32,899 Esprit Holdings Ltd.                   46,693
        53,997 SA SA International Holdings
                  Ltd.                                37,273
                                                ------------
                                                      83,966
                                                ------------
               TEXTILES, APPAREL & LUXURY
                  GOODS - 1.7%
        19,000 Yue Yuen Industrial Holdings
                  Ltd.                                64,352
                                                ------------
               TRADING COMPANIES &
                  DISTRIBUTORS - 1.1%
        37,000 Noble Group Ltd.                       40,653
                                                ------------
               TOTAL INVESTMENTS - 100.0%          3,820,675
               (Cost $3,579,559) (b)
               NET OTHER ASSETS AND
                  LIABILITIES - 0.0%                   1,509
                                                ------------
               NET ASSETS - 100.0%              $  3,822,184
                                                ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $361,567 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $120,451.

ADR   American Depositary Receipt


Page 82                See Notes to Financial Statements

FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

-----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                 LEVEL 2        LEVEL 3
                      TOTAL         LEVEL 1    SIGNIFICANT    SIGNIFICANT
                    VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS         6/30/2014       PRICES        INPUT          INPUT
--------------------------------------------------------------------------
Common Stocks*    $  3,820,675  $  3,820,675     $   --         $   --
                  ========================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2014.

COUNTRY ALLOCATION**                         % OF NET ASSETS
-------------------------------------------------------------
Hong Kong                                          59.8%
Cayman Islands                                     22.2
Bermuda                                            18.0
-------------------------------------------------------------
TOTAL INVESTMENTS                                 100.0
NET OTHER ASSETS AND LIABILITIES                    0.0+
                                                 -------
TOTAL                                             100.0%
                                                 =======

*   See Portfolio of Investments for industry breakout.
**  Portfolio securities are categorized based on their country of incorporation.
+   Amount is less than 0.1%.



                       See Notes to Financial Statements                 Page 83

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS - 100.0%
               AIR FREIGHT & LOGISTICS - 3.7%
        12,200 Panalpina Welttransport
                  Holding AG                    $  1,931,529
                                                ------------
               BANKS - 3.1%
        20,182 Basler Kantonalbank                 1,599,904
                                                ------------
               BEVERAGES - 0.6%
        14,055 Coca-Cola HBC AG                      322,801
                                                ------------
               BIOTECHNOLOGY - 3.6%
        14,524 Actelion Ltd.                       1,837,610
                                                ------------
               BUILDING PRODUCTS - 0.9%
         1,349 Geberit AG                            473,550
                                                ------------
               CAPITAL MARKETS - 5.1%
        26,754 Credit Suisse Group AG                765,090
        63,077 GAM Holding AG                      1,202,076
        19,745 Vontobel Holding AG                   689,116
                                                ------------
                                                   2,656,282
                                                ------------
               CHEMICALS - 6.9%
        89,465 Clariant AG                         1,751,367
           345 Sika AG                             1,410,657
         1,027 Syngenta AG                           382,519
                                                ------------
                                                   3,544,543
                                                ------------
               CONSTRUCTION MATERIALS - 4.7%
        27,325 Holcim Ltd.                         2,401,876
                                                ------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES - 2.6%
         2,324 Swisscom AG                         1,350,949
                                                ------------
               ELECTRICAL EQUIPMENT - 0.7%
        15,536 ABB Ltd.                              357,741
                                                ------------
               FOOD PRODUCTS - 9.2%
        26,666 Aryzta AG                           2,525,873
           653 Barry Callebaut AG                    887,308
            15 Lindt & Spruengli AG                  926,590
         5,586 Nestle S.A.                           432,745
                                                ------------
                                                   4,772,516
                                                ------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES - 0.9%
         3,040 Sonova Holding AG                     463,816
                                                ------------
               INDUSTRIAL CONGLOMERATES - 3.5%
        11,777 Daetwyler Holding AG                1,790,189
                                                ------------
               INSURANCE - 16.5%
        16,056 Baloise Holding AG                  1,892,030
         3,261 Helvetia Holding AG                 1,497,567
         7,879 Swiss Life Holding AG               1,868,464
        22,230 Swiss Re AG                         1,977,838
         4,234 Zurich Insurance Group AG           1,276,216
                                                ------------
                                                   8,512,115
                                                ------------
               LIFE SCIENCES TOOLS & SERVICES
                  - 4.5%
        21,560 Lonza Group AG                      2,346,121
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MACHINERY - 11.2%
         4,225 Bucher Industries AG             $  1,450,736
         2,325 Georg Fischer AG                    1,666,145
       136,626 OC Oerlikon Corp., AG               1,979,752
         5,070 Sulzer AG                             711,218
                                                ------------
                                                   5,807,851
                                                ------------
               PHARMACEUTICALS - 4.1%
         1,219 Galenica AG                         1,190,408
        10,247 Novartis AG                           927,869
                                                ------------
                                                   2,118,277
                                                ------------
               PROFESSIONAL SERVICES - 1.7%
        10,334 Adecco S.A.                           850,679
                                                ------------
               REAL ESTATE MANAGEMENT &
                  DEVELOPMENT - 7.8%
        24,158 PSP Swiss Property AG               2,274,688
        21,132 Swiss Prime Site AG                 1,751,468
                                                ------------
                                                   4,026,156
                                                ------------
               SPECIALTY RETAIL - 2.5%
         6,988 Dufry AG (a)                        1,270,259
                                                ------------
               TECHNOLOGY HARDWARE, STORAGE &
                  PERIPHERALS - 3.0%
       119,116 Logitech International S.A.         1,551,409
                                                ------------
               TEXTILES, APPAREL & LUXURY
                  GOODS - 2.4%
         8,216 Cie Financiere Richemont S.A.         862,087
           619 Swatch Group AG                       373,787
                                                ------------
                                                   1,235,874
                                                ------------
               TRANSPORTATION INFRASTRUCTURE
                  - 0.8%
           700 Flughafen Zuerich AG                  430,198
                                                ------------
               TOTAL INVESTMENTS - 100.0%         51,652,245
               (Cost $46,850,795) (b)
               NET OTHER ASSETS AND
                  LIABILITIES - 0.0%                    (118)
                                                ------------
               NET ASSETS - 100.0%              $ 51,652,127
                                                ============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,334,138 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $532,688.


Page 84                See Notes to Financial Statements

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

-----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                 LEVEL 2        LEVEL 3
                      TOTAL         LEVEL 1    SIGNIFICANT    SIGNIFICANT
                    VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS         6/30/2014       PRICES        INPUT          INPUT
--------------------------------------------------------------------------
Common Stocks*    $  51,652,245  $ 51,652,245    $   --         $   --
                  ========================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at June 30, 2014.

COUNTRY ALLOCATION**                         % OF NET ASSETS
-------------------------------------------------------------
Switzerland                                       100.0%
-------------------------------------------------------------
TOTAL INVESTMENTS                                 100.0
NET OTHER ASSETS AND LIABILITIES                   (0.0)+
                                                 -------
TOTAL                                             100.0%
                                                 =======

*   See Portfolio of Investments for industry breakout.
**  Portfolio securities are categorized based on their country of incorporation.
+   Amount is less than 0.0%.


                       See Notes to Financial Statements                 Page 85

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 99.7%
               AUSTRALIA - 4.9%
        16,626 APN News & Media Ltd.            $     12,150
         3,957 Ardent Leisure Group                   10,112
        20,292 Atlas Iron Ltd.                        12,055
        13,019 AWE Ltd. (b)                           22,097
         2,087 BC Iron Ltd.                            6,297
        11,568 Beach Energy Ltd.                      18,326
         2,026 BT Investment Management Ltd.          12,322
         2,443 Cabcharge Australia Ltd.                9,307
         1,409 CSR Ltd.                                4,637
           493 Domino's Pizza Enterprises Ltd.         9,976
         5,924 Drillsearch Energy Ltd. (b)             8,156
           604 Forge Group Ltd. (c)                        0
         3,890 G8 Education Ltd.                      16,873
         4,696 iProperty Group Ltd. (b)               13,550
         6,745 MACA Ltd.                              11,798
         6,663 Macquarie Atlas Roads Group            20,545
        10,468 Mayne Pharma Group Ltd. (b)             8,390
         2,378 Medusa Mining Ltd. (b)                  4,137
         2,096 Mermaid Marine Australia Ltd.           4,071
           431 Mineral Resources Ltd.                  3,898
        27,093 Mount Gibson Iron Ltd.                 17,628
        10,536 Nine Entertainment Co.
                  Holdings Ltd. (b)                   21,459
         1,004 Premier Investments Ltd.                8,047
         2,985 Seven Group Holdings Ltd.              20,857
         3,610 Southern Cross Media Group Ltd.         3,642
                                                ------------
                                                     280,330
                                                ------------
               AUSTRIA - 0.6%
           166 Lenzing AG                             10,708
           479 Wienerberger AG                         8,035
           554 Zumtobel AG                            12,942
                                                ------------
                                                      31,685
                                                ------------
               BELGIUM - 1.0%
         5,392 AGFA-Gevaert N.V. (b)                  15,793
           255 Arseus N.V.                            14,601
           114 Barco N.V.                              9,077
           438 Cie Maritime Belge S.A.                11,536
           118 Melexis N.V.                            5,229
                                                ------------
                                                      56,236
                                                ------------
               BERMUDA - 2.2%
         3,542 BW Offshore Ltd.                        5,197
           216 China Yuchai International Ltd.         4,584
        35,000 Emperor Entertainment Hotel
                  Ltd.                                13,096
       774,000 G-Resources Group Ltd. (b)             19,374
       358,000 Gemdale Properties &
                  Investment Corp. Ltd.               19,862
         2,000 Great Eagle Holdings Ltd.               7,251
        16,800 HanKore Environment Tech
                  Group Ltd. (b)                      11,520
         6,998 K Wah International Holdings
                  Ltd.                                 4,885
       188,000 Pacific Andes Resources
                  Development Ltd.                    18,394


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               BERMUDA (CONTINUED)
         9,998 Playmates Toys Ltd.              $      3,805
        51,998 Trinity Ltd.                           11,137
         1,182 Tsakos Energy Navigation Ltd.           7,908
                                                ------------
                                                     127,013
                                                ------------
               CANADA - 11.5%
           147 Allied Properties Real Estate
                  Investment Trust                     4,870
           962 Artis Real Estate Investment
                  Trust                               14,199
           410 AutoCanada, Inc.                       30,366
           487 Badger Daylighting Ltd.                16,042
         2,813 Bankers Petroleum Ltd. (b)             17,979
           425 Boyd Group Income Fund                 17,413
           710 Canadian Apartment Properties
                  REIT                                15,211
           704 Canadian Energy Services &
                  Technology Corp.                    22,049
           713 Canadian Solar, Inc. (b)               22,288
           734 Canam Group, Inc.                       9,218
         2,004 Cascades, Inc.                         12,414
         4,898 Centerra Gold, Inc.                    30,892
         3,953 Cequence Energy Ltd. (b)               10,855
           276 Cogeco, Inc.                           14,229
         1,091 Cominar Real Estate Investment
                  Trust                               19,273
           207 Corus Entertainment, Inc.               4,844
         1,698 Dominion Diamond Corp. (b)             24,538
         1,598 Dundee Corp. (b)                       25,729
             7 E-L Financial Corp. Ltd.                4,625
         1,667 Entertainment One Ltd. (b)              8,844
           632 Gluskin Sheff + Associates, Inc.       18,858
         6,484 IAMGOLD Corp. (b)                      26,676
         1,226 Interfor Corp. (b)                     17,085
         9,172 Ithaca Energy, Inc. (b)                23,896
         2,270 Just Energy Group, Inc.                13,062
         2,811 Lucara Diamond Corp.                    6,823
           859 Maple Leaf Foods, Inc.                 15,988
         1,484 Morguard Real Estate Investment
                  Trust                               24,700
         1,589 Nordion, Inc. (b)                      19,970
         2,655 Parex Resources, Inc. (b)              31,227
           945 Parkland Fuel Corp.                    18,208
         2,267 Raging River Exploration,
                  Inc. (b)                            23,051
           676 RMP Energy, Inc. (b)                    5,980
           531 Secure Energy Services, Inc.           11,670
         1,795 TransGlobe Energy Corp.                13,475
        10,466 Western Forest Products, Inc.          21,873
           566 WSP Global, Inc.                       20,045
         1,015 Yellow Media Ltd. (b)                  17,293
                                                ------------
                                                     655,758
                                                ------------
               CAYMAN ISLANDS - 1.7%
         8,000 HC International, Inc. (b)             18,435
        17,708 Polarcus Ltd. (b)                       9,960


Page 86                See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               CAYMAN ISLANDS - 1.7%
       160,000 Superb Summit International
                  Group Ltd. (b)                $     19,612
        36,000 TCC International Holdings Ltd.        14,446
         8,000 Texhong Textile Group Ltd.              6,049
       100,000 Tongda Group Holdings Ltd.             13,418
        21,000 Truly International Holdings
                  Ltd.                                12,762
                                                ------------
                                                      94,682
                                                ------------
               DENMARK - 0.9%
            82 Royal UNIBREW (b)                      12,892
           466 Schouw & Co.                           22,894
         1,238 Spar Nord Bank A/S                     13,642
                                                ------------
                                                      49,428
                                                ------------
               FINLAND - 0.8%
         1,989 Sanitec Corp.                          26,420
         1,716 YIT OYJ                                19,761
                                                ------------
                                                      46,181
                                                ------------
               FRANCE - 1.7%
           353 Gaztransport Et Technigaz S.A.         23,013
           217 Haulotte Group S.A.                     3,788
           226 Montupet                               19,258
           139 Norbert Dentressangle S.A.             20,402
           294 Rallye S.A.                            16,036
           115 Sopra Group S.A.                       12,571
           513 Valneva SE (b)                          3,723
                                                ------------
                                                      98,791
                                                ------------
               GERMANY - 1.9%
            80 BayWa AG                                4,446
           265 Bechtle AG                             22,704
            71 Biotest AG (Preference Shares)          9,200
           238 Cewe Stiftung & Co. KGAA               16,966
           187 Grammer AG                             10,497
         1,132 Nordex SE (b)                          25,157
           343 Sixt SE                                13,975
            32 XING AG                                 3,966
                                                ------------
                                                     106,911
                                                ------------
               GREECE - 2.3%
         4,084 Ellaktor S.A. (b)                      23,040
           371 Folli Follie Group (b)                 14,783
         1,785 Fourlis Holdings S.A. (b)              13,028
         4,145 GEK Terna Holding Real Estate
                  Construction S.A. (b)               21,000
           731 Hellenic Exchanges - Athens
                  Stock Exchange S.A. Holding          8,308
         5,742 Intralot SA-Integrated Lottery
                  Systems & Services (b)              15,883
           765 JUMBO S.A. (b)                         12,528
        12,575 Marfin Investment Group
                  Holdings S.A. (b)                    8,351
           476 Mytilineos Holdings S.A. (b)            3,963
         1,459 Terna Energy S.A.                       7,951
                                                ------------
                                                     128,835
                                                ------------


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               HONG KONG - 1.1%
        10,500 Hongkong & Shanghai Hotels       $     14,957
        15,103 Kowloon Development Co., Ltd.          17,733
        79,498 Prosperity REIT                        24,925
         7,998 Shun Tak Holdings Ltd. (b)              4,055
                                                ------------
                                                      61,670
                                                ------------
               IRELAND - 0.6%
         1,995 Greencore Group PLC                     9,068
        16,580 Total Produce PLC                      24,970
                                                ------------
                                                      34,038
                                                ------------
               ISRAEL - 0.8%
         2,439 Discount Investment Corp. (b)          19,496
         1,041 Enzymotec Ltd. (b)                     14,127
           648 magicJack VocalTec Ltd. (b)             9,798
                                                ------------
                                                      43,421
                                                ------------
               ITALY - 3.6%
         1,036 Banca IFIS S.p.A.                      19,265
           484 Brembo S.p.A.                          17,669
           155 Ei Towers S.p.A. (b)                    8,384
           188 Engineering S.p.A.                     11,584
           566 ERG S.p.A.                              8,735
         2,182 Esprinet S.p.A.                        22,677
         4,465 Falck Renewables S.p.A.                 7,948
           300 Indesit Co., S.p.A. (b)                 4,461
            92 Industria Macchine Automatiche
                  S.p.A.                               4,351
         2,539 Iren S.p.A                              3,922
         6,096 Maire Tecnimont S.p.A. (b)             19,416
           702 MARR S.p.A.                            13,111
           206 Reply S.p.A.                           15,881
         5,246 Saras S.p.A (b)                         7,205
         2,109 Sogefi S.p.A. (b)                      11,465
         1,630 Trevi Finanziaria Industriale
                  S.p.A.                              14,742
         1,251 Vittoria Assicurazioni S.p.A.          16,667
                                                ------------
                                                     207,483
                                                ------------
               JAPAN - 33.7%
           400 ADEKA Corp.                             5,366
           800 Ai Holdings Corp.                      14,554
         2,000 Aichi Steel Corp.                       7,976
           300 Alpine Electronics, Inc.                4,229
         1,900 Alps Electric Co., Ltd.                24,382
         1,000 Arcland Sakamoto Co., Ltd.             21,243
           500 Artnature, Inc.                        14,881
           800 Asahi Holdings, Inc.                   13,764
           300 ASKUL Corp.                             8,064
         3,000 Bando Chemical Industries Ltd.         12,290
         4,600 Belluna Co., Ltd.                      23,203
         3,800 Bic Camera, Inc.                       29,446
         3,000 Bunka Shutter Co., Ltd.                26,060
         5,000 Calsonic Kansei Corp.                  33,315
           500 Canon Electronics, Inc.                 9,417
           300 Chudenko Corp.                          4,717
           900 Cleanup Corp.                           8,067
           500 Coca-Cola West Co., Ltd.                8,627


                       See Notes to Financial Statements                 Page 87

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               JAPAN (CONTINUED)
           300 CROOZ, Inc.                      $     12,586
        11,000 Daikyo, Inc.                           25,843
         2,000 Dainichiseika Color & Chemicals
                  Manufacturing Co., Ltd.              9,476
         1,000 Daio Paper Corp.                        9,062
         1,400 DCM Holdings Co., Ltd.                 10,116
         4,000 Denki Kogyo Co., Ltd.                  26,731
           200 Elecom Co., Ltd.                        5,206
           500 Exedy Corp.                            14,856
         1,300 FCC Co., Ltd.                          24,433
         1,300 Fields Corp.                           19,249
           100 Fuji Seal International, Inc.           3,109
         2,000 Fujikura Ltd.                           9,733
           200 Fujimori Kogyo Co., Ltd.                6,495
           800 Futaba Corp./Chiba                     13,701
         2,100 Geo Holdings Corp.                     18,283
         2,900 Gulliver International Co., Ltd.       23,817
           200 Harmonic Drive Systems, Inc.            8,055
         2,400 Hazama Ando Corp.                      14,475
           300 Heiwado Co., Ltd.                       4,593
           700 HI-LEX Corp.                           19,334
           300 Ichiyoshi Securities Co., Ltd.          4,232
           400 Inabata & Co., Ltd.                     3,759
           300 Iriso Electronics Co., Ltd.            17,590
         3,000 Iwatani Corp.                          21,263
         1,000 Japan Aviation Electronics
                  Industry Ltd.                       21,509
           900 Japan Digital Laboratory Co.,
                  Ltd.                                15,894
           100 Japan Drilling Co., Ltd.                5,232
           700 Japan Petroleum Exploration Co.        29,194
           300 JSP Corp.                               5,387
           100 Kadokawa Corp.                          3,169
         1,700 Kaga Electronics Co., Ltd.             20,590
         2,000 Kawasaki Kisen Kaisha Ltd.              4,185
           700 Komori Corp.                            8,921
           700 Kura Corp.                             18,926
         1,400 Kuroda Electric Co., Ltd.              21,586
         3,000 KYB Co., Ltd.                          14,126
           300 Kyokuto Kaihatsu Kogyo Co.,
                  Ltd.                                 4,421
           800 Kyokuto Securities Co., Ltd.           13,859
           400 Kyowa Exeo Corp.                        5,694
         3,000 Kyudenko Corp.                         29,199
           600 Macnica, Inc.                          20,048
         1,000 Maeda Road Construction Co.,
                  Ltd.                                17,304
           700 Mars Engineering Corp.                 13,813
           100 Maruwa Co., Ltd./Aichi                  4,101
           300 MEGMILK SNOW BRAND
                  Co., Ltd.                            3,897
         4,000 Meidensha Corp.                        16,702
           300 Mitsubishi Pencil Co., Ltd.             8,665
         4,000 Mitsui Mining & Smelting Co.,
                  Ltd.                                11,411
         2,000 Mitsui Sugar Co., Ltd.                  7,561
         2,000 Mitsui-Soko Co., Ltd.                   9,022
         6,000 Morinaga & Co., Ltd.                   13,030


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               JAPAN (CONTINUED)
         2,400 Namura Shipbuilding Co., Ltd.    $     24,686
         1,000 NHK Spring Co., Ltd.                    9,378
         1,600 Nichiha Corp.                          18,052
           300 Nihon Nohyaku Co., Ltd.                 3,639
         1,000 Nippon Electric Glass Co., Ltd.         5,824
         2,000 Nippon Flour Mills Co., Ltd.           10,641
         1,500 Nippon Gas Co., Ltd.                   34,870
         4,000 Nippon Road (The) Co., Ltd.            22,506
         1,000 Nippon Seiki Co., Ltd.                 19,318
         7,000 Nippon Steel & Sumikin Bussan
                  Corp.                               27,087
         3,000 Nippon Synthetic Chemical
                  Industry (The) Co., Ltd.            23,928
         1,000 Nishimatsu Construction Co.,
                  Ltd.                                 4,254
           600 Nishio Rent All Co., Ltd.              25,497
         1,100 Nitto Kogyo Corp.                      24,203
         1,000 Nohmi Bosai Ltd.                       15,488
           500 Obara Group, Inc.                      21,667
           600 Okabe Co., Ltd.                         7,350
           300 Okinawa Electric Power (The)
                  Co., Inc.                           10,705
           400 Paltac Corp.                            5,631
           100 Pilot Corp.                             4,368
           500 Piolax, Inc.                           19,249
         5,000 Press Kogyo Co., Ltd.                  19,150
         1,600 Raito Kogyo Co., Ltd.                  11,640
         5,000 Riken Corp.                            23,099
           400 Riso Kagaku Corp.                      11,344
           500 Roland DG Corp                         17,941
         4,000 Ryobi Ltd.                             13,504
           500 Sakata INX Corp.                        4,659
         4,000 San-Ai Oil Co., Ltd.                   30,127
           400 Sanix, Inc. (b)                         5,417
           900 Sankyo Tateyama, Inc.                  18,177
         1,000 Sanyo Chemical Industries Ltd.          7,068
         1,000 Sanyo Denki Co., Ltd.                   7,107
         1,200 Shima Seiki Manufacturing Ltd.         23,016
         4,000 Shindengen Electric
                  Manufacturing Co., Ltd.             22,388
         2,500 Shinko Electric Industries Co.,
                  Ltd.                                22,753
         1,500 Shizuoka Gas Co., Ltd.                 10,291
           400 Showa Corp.                             4,865
           800 Siix Corp.                             14,262
         2,400 Sintokogio Ltd.                        17,152
         1,700 SKY Perfect JSAT Holdings, Inc.         9,968
         2,700 Sojitz Corp.                            4,771
           200 Square Enix Holdings Co., Ltd.          3,540
           500 Sumitomo Forestry Co., Ltd.             6,100
         2,000 Sumitomo Seika Chemicals Co.,
                  Ltd.                                14,037
           400 Takeuchi Manufacturing Co., Ltd.       13,662
           900 Teikoku Sen-I Co., Ltd.                19,021
         1,300 Tenma Corp.                            20,263
         2,000 Toagosei Co., Ltd.                      9,003
         1,100 Tokai Rika Co., Ltd.                   22,086
         2,100 Topre Corp.                            28,524
         2,000 Tosoh Corp.                             9,693


Page 88                See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               JAPAN (CONTINUED)
         2,000 Toyo Ink SC Holdings Co., Ltd.   $      9,871
         2,000 Toyo Kohan Co., Ltd.                   11,727
           700 Toyoda Gosei Co., Ltd.                 14,538
           200 Transcosmos, Inc.                       4,294
         1,100 Ulvac, Inc. (b)                        23,421
           800 Unipres Corp.                          19,229
         1,200 Universal Entertainment Corp.          21,286
           800 UNY Group Holdings Co., Ltd.            5,015
           700 Valor Co., Ltd.                        11,608
           600 YAMABIKO Corp.                         23,454
           300 Yaoko Co., Ltd.                        15,843
           900 Yellow Hat Ltd.                        20,806
           500 Yushin Precision Equipment
                  Co., Ltd.                           11,963
                                                ------------
                                                   1,919,068
                                                ------------
               JERSEY - 1.0%
        27,035 Centamin PLC (b)                       29,380
         1,819 Kentz Corp Ltd.                        28,827
                                                ------------
                                                      58,207
                                                ------------
               MARSHALL ISLANDS - 0.3%
           465 Navios Maritime Holdings, Inc.          4,706
         1,206 StealthGas, Inc. (b)                   13,387
                                                ------------
                                                      18,093
                                                ------------
               NETHERLANDS - 0.9%
           569 ASM International N.V.                 23,608
         4,010 Koninklijke Wessanen N.V.              24,028
         1,590 SNS REAAL N.V. (b) (c)                      0
           284 USG People N.V. (b)                     4,320
                                                ------------
                                                      51,956
                                                ------------
               NEW ZEALAND - 0.5%
         2,583 Air New Zealand Ltd.                    4,704
         9,213 Chorus Ltd.                            13,995
         2,338 Infratil Ltd.                           5,005
         4,738 Kiwi Income Property Trust              4,833
                                                ------------
                                                      28,537
                                                ------------
               NORWAY - 2.4%
         1,369 Borregaard ASA                          9,909
         2,057 Cermaq ASA                             28,337
           410 Fred Olsen Energy ASA                  11,631
         4,289 Kvaerner ASA                            8,810
           423 Leroey Seafood Group ASA               15,447
           217 Norwegian Air Shuttle AS (b)            7,125
         1,129 Petroleum Geo-Services ASA             11,964
           957 Salmar ASA                             16,694
         1,765 Veidekke ASA                           19,855
           967 Wilh Wilhelmsen ASA                     8,277
                                                ------------
                                                     138,049
                                                ------------
               PORTUGAL - 0.9%
         2,248 Mota-Engil SGPS S.A.                   17,607
         1,163 REN - Redes Energeticas
                  Nacionais SGPS S.A.                  4,284


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               PORTUGAL (CONTINUED)
         1,245 Semapa-Sociedade de
                  Investimento e Gestao         $     17,593
         6,141 Sonaecom SGPS S.A. (b)                 14,842
                                                ------------
                                                      54,326
                                                ------------
               SINGAPORE - 3.5%
         5,000 Ascott Residence Trust                  4,912
        16,000 Cambridge Industrial Trust              9,945
         4,300 CapitaRetail China Trust                5,104
        16,000 Chip Eng Seng Corp. Ltd.               10,073
        16,000 Frasers Centrepoint Trust              24,316
        18,000 Frasers Commercial Trust               19,560
        13,000 Ho Bee Land Ltd.                       23,458
        22,000 Jaya Holdings Ltd.                      3,370
        20,000 Keppel REIT Management Ltd.            20,531
         4,000 Mapletree Industrial Trust              4,587
        42,000 Oxley Holdings Ltd.                    23,242
        29,000 Starhill Global REIT                   19,188
         4,000 United Envirotech Ltd.                  4,555
        16,000 Wing Tai Holdings Ltd.                 25,279
                                                ------------
                                                     198,120
                                                ------------
               SOUTH KOREA - 11.9%
           171 AK Holdings, Inc.                      11,137
           109 CJ E&M Corp. (b)                        4,584
            44 Crown Confectionery Co., Ltd.          10,176
         1,260 Daesang Holdings Co., Ltd.             21,730
           133 Dongwon F&B Co., Ltd.                  26,027
           197 Global & Yuasa Battery Co., Ltd.        9,229
           189 Hanil Cement Co., Ltd.                 25,778
         1,180 Hanil E-Wha Co., Ltd. (c)              24,666
         1,156 Hankook Tire Worldwide Co.,
                  Ltd.                                25,649
           650 Hansae Co., Ltd.                       17,570
           347 Hanssem Co., Ltd.                      26,682
           650 Hyundai Development Co. -
                  Engineering & Construction          20,654
         4,669 Hyundai Hy Communications &
                  Networks Co., Ltd.                  19,081
           442 Hyundai Hysco Co., Ltd.                29,487
           184 i-SENS, Inc. (b)                        9,347
           740 iMarketKorea, Inc.                     27,097
         1,595 Interpark Corp.                        17,183
           823 IS Dongseo Co., Ltd. (b)               23,467
           214 Korea District Heating Corp.           13,959
         1,103 Korea Line Corp. (b)                   25,564
           127 Korea Petrochemical Ind. Co.,
                  Ltd.                                 8,799
            92 LG Hausys Ltd.                         17,594
           236 LG Innotek Co., Ltd. (b)               33,821
         1,463 Lumens Co., Ltd. (b)                   12,739
           205 MegaStudy Co., Ltd.                    12,237
        10,668 Meritz Securities Co., Ltd.            22,774
           442 Pyeong Hwa Automotive
                  Co., Ltd.                            9,632
            70 Samchully Co., Ltd.                    10,654
           714 Seah Besteel Corp.                     22,864
           226 SeAH Steel Corp.                       25,575
           181 SK Gas Co., Ltd.                       17,424


                       See Notes to Financial Statements                 Page 89

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               SOUTH KOREA (CONTINUED)
           514 SK Networks Co., Ltd. (b)        $      5,461
           766 SL Corp.                               17,034
           254 Soulbrain Co., Ltd.                     8,661
         1,066 Ssangyong Cement Industrial
                  Co., Ltd. (b)                       11,853
         1,036 Sungwoo Hitech Co., Ltd.               14,284
             7 Taekwang Industrial Co., Ltd.           8,738
         1,640 Taeyoung Engineering &
                  Construction Co., Ltd. (b)           8,899
            16 Young Poong Corp.                      19,087
                                                ------------
                                                     677,197
                                                ------------
               SPAIN - 1.0%
         4,556 ENCE Energia y Celulosa S.A.           11,916
        35,494 Inmobiliaria Colonial S.A. (b)         28,286
           533 Let's GOWEX S.A.                       14,531
           215 Pescanova S.A. (b) (c)                      0
                                                ------------
                                                      54,733
                                                ------------
               SWEDEN - 1.2%
           571 Bilia AB, Class A                      17,305
         2,519 Cloetta AB, Class B (b)                 8,596
           785 Haldex AB                               9,693
           671 Investment AB Oresund (b)              15,013
           727 Nolato AB, Class B                     16,539
         2,071 SAS AB (b)                              3,890
                                                ------------
                                                      71,036
                                                ------------
               SWITZERLAND - 2.5%
           669 Ascom Holding AG                       11,354
            99 Autoneum Holding AG                    19,871
           129 BKW AG                                  4,757
           192 Bobst Group S.A.                        9,884
            15 Comet Holding AG                       10,809
           312 Gategroup Holding AG                    8,479
           268 HBM Healthcare Investments
                  AG, Class A                         25,552
            21 Interroll Holding AG                   12,432
         3,292 Schmolz + Bickenbach AG (b)             5,271
           133 U-Blox AG                              17,637
            10 Vetropack Holding AG                   18,223
                                                ------------
                                                     144,269
                                                ------------
               UNITED KINGDOM - 4.0%
         7,766 Afren PLC (b)                          19,272
           760 Carillion PLC                           4,306
           420 Countrywide PLC                         3,698
        11,665 Darty PLC                              19,664
           186 Dialog Semiconductor PLC (b)            6,450
        11,054 EnQuest PLC (b)                        26,712
           414 Galliford Try PLC                       8,091
           545 Hilton Food Group PLC                   4,757
         1,502 Interserve PLC                         15,423
           188 James Fisher & Sons PLC                 4,553
         9,153 Lookers PLC                            20,912
         1,576 Mears Group PLC                        12,542
         2,434 Pace PLC                               14,788
           932 Premier Oil PLC                         5,326


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               UNITED KINGDOM (CONTINUED)
           845 Redrow PLC                       $      3,936
         4,627 Safestore Holdings PLC                 17,263
           322 SuperGroup PLC (b)                      5,819
         3,267 SVG Capital PLC (b)                    23,287
         1,895 UNITE Group PLC                        12,778
                                                ------------
                                                     229,577
                                                ------------
               UNITED STATES - 0.3%
         1,311 Magnachip Semiconductor
                  Corp. (b)                           18,485
                                                ------------
               TOTAL COMMON STOCKS                 5,684,115
               (Cost $5,267,599)                ------------

               RIGHTS - 0.0%
               PORTUGAL - 0.0%
         2,992 Mota-Engil Africa SGPA
                  S.A. (b) (c)                             0
                                                ------------
               TOTAL RIGHTS                                0
               (Cost $0)                        ------------

               TOTAL INVESTMENTS - 99.7%           5,684,115
               (Cost $5,267,599) (d)
               NET OTHER ASSETS AND
                  LIABILITIES - 0.3%                  14,997
                                                ------------
               NET ASSETS - 100.0%              $  5,699,112
                                                ============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2014, securities noted as such are valued at $24,666 or 0.43% of net assets.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $628,606 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $212,090.


Page 90                See Notes to Financial Statements

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

-----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                 LEVEL 2        LEVEL 3
                      TOTAL         LEVEL 1    SIGNIFICANT    SIGNIFICANT
                    VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS         6/30/2014       PRICES        INPUT          INPUT
--------------------------------------------------------------------------
Common Stocks:
   Australia      $    280,330   $    280,330   $        --     $   --**
   Netherlands          51,956         51,956            --         --**
   South Korea         677,197        652,531        24,666         --
   Spain                54,733         54,733            --         --**
   Other Country
      Categories*    4,619,899      4,619,899            --         --
                  --------------------------------------------------------
Total Common
   Stocks            5,684,115      5,659,449        24,666         --**
Rights                      --             --            --**       --
                  --------------------------------------------------------
Total Investments $  5,684,116   $  5,659,449    $   24,666     $   --**
                  ========================================================

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2014, the Fund transferred a common stock valued at $17,977 from Level 1 to Level 2 of the fair value hierarchy. The common stock that transferred from Level 1 to Level 2 did so as a result of the security being halted on the primary exchange. As of June 30, 2014, the Fund transferred common stocks valued at $0 from Level 1 to Level 3 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 3 did so as a result of the securities being halted on the primary exchange due to negative news related to the companies. In addition, as of June 30, 2014, the Fund transferred a common stock valued at $0 from Level 2 to Level 3 of the fair value hierarchy. The common stock that transferred from Level 2 to Level 3 did so as a result of additional negative news related to the company.

Level 3 common stocks are fair valued by the Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Pricing Committee reviews periodic information from the Fund's third party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.


BEGINNING BALANCE AT DECEMBER 31, 2013
Common Stocks                                   $    --
Net Realized Gain (Loss)                             --
Net Change in Unrealized Appreciation/
   Depreciation                                      --
Purchases                                            --
Sales                                                --
Transfers In                                         --**
Transfers Out                                        --
                                                -------
ENDING BALANCE AT JUNE 30, 2014
Common Stocks                                        --**
                                                -------
Total Level 3 holdings                          $    --**
                                                =======

There was a net change of $2,686 in unrealized depreciation from Level 3 investments held as of June 30, 2014.

*  See Portfolio of Investments for country breakout.
** Investments are valued at $0.


                       See Notes to Financial Statements                 Page 91

FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS) PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

INDUSTRY                                     % OF NET ASSETS
-------------------------------------------------------------
Auto Components                                     8.1%
Oil, Gas & Consumable Fuels                         7.4
Construction & Engineering                          6.8
Metals & Mining                                     5.9
Specialty Retail                                    4.9
Electronic Equipment, Instruments & Components      4.7
Machinery                                           4.7
Food Products                                       4.1
Real Estate Investment Trusts                       4.1
Real Estate Management & Development                3.4
Chemicals                                           3.3
Semiconductors & Semiconductor Equipment            3.1
Trading Companies & Distributors                    2.8
Capital Markets                                     2.6
Building Products                                   2.5
Media                                               2.1
Paper & Forest Products                             1.7
Electrical Equipment                                1.6
Commercial Services & Supplies                      1.6
Food & Staples Retailing                            1.6
Energy Equipment & Services                         1.5
Hotels, Restaurants & Leisure                       1.4
Communications Equipment                            1.4
IT Services                                         1.2
Marine                                              1.0
Leisure Products                                    1.0
Household Durables                                  0.9
Construction Materials                              0.9
Diversified Financial Services                      0.9
Technology Hardware, Storage & Peripherals          0.9
Industrial Conglomerates                            0.9
Internet Software & Services                        0.8
Internet & Catalog Retail                           0.8
Diversified Telecommunication Services              0.7
Gas Utilities                                       0.6
Containers & Packaging                              0.6
Diversified Consumer Services                       0.5
Biotechnology                                       0.5
Air Freight & Logistics                             0.5
Transportation Infrastructure                       0.4
Textiles, Apparel & Luxury Goods                    0.4
Beverages                                           0.4
Insurance                                           0.4
Multi-Utilities                                     0.4
Electric Utilities                                  0.4
Life Sciences Tools & Services                      0.3
Independent Power and Renewable Electricity
   Producers                                        0.3
Health Care Technology                              0.3
Airlines                                            0.3
Personal Products                                   0.3
Wireless Telecommunication Services                 0.3
Health Care Providers & Services                    0.3
Road & Rail                                         0.2
Banks                                               0.2
Water Utilities                                     0.2
Health Care Equipment & Supplies                    0.2
Pharmaceuticals                                     0.1
Distributors                                        0.1
Professional Services                               0.1
Software                                            0.1
-------------------------------------------------------------
TOTAL INVESTMENTS                                  99.7
NET OTHER ASSETS AND LIABILITIES                    0.3
                                                 -------
TOTAL                                             100.0%
                                                 =======

                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
Japanese Yen                                       33.8%
Euro                                               14.4
South Korean Won                                   11.9
Canadian Dollar                                    11.0
British Pound Sterling                              5.7
Australian Dollar                                   4.9
Singapore Dollar                                    4.0
Hong Kong Dollar                                    4.0
Norwegian Krone                                     2.7
Swiss Franc                                         2.5
Swedish Krona                                       1.7
US Dollar                                           1.7
Danish Krone                                        0.9
New Zealand Dollar                                  0.5
                                                 -------
TOTAL                                             100.0%
                                                 =======


Page 92                See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) - 100.1%
               BERMUDA - 4.4%
       453,365 China Singyes Solar
                  Technologies Holdings Ltd.    $    769,803
     3,524,322 China WindPower Group Ltd. (b)        281,931
     2,550,206 ChinaVision Media Group
                  Ltd. (b)                           588,985
        25,975 ChipMOS TECHNOLOGIES
                  Bermuda Ltd.                       626,777
     1,389,012 Hi Sun Technology China
                  Ltd. (b)                           376,358
       308,674 Hopson Development Holdings
                  Ltd. (b)                           298,701
     1,248,339 Huabao International Holdings
                  Ltd.                               734,469
       370,560 Labixiaoxin Snacks Group
                  Ltd. (b)                            95,145
     1,225,329 REXLot Holdings Ltd.                  143,870
                                                ------------
                                                   3,916,039
                                                ------------
               BRAZIL - 3.2%
        64,939 B2W Cia Digital (b)                   822,943
         8,897 Cia de Saneamento de Minas
                  Gerais-COPASA                      163,081
        32,292 Direcional Engenharia S.A.            169,535
        85,067 Even Construtora e
                  Incorporadora S.A.                 252,179
       452,735 Gafisa S.A.                           690,526
        17,239 Light S.A.                            168,216
       207,213 Oi S.A. (Preference Shares)           182,876
        39,810 QGEP Participacoes S.A.               162,159
        34,279 Sonae Sierra Brasil S.A.              270,570
                                                ------------
                                                   2,882,085
                                                ------------
               CAYMAN ISLANDS - 18.9%
        27,654 Airtac International Group            297,768
     4,630,134 Anxin-China Holdings Ltd.             615,328
       722,988 Asia Cement China Holdings
                  Corp.                              458,024
         7,994 Bitauto Holdings Ltd., ADR (b)        389,308
        27,013 Bizlink Holding, Inc.                 129,827
       212,674 Boer Power Holdings Ltd.              262,056
     1,899,110 Bosideng International Holdings
                  Ltd.                               284,239
        14,558 Changyou.com Ltd., ADR (b)            378,217
       650,436 China All Access Holdings Ltd.        266,875
       889,000 China Fishery Group Ltd.              256,669
       575,946 China High Speed Transmission
                  Equipment Group Co., Ltd. (b)      382,706
       516,656 China Lesso Group Holdings Ltd.       276,647
     2,484,048 China Lumena New Materials
                  Corp. (c)                           80,126
        11,550 China Metal Recycling Holdings
                  Ltd. (b) (c)                             0
       593,100 China Sanjiang Fine Chemicals
                  Co., Ltd.                          228,810
     1,372,026 China Zhongwang Holdings Ltd.         428,404
       896,870 Chinasoft International Ltd. (b)      254,582
     2,192,483 CIFI Holdings Group Co., Ltd.         404,528


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               CAYMAN ISLANDS (CONTINUED)
     4,938,808 Citychamp Watch & Jewellery
                  Group Ltd. (b)                $    618,116
     2,914,832 Coolpad Group Ltd.                    804,828
        49,880 E-Commerce China Dangdang,
                  Inc., ADR (b)                      667,394
     1,932,863 Fantasia Holdings Group Co.,
                  Ltd.                               224,450
       397,616 Greentown China Holdings Ltd.         396,569
       782,508 Honworld Group Ltd. (d)               534,097
        70,430 JA Solar Holdings Co., Ltd.,
                  ADR (b)                            764,870
     1,972,516 Jiangnan Group Ltd.                   417,388
       430,526 Jintian Pharmaceutical Group
                  Ltd. (b)                           148,316
       796,515 Kaisa Group Holdings Ltd.             236,373
       220,212 Kingboard Chemical Holdings
                  Ltd.                               454,040
       782,357 KWG Property Holding Ltd.             449,201
     1,401,262 Logan Property Holdings Co.,
                  Ltd.                               412,221
       958,026 Maoye International Holdings
                  Ltd.                               152,040
       396,379 NetDragon Websoft, Inc.               731,345
     1,852,516 Powerlong Real Estate Holdings
                  Ltd. (b)                           258,144
        88,291 Shanda Games Ltd., ADR (b)            586,252
       610,230 TCL Communication Technology
                  Holdings Ltd.                      738,537
     1,782,833 Tiangong International Co., Ltd.      301,341
        96,676 TPK Holding Co., Ltd.                 964,882
       720,906 United Laboratories
                  International
                  Holdings Ltd. (b)                  493,911
       141,837 Xinyuan Real Estate Co., Ltd.,
                  ADR                                598,552
     2,514,193 Zhong An Real Estate Ltd.             476,861
                                                ------------
                                                  16,823,842
                                                ------------
               CHINA - 4.3%
     1,113,607 Anhui Expressway Co.                  681,061
       779,182 Beijing Capital Land Ltd.             249,325
       832,834 China BlueChemical Ltd.,
                  Class H                            453,468
       317,139 Shenzhen Expressway Co., Ltd.         168,996
     1,573,448 Sichuan Expressway Co., Ltd.          503,477
     1,424,533 Sinotrans Ltd.                        920,844
       519,252 Weiqiao Textile Co.                   255,928
       754,570 Xinhua Winshare Publishing and
                  Media Co., Ltd.                    483,874
       239,966 Zhaojin Mining Industry Co.,
                  Ltd.                               137,470
                                                ------------
                                                   3,854,443
                                                ------------
               EGYPT - 5.7%
        17,615 Eastern Tobacco                       369,567
       540,580 Egypt Kuwait Holding Co.
                  SAE (b)                            567,609
        80,951 Egyptian Financial Group-
                  Hermes Holding (b)                 174,242
        88,854 ElSwedy Electric Co. (b)              405,122


                       See Notes to Financial Statements                 Page 93

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               EGYPT (CONTINUED)
       236,942 Ezz Steel (b)                    $    565,012
       114,866 Medinet Nasr Housing (b)              616,738
     3,992,458 Orascom Telecom Media And
                  Technology Holding SAE (b)         670,058
     1,084,906 Palm Hills Developments
                  SAE (b)                            603,901
       445,984 Pioneers Holding for Financial
                  Investments SAE (b)                834,577
       260,945 Talaat Moustafa Group                 310,212
                                                ------------
                                                   5,117,038
                                                ------------
               HONG KONG - 3.1%
       979,200 BYD Electronic International
                  Co., Ltd.                          840,173
       871,450 China Overseas Grand Oceans
                  Group Ltd.                         541,958
       413,138 China Power International
                  Development Ltd.                   162,581
       716,160 China Travel International
                  Investment Hong Kong Ltd.          141,377
       766,026 CITIC Telecom International
                  Holdings Ltd.                      289,592
       884,964 Shenzhen Investment Ltd.              284,316
       171,272 SinoMedia Holding Ltd.                132,591
       470,508 Welling Holding Ltd.                  134,164
     1,389,066 Yuexiu Property Co., Ltd.             265,253
                                                ------------
                                                   2,792,005
                                                ------------
               INDONESIA - 8.4%
     2,716,933 Adhi Karya Persero Tbk PT             638,267
     7,169,355 Aneka Tambang Persero Tbk PT          659,182
     1,402,969 Ciputra Development Tbk PT            109,468
    82,194,112 Energi Mega Persada Tbk PT (b)        651,729
     2,979,301 Harum Energy Tbk PT                   584,300
     9,629,842 Industri Jamu Dan Farmasi Sido
                  Muncul Tbk PT                      617,350
     1,818,372 Matahari Putra Prima Tbk PT           479,326
    18,163,432 Multipolar Tbk PT                   1,034,190
    18,778,193 Panin Financial Tbk PT (b)            388,077
     4,446,566 Pembangunan Perumahan
                  Persero Tbk PT                     693,897
    17,982,801 Sentul City Tbk PT (b)                160,791
     3,160,084 Tiga Pilar Sejahtera Food Tbk         617,089
     6,424,118 Waskita Karya Persero Tbk PT          368,486
     2,723,754 Wijaya Karya Persero Tbk PT           508,909
                                                ------------
                                                   7,511,061
                                                ------------
               JERSEY - 0.3%
     2,555,074 West China Cement Ltd.                237,362
                                                ------------
               MALAYSIA - 6.1%
       572,900 Cahya Mata Sarawak Bhd                665,499
       578,700 MKH Bhd                               699,270
       144,400 QL Resources Bhd                      146,154
     2,315,800 Scomi Energy Services Bhd (b)         703,178
       771,900 Sunway Bhd                            730,793
       607,500 TIME dotCom Bhd (b)                   874,074
     1,191,800 Tropicana Corp. Bhd                   556,742


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               MALAYSIA (CONTINUED)
       215,600 UOA Development Bhd              $    138,988
       215,600 WCT Holdings Bhd                      146,374
       924,500 Westports Holdings Bhd                774,496
                                                ------------
                                                   5,435,568
                                                ------------
               MEXICO - 1.1%
     2,095,611 Axtel SAB de CV (b)                   780,191
       229,786 Corp. GEO SAB de CV (b) (c)                 0
        39,114 Industrias Bachoco SAB de CV          175,257
                                                ------------
                                                     955,448
                                                ------------
               PERU - 0.6%
       783,757 Minsur S.A.                           490,111
                                                ------------
               PHILIPPINES - 0.2%
       773,100 D&L Industries, Inc.                  174,811
             2 SM Development Corp. (b) (c)           38,043
                                                ------------
                                                     212,854
                                                ------------
               POLAND - 0.8%
         3,304 CCC S.A.                              123,482
        81,159 Enea S.A.                             422,244
         7,155 Grupa Azoty S.A.                      170,788
                                                ------------
                                                     716,514
                                                ------------
               RUSSIA - 2.3%
    24,403,518 Moscow United Electric Grid
                  Co. JSC (b) (c)                    899,367
    70,734,766 OGK-2 OAO (b) (c)                     462,605
     9,515,987 Russian Grids OAO (b) (c)             154,045
 3,074,172,561 TGK-1 OAO (b) (c)                     559,500
                                                ------------
                                                   2,075,517
                                                ------------
               SOUTH AFRICA - 7.8%
       150,681 Acucap Properties Ltd.                624,118
        27,330 Barloworld Ltd.                       260,194
       748,849 Capital Property Fund (c)             765,396
       429,902 Emira Property Fund                   594,223
        18,265 EOH Holdings Ltd.                     154,999
        68,120 Group Five Ltd.                       262,616
        10,079 Hosken Consolidated
                  Investments Ltd.                   161,113
       103,917 Lewis Group Ltd.                      633,176
        80,039 Resilient Property Income
                  Fund Ltd.                          451,936
     1,506,803 SA Corporate Real Estate Fund
                  Nominees Pty Ltd.                  580,902
       162,897 Sappi Ltd. (b)                        586,184
       330,730 Sibanye Gold Ltd.                     887,544
       157,231 Super Group Ltd. (b)                  450,182
       134,335 Telkom S.A. SOC Ltd. (b)              577,255
                                                ------------
                                                   6,989,838
                                                ------------
               TAIWAN - 22.7%
       311,602 AcBel Polytech, Inc.                  466,495
       336,219 Alpha Networks, Inc.                  261,246
       255,861 Altek Corp.                           238,654
       571,748 BenQ Materials Corp.                  853,084
       135,269 Cheng Uei Precision Industry
                  Co., Ltd.                          265,029


Page 94                See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               COMMON STOCKS (a) (CONTINUED)
               TAIWAN (CONTINUED)
       248,927 Chimei Materials Technology
                  Corp.                         $    306,386
       141,638 Chong Hong Construction Co.           375,228
       723,056 Compeq Manufacturing Co., Ltd.        475,854
       479,390 Coretronic Corp.                      537,062
       402,997 D-Link Corp.                          267,243
       260,703 Elite Semiconductor Memory
                  Technology, Inc.                   528,251
       960,889 Elitegroup Computer Systems
                  Co., Ltd.                          788,458
        65,545 eMemory Technology, Inc.              796,866
       226,033 Everlight Electronics Co., Ltd.       582,910
        48,907 Feng TAY Enterprise Co., Ltd.         138,737
       146,392 Formosan Rubber Group, Inc.           138,753
       485,795 Gigabyte Technology Co., Ltd.         778,528
        19,739 Gigasolar Materials Corp.             393,352
       235,807 Grand Pacific Petrochemical           147,685
       270,121 Greatek Electronics, Inc.             363,684
     1,904,997 HannStar Display Corp. (b)            781,573
        70,022 Holtek Semiconductor, Inc.            139,303
       175,434 Huaku Development Co., Ltd.           420,106
       252,164 Huang Hsiang Construction Co.         387,224
        72,706 IEI Integration Corp.                 132,711
     1,478,794 Kinpo Electronics                     690,910
        26,202 Merry Electronics Co., Ltd.           139,970
       579,727 Micro-Star International Co.,
                  Ltd.                               873,726
       462,450 Mitac Holdings Corp.                  415,861
       277,862 Namchow Chemical Industrial
                  Co., Ltd.                          640,261
       266,408 Primax Electronics Ltd.               412,220
     1,727,700 Qisda Corp. (b)                       624,930
       664,752 Radium Life Tech Co., Ltd.            463,087
        47,522 Realtek Semiconductor Corp.           150,565
       313,280 Ruentex Development Co., Ltd.         567,635
       299,617 Ruentex Industries Ltd.               774,681
       187,230 Sercomm Corp.                         477,199
        81,847 Sino-American Silicon Products,
                  Inc.                               148,299
       128,940 Soft-World International Corp.        516,054
       122,369 Systex Corp.                          234,427
        21,490 Taiwan FamilyMart Co., Ltd.           152,585
       252,164 Ton Yi Industrial Corp.               256,319
       475,470 Unity Opto Technology Co., Ltd.       557,353
       192,177 Vanguard International
                  Semiconductor Corp.                308,624
       357,576 Wah Lee Industrial Corp.              720,948
       166,189 Win Semiconductors Corp.              169,206
       223,429 WT Microelectronics Co., Ltd.         341,601
                                                ------------
                                                  20,200,883
                                                ------------
               THAILAND - 3.8%
       563,400 Bangkok Expressway PCL                650,978
       876,665 CH Karnchang PCL                      583,453
       961,600 GFPT PCL                              379,248
       152,500 Hana Microelectronics PCL             157,410
       755,800 KCE Electronics PCL                   820,889


SHARES         DESCRIPTION                             VALUE
------------------------------------------------------------
               THAILAND (CONTINUED)
       164,600 Precious Shipping PCL            $    123,748
     1,179,500 Siamgas & Petrochemicals PCL          621,459
                                                ------------
                                                   3,337,185
                                                ------------
               TURKEY - 6.4%
        44,936 Aksa Akrilik Kimya Sanayii            162,683
       264,763 Alarko Holding A.S.                   597,360
       109,943 Cimsa Cimento Sanayi VE Tica          710,950
       509,202 Is Gayrimenkul Yatirim Ortakligi
                  A.S.                               312,453
        66,083 Koza Altin Isletmeleri A.S.           754,842
       557,208 Koza Anadolu Metal Madencilik
                  Isletmeleri A.S. (b)               675,930
       660,482 NET Holding A.S. (b)                  757,562
       251,200 Tekfen Holding A.S. (b)               604,701
       264,193 Turkiye Sise ve Cam Fabrikalari
                  A.S.                               371,611
        84,658 Yazicilar Holding A.S.                749,239
                                                ------------
                                                   5,697,331
                                                ------------
               TOTAL INVESTMENTS - 100.1%         89,245,124
               (Cost $86,686,826) (e)
               NET OTHER ASSETS AND
                  LIABILITIES - (0.1%)               (48,021)
                                                ------------
               NET ASSETS - 100.0%              $ 89,197,103
                                                ============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At June 30, 2014, securities noted as such are valued at $2,959,082 or 3.32% of net assets.

(d) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the Hong Kong Stock Exchange and trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,645,685 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,087,387.

ADR   American Depositary Receipt

                       See Notes to Financial Statements                 Page 95

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

-----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of June 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                 LEVEL 2        LEVEL 3
                      TOTAL         LEVEL 1    SIGNIFICANT    SIGNIFICANT
                    VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
INVESTMENTS         6/30/2014       PRICES        INPUT          INPUT
--------------------------------------------------------------------------
Common Stocks:
   Bermuda        $  3,916,039    $ 3,916,039$           --     $     --
   Brazil            2,882,085       2,882,085           --           --
   Cayman Islands   16,823,842      16,743,716           --       80,126
   China             3,854,443       3,854,443           --           --
   Egypt             5,117,038       5,117,038           --           --
   Hong Kong         2,792,005       2,792,005           --           --
   Indonesia         7,511,061       7,511,061           --           --
   Jersey              237,362         237,362           --           --
   Malaysia          5,435,568       5,435,568           --           --
   Mexico              955,448         955,448           --           --*
   Peru                490,111         490,111           --           --
   Philippines         212,854         174,811       38,043           --
   Poland              716,514         716,514           --           --
   Russia            2,075,517              --    2,075,517           --
   South Africa      6,989,838       6,224,442      765,396           --
   Taiwan           20,200,883      20,200,883           --           --
   Thailand          3,337,185       3,337,185           --           --
   Turkey            5,697,331       5,697,331           --           --
                  --------------------------------------------------------
Total Investments $ 89,245,124    $ 86,286,042  $ 2,878,956     $ 80,126
                  ========================================================

* Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of June 30, 2014, the Fund transferred a common stock valued at $401,560 from Level 1 to Level 2 of the fair value hierarchy. The common stock that transferred from Level 1 to Level 2 did so as a result of a lack of trading volume on the primary exchange. As of June 30, 2014, the Fund transferred a common stock valued at $68,453 from Level 1 to Level 3 of the fair value hierarchy. The transfer from Level 1 to Level 3 was the result of the security being halted on the primary exchange due to negative news related to the company's financial statements and their ongoing extended audit.

Level 3 common stocks are fair valued by the Pricing Committee. The Trust's Board of Trustees has adopted valuation procedures that are utilized by the Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Pricing Committee reviews periodic information from the Fund's third party pricing service that compares secondary market trade prices to their daily valuations.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.


BEGINNING BALANCE AT DECEMBER 31, 2013
Common Stocks                                   $     --*
Net Realized Gain                                     --
Net Change in Unrealized Appreciation/
   Depreciation                                       --
Purchases                                         11,673
Sales                                                 --
Transfers In                                      68,453
Transfers Out                                         --

ENDING BALANCE AT JUNE 30, 2014
Common Stocks                                     80,126
                                                --------
Total Level 3 holdings                          $ 80,126
                                                ========

* Investment is valued at $0.

There was no net change in unrealized appreciation (depreciation) from Level 3 investments held as of June 30, 2014.

Page 96                See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2014 (UNAUDITED)

INDUSTRY                                     % OF NET ASSETS
-------------------------------------------------------------
Real Estate Management & Development               13.0%
Electronic Equipment, Instruments & Components      8.3
Technology Hardware, Storage & Peripherals          6.2
Semiconductors & Semiconductor Equipment            6.2
Metals & Mining                                     5.8
Construction & Engineering                          5.5
Real Estate Investment Trusts                       3.7
Food Products                                       3.2
Transportation Infrastructure                       3.1
Diversified Telecommunication Services              3.0
Industrial Conglomerates                            2.9
Textiles, Apparel & Luxury Goods                    2.6
Software                                            2.5
Electric Utilities                                  2.5
Household Durables                                  2.4
Chemicals                                           2.4
Communications Equipment                            2.4
Electrical Equipment                                2.3
Oil, Gas & Consumable Fuels                         2.3
Multiline Retail                                    2.0
Capital Markets                                     1.8
Internet & Catalog Retail                           1.7
Construction Materials                              1.6
Specialty Retail                                    1.2
Hotels, Restaurants & Leisure                       1.2
IT Services                                         1.1
Air Freight & Logistics                             1.0
Media                                               0.8
Energy Equipment & Services                         0.8
Wireless Telecommunication Services                 0.8
Independent Power and Renewable Electricity
   Producers                                        0.7
Personal Products                                   0.7
Paper & Forest Products                             0.7
Pharmaceuticals                                     0.6
Distributors                                        0.5
Internet Software & Services                        0.4
Insurance                                           0.4
Tobacco                                             0.4
Machinery                                           0.3
Building Products                                   0.3
Trading Companies & Distributors                    0.3
Water Utilities                                     0.2
Health Care Providers & Services                    0.2
Marine                                              0.1
-------------------------------------------------------------
TOTAL INVESTMENTS                                 100.1
NET OTHER ASSETS AND LIABILITIES                   (0.1)
                                                 -------
TOTAL                                             100.0%
                                                 =======


                       See Notes to Financial Statements                 Page 97

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2014 (UNAUDITED)


                                                                          FIRST TRUST
                                                                          ASIA PACIFIC        FIRST TRUST         FIRST TRUST
                                                                            EX-JAPAN             EUROPE          LATIN AMERICA
                                                                        ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                             (FPA)               (FEP)               (FLN)
                                                                        ----------------    ----------------    ----------------
ASSETS:
Investments, at value...............................................    $    111,723,946    $    958,598,391    $      7,232,588
Cash................................................................                  --          12,027,743                  --
Foreign currency....................................................               1,406           2,265,219              43,699
Receivables:
   Capital shares sold..............................................                  --           6,899,484                  --
   Dividends........................................................             248,887           1,423,748              37,201
   Investment securities sold.......................................             865,833                  --                  --
   Dividend reclaims................................................               5,441             604,242                  --
   Interest.........................................................              17,223                  --                  --
   Other............................................................                  --                 348               1,806
                                                                        ----------------    ----------------    ----------------
     TOTAL ASSETS...................................................         112,862,736         981,819,175           7,315,294
                                                                        ----------------    ----------------    ----------------

LIABILITIES:
Due to custodian....................................................             121,060                  --              56,899
Payables:
   Collateral for securities on loan................................                  --          49,303,566                  --
   Investment securities purchased..................................             863,476          22,498,981                  --
   Capital shares redeemed..........................................                  --                  --                  --
   Investment advisory fees.........................................              70,752             588,379               4,811
Other liabilities...................................................                  --                  --                  --
                                                                        ----------------    ----------------    ----------------
     TOTAL LIABILITIES..............................................           1,055,288          72,390,926              61,710
                                                                        ----------------    ----------------    ----------------
NET ASSETS..........................................................    $    111,807,448    $    909,428,249    $      7,253,584
                                                                        ================    ================    ================

NET ASSETS CONSIST OF:
Paid-in capital.....................................................    $    109,991,448    $    869,848,387    $      9,033,148
Par value...........................................................              37,000             263,000               3,000
Accumulated net investment income (loss)............................            (104,018)            445,765              20,974
Accumulated net realized gain (loss) on investments and foreign
   currency transactions............................................          (3,485,957)         17,759,492          (2,055,320)
Net unrealized appreciation (depreciation) on investments and
   foreign currency translation.....................................           5,368,975          21,111,605             251,782
                                                                        ----------------    ----------------    ----------------
NET ASSETS..........................................................    $    111,807,448    $    909,428,249    $      7,253,584
                                                                        ================    ================    ================
NET ASSET VALUE, per share..........................................    $          30.22    $          34.58    $          24.18
                                                                        ================    ================    ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................           3,700,002          26,300,002             300,002
                                                                        ================    ================    ================
Investments, at cost................................................    $    106,358,061    $    937,519,352    $      6,980,753
                                                                        ================    ================    ================
Foreign currency, at cost (proceeds)................................    $          1,401    $      2,246,779    $         43,833
                                                                        ================    ================    ================
Securities on loan, at value........................................    $             --    $     46,602,399    $             --
                                                                        ================    ================    ================


Page 98                See Notes to Financial Statements

                                                                                  FIRST TRUST         FIRST TRUST
  FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST          DEVELOPED            EMERGING
     BRAZIL              CHINA               JAPAN            SOUTH KOREA        MARKETS EX-US          MARKETS
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
     (FBZ)               (FCA)               (FJP)               (FKO)               (FDT)               (FEM)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$      5,007,377    $      5,313,956    $    131,586,465    $      5,538,158    $    124,051,646    $    474,629,509
              --                  --                  --                  --                  --           6,450,218
          30,284              31,419             239,673                  --             245,069             737,100

              --                  --                  --                  --                  --              14,113
          31,133              79,624             151,374                  --             208,595           2,919,371
              --              28,282              64,192                  --              20,994                  --
              --                  --                  --                  --              96,919                  24
              --                  --                  --                  --                  --                  --
              --                  --                  --                  --               6,266                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       5,068,794           5,453,281         132,041,704           5,538,158         124,629,489         484,750,335
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


          39,471              60,407             115,456               2,434             434,957                  --

              --                  --           5,605,526                  --           2,730,138          19,409,003
              --                  --                  --                  --              22,586           6,197,422
              --                  --                  --                  --                  --                  --
           3,345               3,545              72,499               3,573              78,835             289,944
              --                  --                  --                  --                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
          42,816              63,952           5,793,481               6,007           3,266,516          25,896,369
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$      5,025,978    $      5,389,329    $    126,248,223    $      5,532,151    $    121,362,973    $    458,853,966
================    ================    ================    ================    ================    ================


$      7,932,292    $      7,140,139    $    122,522,320    $      5,667,426    $    113,863,314    $    466,372,719
           2,500               2,500              26,500               2,000              23,020             182,500
          15,409              39,534             (89,327)            (57,042)            (87,264)          1,045,118

      (3,019,570)         (1,621,735)           (780,082)           (589,083)          1,271,699         (30,139,962)

          95,347            (171,109)          4,568,812             508,850           6,292,204          21,393,591
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$      5,025,978    $      5,389,329    $    126,248,223    $      5,532,151    $    121,362,973    $    458,853,966
================    ================    ================    ================    ================    ================
$          20.10    $          21.56    $          47.64    $          27.66    $          52.72    $          25.14
================    ================    ================    ================    ================    ================

         250,002             250,002           2,650,002             200,002           2,302,000          18,250,002
================    ================    ================    ================    ================    ================
$      4,912,064    $      5,485,082    $    127,017,754    $      5,029,308    $    117,762,612    $    453,237,611
================    ================    ================    ================    ================    ================
$         30,393    $         31,416    $        239,595    $             --    $        243,763    $        736,727
================    ================    ================    ================    ================    ================
$             --    $             --    $      5,237,381    $             --    $      2,569,368    $     17,906,448
================    ================    ================    ================    ================    ================


                       See Notes to Financial Statements                 Page 99

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
JUNE 30, 2014 (UNAUDITED)


                                                                          FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                            GERMANY              CANADA            AUSTRALIA
                                                                        ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                             (FGM)               (FCAN)              (FAUS)
                                                                        ----------------    ----------------    ----------------
ASSETS:
Investments, at value...............................................    $     64,158,590    $    166,151,022    $      1,634,070
Cash  ..............................................................                  --                  --                  --
Foreign currency....................................................               4,243              38,972                  --
Receivables:
   Capital shares sold..............................................                  --           3,874,776                  --
   Dividends........................................................                  --             314,787              18,216
   Investment securities sold.......................................                  --                  --                  --
   Dividend reclaims................................................              51,729                  --                 498
   Interest.........................................................                  --                  --                  --
   Other............................................................                  --                  --                  --
                                                                        ----------------    ----------------    ----------------
     TOTAL ASSETS...................................................          64,214,562         170,379,557           1,652,784
                                                                        ----------------    ----------------    ----------------

LIABILITIES:
Due to custodian....................................................               4,296             177,145               5,257
Payables:
   Collateral for securities on loan................................           1,277,272          13,182,037                  --
   Investment securities purchased..................................                  --           3,871,702                  --
   Capital shares redeemed..........................................                  --                  --                  --
   Investment advisory fees.........................................              48,277              94,956               1,083
Other liabilities...................................................                  --                  --                  --
                                                                        ----------------    ----------------    ----------------
     TOTAL LIABILITIES..............................................           1,329,845          17,325,840               6,340
                                                                        ----------------    ----------------    ----------------
NET ASSETS..........................................................    $     62,884,717    $    153,053,717    $      1,646,444
                                                                        ================    ================    ================

NET ASSETS CONSIST OF:
Paid-in capital.....................................................    $     57,368,067    $    141,658,254    $      1,875,222
Par value...........................................................              15,000              39,500                 500
Accumulated net investment income (loss)............................              29,053             106,134              11,252
Accumulated net realized gain (loss) on investments and foreign
   currency transactions............................................           3,231,962          (2,741,945)           (414,282)
Net unrealized appreciation (depreciation) on investments and
   foreign currency translation.....................................           2,240,635          13,991,774             173,752
                                                                        ----------------    ----------------    ----------------
NET ASSETS..........................................................    $     62,884,717    $    153,053,717    $      1,646,444
                                                                        ================    ================    ================

NET ASSET VALUE, per share..........................................    $          41.92    $          38.75    $          32.93
                                                                        ================    ================    ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)...........................           1,500,002           3,950,002              50,002
                                                                        ================    ================    ================
Investments, at cost................................................    $     61,917,820    $    152,162,930    $      1,460,435
                                                                        ================    ================    ================
Foreign currency, at cost (proceeds)................................    $          4,227    $         39,030    $             --
                                                                        ================    ================    ================
Securities on loan, at value........................................    $      1,215,446    $     12,543,509    $             --
                                                                        ================    ================    ================



Page 100               See Notes to Financial Statements

                                                                                   FIRST TRUST        FIRST TRUST
  FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST       DEVELOPED MARKETS   EMERGING MARKETS
 UNITED KINGDOM          TAIWAN            HONG KONG          SWITZERLAND        EX-US SMALL CAP        SMALLCAP
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
     (FKU)               (FTW)               (FHK)               (FSZ)               (FDTS)              (FEMS)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$     50,766,158    $      1,899,040    $      3,820,675    $     51,652,245    $      5,684,115    $     89,245,124
              --                  --                  --                  --                  --                  --
           1,160                  --               5,247               6,120              10,465              50,964

              --                  --                  --                  --                  --                  --
         205,428               2,742              12,789                  --               4,237             267,821
              --                  --                  --                  --              13,971           3,747,867
              29                  --                  --             117,005               2,420                 396
              --                  --                  --                  --                  --                  --
              --                  --                  --                  --                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
      50,972,775           1,901,782           3,838,711          51,775,370           5,715,208          93,312,172
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


         199,264               4,110              14,013              90,303              11,843             245,185

              --                  --                  --                  --                  --                  --
              --                  --                  --                  --                  --              93,819
              --                  --                  --                  --                  --           3,717,002
          32,873               1,196               2,514              32,940               3,710              59,063
              --                  --                  --                  --                 543                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         232,137               5,306              16,527             123,243              16,096           4,115,069
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     50,740,638    $      1,896,476    $      3,822,184    $     51,652,127    $      5,699,112    $     89,197,103
================    ================    ================    ================    ================    ================


$     47,916,573    $      1,593,279    $      3,728,238    $     46,121,407    $      5,394,380    $     86,638,358
          12,000                 500               1,000              12,000               1,500              24,000
         (36,235)             (3,821)              2,204            (137,101)            (12,410)            (92,269)

       2,068,547            (155,852)           (150,378)            852,868            (100,940)             69,363

         779,753             462,370             241,120           4,802,953             416,582           2,557,651
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     50,740,638    $      1,896,476    $      3,822,184    $     51,652,127    $      5,699,112    $     89,197,103
================    ================    ================    ================    ================    ================

$          42.28    $          37.93    $          38.22    $          43.04    $          37.99    $          37.17
================    ================    ================    ================    ================    ================

       1,200,002              50,002             100,002           1,200,002             150,002           2,400,002
================    ================    ================    ================    ================    ================
$     49,990,233    $      1,436,679    $      3,579,559    $     46,850,795    $      5,267,599    $     86,686,826
================    ================    ================    ================    ================    ================
$          1,153    $             --    $          5,247    $          6,092    $         10,426    $         51,257
================    ================    ================    ================    ================    ================
$             --    $             --    $             --    $             --    $             --    $             --
================    ================    ================    ================    ================    ================


                       See Notes to Financial Statements                Page 101

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)


                                                                          FIRST TRUST
                                                                          ASIA PACIFIC        FIRST TRUST         FIRST TRUST
                                                                            EX-JAPAN             EUROPE          LATIN AMERICA
                                                                        ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                             (FPA)               (FEP)               (FLN)
                                                                        ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends...........................................................    $      1,086,542    $     17,011,080    $        211,366
Foreign tax withholding.............................................             (58,635)         (1,805,840)             (8,923)
Securities lending income (net of fees).............................                  --             472,776                  --
Other ..............................................................              17,299                 189                  10
                                                                        ----------------    ----------------    ----------------
   Total investment income..........................................           1,045,206          15,678,205             202,453
                                                                        ----------------    ----------------    ----------------

EXPENSES:
Investment advisory fees............................................             251,109           2,765,348              29,795
Excise tax expense..................................................                  --                  --                 105
                                                                        ----------------    ----------------    ----------------
   Total expenses...................................................             251,109           2,765,348              29,900
                                                                        ----------------    ----------------    ----------------
NET INVESTMENT INCOME (LOSS)........................................             794,097          12,912,857             172,553
                                                                        ----------------    ----------------    ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments......................................................          (1,265,655)         (2,962,867)           (581,668)
   In-kind redemptions..............................................          (1,139,185)         21,419,627              19,432
   Foreign currency transactions....................................              70,786            (268,359)              1,493
                                                                        ----------------    ----------------    ----------------
Net realized gain (loss)............................................          (2,334,054)         18,188,401            (560,743)
                                                                        ----------------    ----------------    ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments......................................................           3,927,057          (8,905,525)            742,856
   Foreign currency translation.....................................               3,120              29,500                 472
                                                                        ----------------    ----------------    ----------------
Net change in unrealized appreciation (depreciation)................           3,930,177          (8,876,025)            743,328
                                                                        ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS).............................           1,596,123           9,312,376             182,585
                                                                        ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..................................................    $      2,390,220    $     22,225,233    $        355,138
                                                                        ================    ================    ================


Page 102                    See Notes to Financial Statements

                                                                                  FIRST TRUST
  FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST          DEVELOPED          FIRST TRUST
     BRAZIL              CHINA               JAPAN            SOUTH KOREA        MARKETS EX-US      EMERGING MARKETS
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
     (FBZ)               (FCA)               (FJP)               (FKO)               (FDT)               (FEM)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        182,507    $        146,062    $      1,208,047    $         62,955    $      1,879,592    $      7,144,764
          (4,775)             (6,552)           (126,835)            (10,732)           (178,527)           (409,658)
              --                  --              31,197                  --              38,752             203,048
              13                  --                  --                  22                 176                  10
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         177,745             139,510           1,112,409              52,245           1,739,993           6,938,164
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


          19,665              18,768             336,691              21,103             454,373           1,342,672
              26                  --                  --                  --                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
          19,691              18,768             336,691              21,103             454,373           1,342,672
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         158,054             120,742             775,718              31,142           1,285,620           5,595,492
----------------    ----------------    ----------------    ----------------    ----------------    ----------------



        (481,196)            (67,657)           (236,175)             52,079          (2,466,483)        (16,150,671)
              --              33,826             118,597                  --          10,107,664          (1,226,738)
           3,312                (106)             (5,964)                314             (37,042)           (209,376)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
        (477,884)            (33,937)           (123,542)             52,393           7,604,139         (17,586,785)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         539,284            (396,836)            507,934             (74,758)         (4,639,290)         20,476,294
             406                  17               1,547                  --               1,379               7,476
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         539,690            (396,819)            509,481             (74,758)         (4,637,911)         20,483,770
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
          61,806            (430,756)            385,939             (22,365)          2,966,228           2,896,985
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        219,860    $       (310,014)   $      1,161,657    $          8,777    $      4,251,848    $      8,492,477
================    ================    ================    ================    ================    ================


                       See Notes to Financial Statements                Page 103

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)


                                                                          FIRST TRUST         FIRST TRUST         FIRST TRUST
                                                                            GERMANY              CANADA            AUSTRALIA
                                                                        ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
                                                                             (FGM)               (FCAN)              (FAUS)
                                                                        ----------------    ----------------    ----------------
INVESTMENT INCOME:
Dividends...........................................................    $      1,559,090    $      1,513,863    $         40,662
Foreign tax withholding.............................................            (158,442)           (227,079)             (1,697)
Securities lending income (net of fees).............................              42,196              36,443                  --
Other ..............................................................                  --                  --                  --
                                                                        ----------------    ----------------    ----------------
   Total investment income..........................................           1,442,844           1,323,227              38,965
                                                                        ----------------    ----------------    ----------------

EXPENSES:
Investment advisory fees............................................             249,165             443,578               6,314
Excise tax expense..................................................                  --                  --                  --
                                                                        ----------------    ----------------    ----------------
   Total expenses...................................................             249,165             443,578               6,314
                                                                        ----------------    ----------------    ----------------
NET INVESTMENT INCOME (LOSS)........................................           1,193,679             879,649              32,651
                                                                        ----------------    ----------------    ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments......................................................                  --          (1,846,397)            (16,748)
   In-kind redemptions..............................................           3,782,134                  --                  --
   Foreign currency transactions....................................              (2,159)            (10,099)                304
                                                                        ----------------    ----------------    ----------------
Net realized gain (loss)............................................           3,779,975          (1,856,496)            (16,444)
                                                                        ----------------    ----------------    ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments......................................................          (3,267,697)         11,676,214             150,730
   Foreign currency translation.....................................              (1,301)              3,496                 153
                                                                        ----------------    ----------------    ----------------
Net change in unrealized appreciation (depreciation)................          (3,268,998)         11,679,710             150,883
                                                                        ----------------    ----------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS).............................             510,977           9,823,214             134,439
                                                                        ----------------    ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..................................................    $      1,704,656    $     10,702,863    $        167,090
                                                                        ================    ================    ================


Page 104               See Notes to Financial Statements

                                                                                   FIRST TRUST        FIRST TRUST
  FIRST TRUST         FIRST TRUST         FIRST TRUST         FIRST TRUST       DEVELOPED MARKETS   EMERGING MARKETS
 UNITED KINGDOM          TAIWAN            HONG KONG          SWITZERLAND        EX-US SMALL CAP        SMALLCAP
ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND    ALPHADEX(R) FUND
     (FKU)               (FTW)               (FHK)               (FSZ)               (FDTS)              (FEMS)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$      1,107,911    $          3,416    $         74,773    $      1,050,865    $         89,167    $        890,287
              --                (683)                 --             (65,112)             (8,634)            (59,997)
              --                  --                  --                  --                  --                  --
              41                  --                  --                  --                  28               7,232
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       1,107,952               2,733              74,773             985,753              80,561             837,522
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


         165,167               6,529              15,012             154,773              19,462             261,205
              --                  --                  --                  --                  --                  --
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         165,167               6,529              15,012             154,773              19,462             261,205
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
         942,785              (3,796)             59,761             830,980              61,099             576,317
----------------    ----------------    ----------------    ----------------    ----------------    ----------------



        (343,723)              1,322              41,109            (151,077)            (18,977)           (574,157)
       2,669,639                  --                  --           1,239,268                  --           2,056,027
           1,702                (172)                  6                  44                (704)            (29,118)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       2,327,618               1,150              41,115           1,088,235             (19,681)          1,452,752
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

      (3,140,743)            308,275             (82,671)            531,392             211,480           1,632,651
           3,233                   9                   5                (319)                 (9)             (1,026)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
      (3,137,510)            308,284             (82,666)            531,073             211,471           1,631,625
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
        (809,892)            309,434             (41,551)          1,619,308             191,790           3,084,377
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        132,893    $        305,638    $         18,210    $      2,450,288    $        252,889    $      3,660,694
================    ================    ================    ================    ================    ================


                       See Notes to Financial Statements                Page 105

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
STATEMENTS OF CHANGES IN NET ASSETS


                                                        FIRST TRUST ASIA PACIFIC EX-                 FIRST TRUST EUROPE
                                                        JAPAN ALPHADEX(R) FUND (FPA)               ALPHADEX(R) FUND (FEP)
                                                    ------------------------------------    ------------------------------------
                                                      FOR THE SIX                             FOR THE SIX
                                                         MONTHS           FOR THE YEAR           MONTHS           FOR THE YEAR
                                                    ENDED 6/30/2014          ENDED          ENDED 6/30/2014          ENDED
                                                      (UNAUDITED)          12/31/2013         (UNAUDITED)          12/31/2013
                                                    ----------------    ----------------    ----------------    ----------------

OPERATIONS:
      Net investment income (loss)..............    $        794,097    $        354,771    $     12,912,857    $        903,250
      Net realized gain (loss)..................          (2,334,054)           (207,473)         18,188,401           8,406,269
      Net change in unrealized appreciation
         (depreciation).........................           3,930,177             831,250          (8,876,025)         28,562,399
      Net increase from payment by the advisor..                  --                  --                  --              42,521
                                                    ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in net assets
         resulting from operations..............           2,390,220             978,548          22,225,233          37,914,439
                                                    ----------------    ----------------    ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income.....................            (672,121)           (653,496)        (11,932,381)         (1,820,846)
      Return of capital.........................                  --                  --                  --                  --
                                                    ----------------    ----------------    ----------------    ----------------
      Total distributions to shareholders.......            (672,121)           (653,496)        (11,932,381)         (1,820,846)
                                                    ----------------    ----------------    ----------------    ----------------
SHAREHOLDER TRANSACTIONS:
      Proceeds from shares sold.................         107,402,343          61,406,500         656,699,995         399,047,908
      Cost of shares redeemed...................         (54,479,745)        (18,329,948)       (163,045,509)        (60,481,172)
                                                    ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in net assets
         resulting from shareholder
         transactions...........................          52,922,598          43,076,552         493,654,486         338,566,736
                                                    ----------------    ----------------    ----------------    ----------------
      Total increase (decrease) in net assets...          54,640,697          43,401,604         503,947,338         374,660,329
NET ASSETS:
      Beginning of period.......................          57,166,751          13,765,147         405,480,911          30,820,582
                                                    ----------------    ----------------    ----------------    ----------------
      End of period.............................    $    111,807,448    $     57,166,751    $    909,428,249    $    405,480,911
                                                    ================    ================    ================    ================
      Accumulated net investment income (loss)
         at end of period.......................    $       (104,018)   $       (225,994)   $        445,765    $       (534,711)
                                                    ================    ================    ================    ================
CHANGES IN SHARES OUTSTANDING:
      Shares outstanding, beginning of period...           2,050,002             500,002          12,250,002           1,200,002
      Shares sold...............................           3,750,000           2,250,000          18,750,000          13,000,000
      Shares redeemed...........................          (2,100,000)           (700,000)         (4,700,000)         (1,950,000)
                                                    ----------------    ----------------    ----------------    ----------------
      Shares outstanding, end of period.........           3,700,002           2,050,002          26,300,002          12,250,002
                                                    ================    ================    ================    ================



Page 106               See Notes to Financial Statements


   FIRST TRUST LATIN AMERICA           FIRST TRUST BRAZIL                FIRST TRUST CHINA                FIRST TRUST JAPAN
    ALPHADEX(R) FUND (FLN)           ALPHADEX(R) FUND (FBZ)           ALPHADEX(R) FUND (FCA)           ALPHADEX(R) FUND (FJP)
-------------------------------  -------------------------------  -------------------------------  -------------------------------
  FOR THE SIX                      FOR THE SIX                      FOR THE SIX     FOR THE SIX      FOR THE SIX
    MONTHS        FOR THE YEAR       MONTHS        FOR THE YEAR     MONTHS FOR        THE YEAR         MONTHS        FOR THE YEAR
ENDED 6/30/2014      ENDED       ENDED 6/30/2014      ENDED       ENDED 6/30/2014      ENDED       ENDED 6/30/2014      ENDED
  (UNAUDITED)      12/31/2013      (UNAUDITED)      12/31/2013      (UNAUDITED)      12/31/2013      (UNAUDITED)      12/31/2013
---------------  --------------  ---------------  --------------  ---------------  --------------  ---------------  --------------


 $     172,553    $    231,540    $     158,054    $    139,779    $     120,742    $    133,591    $     775,718    $    283,572
      (560,743)       (623,752)        (477,884)       (543,282)         (33,937)       (465,685)        (123,542)      1,854,869

       743,328        (912,831)         539,690        (444,094)        (396,819)       (275,806)         509,481       4,164,376
            --              --               --              --               --              --               --           7,227
 -------------    ------------    -------------    ------------    -------------    ------------    -------------    ------------

       355,138      (1,305,043)         219,860        (847,597)        (310,014)       (607,900)       1,161,657       6,310,044
 -------------    ------------    -------------    ------------    -------------    ------------    -------------    ------------

      (155,001)       (230,491)        (141,476)       (138,606)         (70,726)       (143,451)        (839,521)       (301,221)
            --              --               --              --               --              --               --              --
 -------------    ------------    -------------    ------------    -------------    ------------    -------------    ------------
      (155,001)       (230,491)        (141,476)       (138,606)         (70,726)       (143,451)        (839,521)       (301,221)
 -------------    ------------    -------------    ------------    -------------    ------------    -------------    ------------

            --       5,234,322               --         965,386        1,058,603       8,588,601      152,914,596     106,751,061
    (1,148,572)     (4,805,682)        (887,744)             --               --      (6,837,545)    (130,538,666)    (10,984,215)
 -------------    ------------    -------------    ------------    -------------    ------------    -------------    ------------


    (1,148,572)        428,640         (887,744)        965,386        1,058,603       1,751,056       22,375,930      95,766,846
 -------------    ------------    -------------    ------------    -------------    ------------    -------------    ------------
      (948,435)     (1,106,894)        (809,360)        (20,817)         677,863         999,705       22,698,066     101,775,669

     8,202,019       9,308,913        5,835,338       5,856,155        4,711,466       3,711,761      103,550,157       1,774,488
 -------------    ------------    -------------    ------------    -------------    ------------    -------------    ------------
 $   7,253,584    $  8,202,019      $ 5,025,978    $  5,835,338    $   5,389,329    $  4,711,466    $ 126,248,223    $103,550,157
 =============    ============    =============    ============    =============    ============    =============    ============

 $      20,974    $      3,422    $      15,409    $     (1,169)   $      39,534    $    (10,482)   $     (89,327)   $    (25,524)
 =============    ============    =============    ============    =============    ============    =============    ============

       350,002         350,002          300,002         250,002          200,002         150,002        2,250,002          50,002
            --         200,000               --          50,000           50,000         350,000        3,350,000       2,450,000
       (50,000)       (200,000)         (50,000)             --               --        (300,000)      (2,950,000)       (250,000)
 -------------    ------------    -------------    ------------    -------------    ------------    -------------    ------------
       300,002         350,002          250,002         300,002          250,002         200,002        2,650,002       2,250,002
 =============    ============    =============    ============    =============    ============    =============    ============


                       See Notes to Financial Statements                Page 107

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                          FIRST TRUST SOUTH KOREA              FIRST TRUST DEVELOPED MARKETS
                                                           ALPHADEX(R) FUND (FKO)               EX-US ALPHADEX(R) FUND (FDT)
                                                    ------------------------------------    ------------------------------------
                                                      FOR THE SIX                             FOR THE SIX
                                                         MONTHS           FOR THE YEAR           MONTHS           FOR THE YEAR
                                                    ENDED 6/30/2014          ENDED          ENDED 6/30/2014          ENDED
                                                      (UNAUDITED)          12/31/2013         (UNAUDITED)          12/31/2013
                                                    ----------------    ----------------    ----------------    ----------------

OPERATIONS:
      Net investment income (loss)..............    $         31,142    $         (2,938)   $      1,285,620    $      1,736,161
      Net realized gain (loss)..................              52,393            (102,887)          7,604,139          12,835,447
      Net change in unrealized appreciation
         (depreciation).........................             (74,758)            414,920          (4,637,911)          4,169,718
      Net increase from payment by the advisor..                  --                  --                  --              15,029
                                                    ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in net assets
         resulting from operations..............               8,777             309,095           4,251,848          18,756,355
                                                    ----------------    ----------------    ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income.....................             (47,000)            (28,910)         (1,185,980)         (2,329,036)
      Return of capital.........................                  --                  --                  --                  --
                                                    ----------------    ----------------    ----------------    ----------------
      Total distributions to shareholders.......             (47,000)            (28,910)         (1,185,980)         (2,329,036)
                                                    ----------------    ----------------    ----------------    ----------------
SHAREHOLDER TRANSACTIONS:
      Proceeds from shares sold.................                  --           2,655,945          49,632,857         120,243,317
      Cost of shares redeemed...................                  --                  --         (79,212,337)        (81,143,285)
                                                    ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in net assets
         resulting from shareholder
         transactions...........................                  --           2,655,945         (29,579,480)         39,100,032
                                                    ----------------    ----------------    ----------------    ----------------
      Total increase (decrease) in net assets...             (38,223)          2,936,130         (26,513,612)         55,527,351
NET ASSETS:
      Beginning of period.......................           5,570,374           2,634,244         147,876,585          92,349,234
                                                    ----------------    ----------------    ----------------    ----------------
      End of period.............................    $      5,532,151    $      5,570,374    $    121,362,973    $    147,876,585
                                                    ================    ================    ================    ================
      Accumulated net investment income (loss)
         at end of period.......................    $        (57,042)   $        (41,184)   $        (87,264)   $       (186,904)
                                                    ================    ================    ================    ================
CHANGES IN SHARES OUTSTANDING:
      Shares outstanding, beginning of period...             200,002             100,002           2,902,000           2,102,000
      Shares sold...............................                  --             100,000             950,000           2,500,000
      Shares redeemed...........................                  --                  --          (1,550,000)         (1,700,000)
                                                    ----------------    ----------------    ----------------    ----------------
      Shares outstanding, end of period.........             200,002             200,002           2,302,000           2,902,000
                                                    ================    ================    ================    ================



Page 108               See Notes to Financial Statements


 FIRST TRUST EMERGING MARKETS          FIRST TRUST GERMANY              FIRST TRUST CANADA              FIRST TRUST AUSTRALIA
    ALPHADEX(R) FUND (FEM)           ALPHADEX(R) FUND (FGM)           ALPHADEX(R) FUND (FCAN)          ALPHADEX(R) FUND (FAUS)
-------------------------------  -------------------------------  -------------------------------  -------------------------------
  FOR THE SIX                      FOR THE SIX                      FOR THE SIX                      FOR THE SIX
    MONTHS        FOR THE YEAR       MONTHS        FOR THE YEAR       MONTHS        FOR THE YEAR       MONTHS        FOR THE YEAR
ENDED 6/30/2014      ENDED       ENDED 6/30/2014      ENDED       ENDED 6/30/2014      ENDED       ENDED 6/30/2014      ENDED
  (UNAUDITED)      12/31/2013      (UNAUDITED)      12/31/2013      (UNAUDITED)      12/31/2013      (UNAUDITED)      12/31/2013
---------------  --------------  ---------------  --------------  ---------------  --------------  ---------------  --------------


 $   5,595,492    $  3,826,971    $   1,193,679    $    263,058    $     879,649    $    701,150    $      32,651    $     64,562
   (17,586,785)     (3,620,478)       3,779,975         228,433       (1,856,496)        663,004          (16,444)        300,216

    20,483,770     (10,485,148)      (3,268,998)      4,767,790       11,679,710       1,875,798          150,883        (289,035)
            --              --               --              --               --              --               --              --
 -------------    ------------    -------------    ------------    -------------    ------------    -------------    ------------

     8,492,477     (10,278,655)       1,704,656       5,259,281       10,702,863       3,239,952          167,090        75,743
 -------------    ------------    -------------    ------------    -------------    ------------    -------------    ------------

    (4,120,815)     (4,245,401)      (1,164,626)       (329,096)        (773,515)       (734,151)         (20,286)        (69,887)
            --              --               --              --               --              --               --              --
 -------------    ------------    -------------    ------------    -------------    ------------    -------------    ------------
    (4,120,815)     (4,245,401)      (1,164,626)       (329,096)        (773,515)       (734,151)         (20,286)        (69,887)
 -------------    ------------    -------------    ------------    -------------    ------------    -------------    ------------

   275,460,558     277,023,556       31,304,737      41,085,819       65,496,751      89,988,029               --       1,598,877
  (151,114,236)    (61,587,539)     (16,662,373)     (3,326,627)              --     (22,770,439)              --      (3,226,415)
 -------------    ------------    -------------    ------------    -------------    ------------    -------------    ------------


   124,346,322     215,436,017       14,642,364      37,759,192       65,496,751      67,217,590               --      (1,627,538)
 -------------    ------------    -------------    ------------    -------------    ------------    -------------    ------------
   128,717,984     200,911,961       15,182,394      42,689,377       75,426,099      69,723,391          146,804      (1,621,682)

   330,135,982     129,224,021       47,702,323       5,012,946       77,627,618       7,904,227        1,499,640       3,121,322
 -------------    ------------    -------------    ------------    -------------    ------------    -------------    ------------
 $ 458,853,966    $330,135,982    $  62,884,717    $ 47,702,323    $ 153,053,717    $ 77,627,618    $   1,646,444    $  1,499,640
 =============    ============    =============    ============    =============    ============    =============    ============

 $   1,045,118    $   (429,559)   $      29,053    $         --    $     106,134    $         --    $      11,252    $     (1,113)
 =============    ============    =============    ============    =============    ============    =============    ============

    13,450,002       4,950,002        1,150,002         150,002        2,150,002         250,002           50,002         100,002
    11,450,000      11,050,000          750,000       1,100,000        1,800,000       2,600,000               --          50,000
    (6,650,000)     (2,550,000)        (400,000)       (100,000)              --        (700,000)              --        (100,000)
 -------------    ------------    -------------    ------------    -------------    ------------    -------------    ------------
    18,250,002      13,450,002        1,500,002       1,150,002        3,950,002       2,150,002           50,002          50,002
 =============    ============    =============    ============    =============    ============    =============    ============


                       See Notes to Financial Statements                Page 109

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                         FIRST TRUST UNITED KINGDOM                  FIRST TRUST TAIWAN
                                                           ALPHADEX(R) FUND (FKU)                  ALPHADEX(R) FUND (FTW)
                                                    ------------------------------------    ------------------------------------
                                                      FOR THE SIX                             FOR THE SIX
                                                         MONTHS           FOR THE YEAR           MONTHS           FOR THE YEAR
                                                    ENDED 6/30/2014          ENDED          ENDED 6/30/2014          ENDED
                                                      (UNAUDITED)          12/31/2013         (UNAUDITED)          12/31/2013
                                                    ----------------    ----------------    ----------------    ----------------


OPERATIONS:
      Net investment income (loss)..............    $        942,785    $        479,854    $         (3,796)   $         24,482
      Net realized gain (loss)..................           2,327,618           1,159,453               1,150             (13,660)
      Net change in unrealized appreciation
         (depreciation).........................          (3,137,510)          2,921,694             308,284             132,356
      Net increase from payment by the advisor..                  --                  --                  --                  --
                                                    ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in net assets
         resulting from operations..............             132,893           4,561,001             305,638             143,178
                                                    ----------------    ----------------    ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income.....................            (968,642)           (540,327)                 --             (24,477)
      Return of capital.........................                  --                  --                  --              (3,094)
                                                    ----------------    ----------------    ----------------    ----------------
      Total distributions to shareholders.......            (968,642)           (540,327)                 --             (27,571)
                                                    ----------------    ----------------    ----------------    ----------------
SHAREHOLDER TRANSACTIONS:
      Proceeds from shares sold.................          36,806,319          25,330,693                  --                  --
      Cost of shares redeemed...................         (12,828,240)         (8,559,859)                 --                  --
                                                    ----------------    ----------------    ----------------    ----------------
      Net increase (decrease) in net assets
         resulting from shareholder
         transactions...........................          23,978,079          16,770,834                  --                  --
                                                    ----------------    ----------------    ----------------    ----------------
      Total increase (decrease) in net assets...          23,142,330          20,791,508             305,638             115,607
NET ASSETS:
      Beginning of period.......................          27,598,308           6,806,800           1,590,838           1,475,231
                                                    ----------------    ----------------    ----------------    ----------------
      End of period.............................    $     50,740,638    $     27,598,308    $      1,896,476    $      1,590,838
                                                    ================    ================    ================    ================
      Accumulated net investment income (loss)
         at end of period.......................    $        (36,235)   $        (10,378)   $         (3,821)   $            (25)
                                                    ================    ================    ================    ================
CHANGES IN SHARES OUTSTANDING:
      Shares outstanding, beginning of period...             650,002             200,002              50,002              50,002
      Shares sold...............................             850,000             700,000                  --                  --
      Shares redeemed...........................            (300,000)           (250,000)                 --                  --
                                                    ----------------    ----------------    ----------------    ----------------
      Shares outstanding, end of period.........           1,200,002             650,002              50,002              50,002
                                                    ================    ================    ================    ================



Page 110               See Notes to Financial Statements


     FIRST TRUST HONG KONG           FIRST TRUST SWITZERLAND       FIRST TRUST DEVELOPED MARKETS    FIRST TRUST EMERGING MARKETS
           HONG KONG                       SWITZERLAND                    EX-US SMALL CAP                     SMALL CAP
    ALPHADEX(R) FUND (FHK)           ALPHADEX(R) FUND (FSZ)           ALPHADEX(R) FUND (FDTS)          ALPHADEX(R) FUND (FEMS)
-------------------------------  -------------------------------  -------------------------------  -------------------------------
  FOR THE SIX                      FOR THE SIX                      FOR THE SIX                      FOR THE SIX
    MONTHS        FOR THE YEAR       MONTHS        FOR THE YEAR       MONTHS        FOR THE YEAR       MONTHS        FOR THE YEAR
ENDED 6/30/2014      ENDED       ENDED 6/30/2014      ENDED       ENDED 6/30/2014      ENDED       ENDED 6/30/2014      ENDED
  (UNAUDITED)      12/31/2013      (UNAUDITED)      12/31/2013      (UNAUDITED)      12/31/2013      (UNAUDITED)      12/31/2013
---------------  --------------  ---------------  --------------  ---------------  --------------  ---------------  --------------



 $      59,761    $     47,454    $     830,980    $    274,365    $      61,099    $     39,087    $     576,317    $    391,588
        41,115         240,847        1,088,235         289,172          (19,681)        114,449        1,452,752      (1,055,904)

      (82,666)          39,307          531,073       3,701,878          211,471         120,666        1,631,625         663,980
            --              --               --              --               --              --               --              --
 -------------    ------------    -------------    ------------    -------------    ------------    -------------    ------------

        18,210         327,608        2,450,288       4,265,415          252,889         274,202        3,660,694            (336)
 -------------    ------------    -------------    ------------    -------------    ------------    -------------    ------------

       (56,351)        (48,937)        (860,531)       (353,792)         (65,641)        (57,811)        (630,171)       (586,896)
            --              --               --              --               --              --               --              --
 -------------    ------------    -------------    ------------    -------------    ------------    -------------    ------------
       (56,351)        (48,937)        (860,531)       (353,792)         (65,641)        (57,811)        (630,171)       (586,896)
 -------------    ------------    -------------    ------------    -------------    ------------    -------------    ------------

            --       3,635,264       29,728,280      19,421,365        1,849,216       3,415,893       49,478,456      50,270,365
            --      (1,781,997)      (6,176,371)     (1,679,333)              --      (1,494,408)     (14,703,200)             --
 -------------    ------------    -------------    ------------    -------------    ------------    -------------    ------------


            --       1,853,267       23,551,909      17,742,032        1,849,216       1,921,485       34,775,256      50,270,365
 -------------    ------------    -------------    ------------    -------------    ------------    -------------    ------------
       (38,141)      2,131,938       25,141,666      21,653,655        2,036,464       2,137,876       37,805,779      49,683,133

     3,860,325       1,728,387       26,510,461       4,856,806        3,662,648       1,524,772       51,391,324       1,708,191
 -------------    ------------    -------------    ------------    -------------    ------------    -------------    ------------
 $   3,822,184    $  3,860,325    $  51,652,127    $ 26,510,461    $   5,699,112    $  3,662,648    $  89,197,103    $ 51,391,324
 =============    ============    =============    ============    =============    ============    =============    ============

 $       2,204    $     (1,206)   $    (137,101)   $   (107,550)   $     (12,410)   $     (7,868)   $     (92,269)   $    (38,415)
 =============    ============    =============    ============    =============    ============    =============    ============

       100,002          50,002          650,002         150,002          100,002          50,002        1,450,002          50,002
            --         100,000          700,000         550,000           50,000         100,000        1,350,000       1,400,000
            --         (50,000)        (150,000)        (50,000)              --         (50,000)        (400,000)             --
 -------------    ------------    -------------    ------------    -------------    ------------    -------------    ------------
       100,002         100,002        1,200,002         650,002          150,002         100,002        2,400,002       1,450,002
 =============    ============    =============    ============    =============    ============    =============    ============


                       See Notes to Financial Statements                Page 111

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ASIA PACIFIC EX-JAPAN ALPHADEX(R) FUND (FPA)

                                           SIX MONTHS                                                         FOR THE PERIOD
                                              ENDED                  YEAR                   YEAR               4/18/2011 (a)
                                            6/30/2014                ENDED                  ENDED                 THROUGH
                                           (UNAUDITED)            12/31/2013             12/31/2012             12/31/2011
                                        -----------------      -----------------      -----------------      -----------------
Net asset value, beginning of period       $     27.89            $     27.53            $     22.88            $     29.83
                                           -----------            -----------            -----------            -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.33                   0.54                   0.44                   0.30
Net realized and unrealized gain (loss)           2.25                   0.48                   4.65                  (6.76)
                                           -----------            -----------            -----------            -----------
Total from investment operations                  2.58                   1.02                   5.09                  (6.46)
                                           -----------            -----------            -----------            -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.25)                 (0.66)                 (0.44)                 (0.36)
Return of capital                                   --                     --                     --                  (0.13)
                                           -----------            -----------            -----------            -----------
Total distributions                              (0.25)                 (0.66)                 (0.44)                 (0.49)
                                           -----------            -----------            -----------            -----------
Net asset value, end of period             $     30.22            $     27.89            $     27.53            $     22.88
                                           ===========            ===========            ===========            ===========
TOTAL RETURN (b)                                  9.29%                  3.83%                 22.54%                (21.78)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $   111,807            $    57,167            $    13,765            $     2,288
Ratio of total expenses to average
   net assets                                     0.80% (c)              0.80%                  0.80%                  0.80% (c)
Ratio of net investment income (loss)
   to average net assets                          2.53% (c)              1.48%                  1.39%                  1.60% (c)
Portfolio turnover rate (d)                         65%                   118%                   105%                    49%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 112               See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST EUROPE ALPHADEX(R) FUND (FEP)

                                           SIX MONTHS                                                         FOR THE PERIOD
                                              ENDED                  YEAR                   YEAR               4/18/2011 (a)
                                            6/30/2014                ENDED                  ENDED                 THROUGH
                                           (UNAUDITED)            12/31/2013             12/31/2012             12/31/2011
                                        -----------------      -----------------      -----------------      -----------------
Net asset value, beginning of period       $     33.10            $     25.68            $     21.60            $     29.10
                                           -----------            -----------            -----------            -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.53                   0.45                   0.54                   0.51
Net realized and unrealized gain (loss)           1.42                   7.49                   4.10                  (7.52)
                                           -----------            -----------            -----------            -----------
Total from investment operations                  1.95                   7.94                   4.64                  (7.01)
                                           -----------            -----------            -----------            -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.47)                 (0.52)                 (0.56)                 (0.49)
                                           -----------            -----------            -----------            -----------
Net asset value, end of period             $     34.58            $     33.10            $     25.68            $     21.60
                                           ===========            ===========            ===========            ===========
TOTAL RETURN (b)                                  5.88%                 31.33% (c)             21.98%                (24.53)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $   909,428            $   405,481            $    30,821            $     5,399
Ratio of total expenses to average
   net assets                                     0.80% (d)              0.80%                  0.80%                  0.80% (d)
Ratio of net investment income (loss)
   to average net assets                          3.73% (d)              0.78%                  1.51%                  2.81% (d)
Portfolio turnover rate (e)                         54%                    94%                    74%                    27%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) The Fund received a reimbursement from the advisor in the amount of $42,521. The reimbursement from the advisor represents less than $0.01 per share and had no effect on the Fund's total return.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                       See Notes to Financial Statements                Page 113

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST LATIN AMERICA ALPHADEX(R) FUND (FLN)

                                           SIX MONTHS                                                         FOR THE PERIOD
                                              ENDED                  YEAR                   YEAR               4/18/2011 (a)
                                            6/30/2014                ENDED                  ENDED                 THROUGH
                                           (UNAUDITED)            12/31/2013             12/31/2012             12/31/2011
                                        -----------------      -----------------      -----------------      -----------------
Net asset value, beginning of period       $     23.43            $     26.60            $     24.24            $     29.70
                                           -----------            -----------            -----------            -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.57                   0.48                   0.86                   0.76
Net realized and unrealized gain (loss)           0.69                  (3.17)                  2.30                  (5.63)
                                           -----------            -----------            -----------            -----------
Total from investment operations                  1.26                  (2.69)                  3.16                  (4.87)
                                           -----------            -----------            -----------            -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.51)                 (0.48)                 (0.80)                 (0.59)
                                           -----------            -----------            -----------            -----------
Net asset value, end of period             $     24.18            $     23.43            $     26.60            $     24.24
                                           ===========            ===========            ===========            ===========
TOTAL RETURN (b)                                  5.39%                (10.17)%                13.35%                (16.41)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $     7,254            $     8,202            $     9,309            $     2,424
Ratio of total expenses to average
   net assets                                     0.80% (c)              0.81%                  0.80%                  0.80% (c)
Ratio of net investment income (loss)
   to average net assets                          4.63% (c)              2.10%                  3.24%                  3.97% (c)
Portfolio turnover rate (d)                         57%                   138%                   117%                    54%


FIRST TRUST BRAZIL ALPHADEX(R) FUND (FBZ)

                                           SIX MONTHS                                                         FOR THE PERIOD
                                              ENDED                  YEAR                   YEAR               4/18/2011 (a)
                                            6/30/2014                ENDED                  ENDED                 THROUGH
                                           (UNAUDITED)            12/31/2013             12/31/2012             12/31/2011
                                        -----------------      -----------------      -----------------      -----------------
Net asset value, beginning of period       $     19.45            $     23.42            $     23.04            $     29.69
                                           -----------            -----------            -----------            -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.63                   0.53                   0.92                   0.43
Net realized and unrealized gain (loss)           0.59                  (3.97)                  0.38                  (6.79)
                                           -----------            -----------            -----------            -----------
Total from investment operations                  1.22                  (3.44)                  1.30                  (6.36)
                                           -----------            -----------            -----------            -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.57)                 (0.53)                 (0.92)                 (0.29)
                                           -----------            -----------            -----------            -----------
Net asset value, end of period             $     20.10            $     19.45            $     23.42            $     23.04
                                           ===========            ===========            ===========            ===========
TOTAL RETURN (b)                                  6.28%                (14.72)%                 5.80%                (21.43)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $     5,026            $     5,835            $     5,856            $     6,912
Ratio of total expenses to average
   net assets                                     0.80% (c)              0.81%                  0.81%                  0.80% (c)
Ratio of net investment income (loss)
   to average net assets                          6.43% (c)              2.40%                  3.87%                  2.71% (c)
Portfolio turnover rate (d)                         35%                    85%                    98%                    46%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 114               See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST CHINA ALPHADEX(R) FUND (FCA)

                                           SIX MONTHS                                                         FOR THE PERIOD
                                              ENDED                  YEAR                   YEAR               4/18/2011 (a)
                                            6/30/2014                ENDED                  ENDED                 THROUGH
                                           (UNAUDITED)            12/31/2013             12/31/2012             12/31/2011
                                        -----------------      -----------------      -----------------      -----------------
Net asset value, beginning of period       $     23.56            $     24.74            $     19.67            $     29.90
                                           -----------            -----------            -----------            -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.49                   0.62                   0.35                   0.45
Net realized and unrealized gain (loss)          (2.21)                 (1.13)                  5.09                 (10.23)
                                           -----------            -----------            -----------            -----------
Total from investment operations                 (1.72)                 (0.51)                  5.44                  (9.78)
                                           -----------            -----------            -----------            -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.28)                 (0.67)                 (0.35)                 (0.45)
Return of capital                                   --                     --                  (0.02)                    --
                                           -----------            -----------            -----------            -----------
Total distributions                              (0.28)                 (0.67)                 (0.37)                 (0.45)
                                           -----------            -----------            -----------            -----------
Net asset value, end of period             $     21.56            $     23.56            $     24.74            $     19.67
                                           ===========            ===========            ===========            ===========
TOTAL RETURN (b)                                 (7.29)%                (1.63)%                28.05%    (c)         (33.08)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $     5,389            $     4,711            $     3,712            $     2,950
Ratio of total expenses to average
   net assets                                     0.80% (d)              0.80%                  0.80%                  0.80% (d)
Ratio of net investment income (loss)
   to average net assets                          5.15% (d)              2.12%                  1.77%                  2.56% (d)
Portfolio turnover rate (e)                         45%                   110%                   117%                    60%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) The Fund received a reimbursement from the advisor in the amount of $787. The reimbursement from the advisor represents less than $0.01 per share and had no effect on the Fund's total return.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                       See Notes to Financial Statements                Page 115

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST JAPAN ALPHADEX(R) FUND (FJP)

                                           SIX MONTHS                                                         FOR THE PERIOD
                                              ENDED                  YEAR                   YEAR               4/18/2011 (a)
                                            6/30/2014                ENDED                  ENDED                 THROUGH
                                           (UNAUDITED)            12/31/2013             12/31/2012             12/31/2011
                                        -----------------      -----------------      -----------------      -----------------
Net asset value, beginning of period       $     46.02            $     35.49            $     37.81            $     39.90
                                           -----------            -----------            -----------            -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.29                   0.33                   0.55                   0.17
Net realized and unrealized gain (loss)           1.65                  10.53                  (2.29)                 (2.03)
                                           -----------            -----------            -----------            -----------
Total from investment operations                  1.94                  10.86                  (1.74)                 (1.86)
                                           -----------            -----------            -----------            -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.32)                 (0.33)                 (0.58)                 (0.23)
                                           -----------            -----------            -----------            -----------
Net asset value, end of period             $     47.64            $     46.02            $     35.49            $     37.81
                                           ===========            ===========            ===========            ===========
TOTAL RETURN (b)                                  4.21%                 30.66% (c)             (4.60)%                (4.66)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $   126,248            $   103,550            $     1,774            $     3,781
Ratio of total expenses to average
   net assets                                     0.80% (d)              0.80%                  0.80%                  0.80% (d)
Ratio of net investment income (loss)
   to average net assets                          1.84% (d)              0.91%                  1.41%                  0.61% (d)
Portfolio turnover rate (e)                         67%                    51%                   127%                    43%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) The Fund received a reimbursement from the advisor in the amount of $7,227. The reimbursement from the advisor represents less than $0.01 per share and had no effect on the Fund's total return.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 116               See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SOUTH KOREA ALPHADEX(R) FUND (FKO)

                                           SIX MONTHS                                                         FOR THE PERIOD
                                              ENDED                  YEAR                   YEAR               4/18/2011 (a)
                                            6/30/2014                ENDED                  ENDED                 THROUGH
                                           (UNAUDITED)            12/31/2013             12/31/2012             12/31/2011
                                        -----------------      -----------------      -----------------      -----------------
Net asset value, beginning of period       $     27.85            $     26.34            $     22.70            $     30.11
                                           -----------            -----------            -----------            -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.16                   0.04                   0.16                  (0.10)
Net realized and unrealized gain (loss)          (0.11)                  1.67                   3.73                  (6.74)
                                           -----------            -----------            -----------            -----------
Total from investment operations                  0.05                   1.71                   3.89                  (6.84)
                                           -----------            -----------            -----------            -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.24)                 (0.20)                 (0.16)                 (0.13)
Return of capital                                   --                     --                  (0.09)                 (0.44)
                                           -----------            -----------            -----------            -----------
Total distributions                              (0.24)                 (0.20)                 (0.25)                 (0.57)
                                           -----------            -----------            -----------            -----------
Net asset value, end of period             $     27.66            $     27.85            $     26.34            $     22.70
                                           ===========            ===========            ===========            ===========
TOTAL RETURN (b)                                  0.21%                  6.54%                 17.32%                (22.71)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $     5,532            $     5,570            $     2,634            $     1,135
Ratio of total expenses to average
   net assets                                     0.80% (c)              0.80%                  0.80%                  0.80%  (c)
Ratio of net investment income (loss)
   to average net assets                          1.18% (c)             (0.09)%                 0.63%                 (0.32)% (c)
Portfolio turnover rate (d)                         46%                    66%                    79%                   123%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                       See Notes to Financial Statements                Page 117

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DEVELOPED MARKETS EX-US ALPHADEX(R) FUND (FDT)

                                           SIX MONTHS                                                         FOR THE PERIOD
                                              ENDED                  YEAR                   YEAR               4/18/2011 (a)
                                            6/30/2014                ENDED                  ENDED                 THROUGH
                                           (UNAUDITED)            12/31/2013             12/31/2012             12/31/2011
                                        -----------------      -----------------      -----------------      -----------------
Net asset value, beginning of period       $     50.96            $     43.93            $     38.37            $     49.13
                                           -----------            -----------            -----------            -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.55                   0.80                   0.73                   0.50
Net realized and unrealized gain (loss)           1.73                   7.20                   5.69                 (10.69)
                                           -----------            -----------            -----------            -----------
Total from investment operations                  2.28                   8.00                   6.42                 (10.19)
                                           -----------            -----------            -----------            -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.52)                 (0.97)                 (0.86)                 (0.42)
Return of capital                                   --                     --                     --                  (0.15)
                                           -----------            -----------            -----------            -----------
Total distributions                              (0.52)                 (0.97)                 (0.86)                 (0.57)
                                           -----------            -----------            -----------            -----------
Net asset value, end of period             $     52.72            $     50.96            $     43.93            $     38.37
                                           ===========            ===========            ===========            ===========
TOTAL RETURN (b)                                  4.48%                 18.40% (c)             16.97%                (20.92)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $   121,363            $   147,877            $    92,349            $    17,345
Ratio of total expenses to average
   net assets                                     0.80% (d)              0.80%                  0.80%                  0.80% (d)
Ratio of net investment income (loss)
   to average net assets                          2.27% (d)              1.58%                  1.83%                  1.31% (d)
Portfolio turnover rate (e)                         53%                   109%                   161%                    67%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) The Fund received a reimbursement from the advisor in the amount of $15,029. The reimbursement from the advisor represents less than $0.01 per share and had no effect on the Fund's total return.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 118               See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST EMERGING MARKETS ALPHADEX(R) FUND (FEM)

                                           SIX MONTHS                                                         FOR THE PERIOD
                                              ENDED                  YEAR                   YEAR               4/18/2011 (a)
                                            6/30/2014                ENDED                  ENDED                 THROUGH
                                           (UNAUDITED)            12/31/2013             12/31/2012             12/31/2011
                                        -----------------      -----------------      -----------------      -----------------
Net asset value, beginning of period       $     24.55            $     26.11            $     22.11            $     29.05
                                           -----------            -----------            -----------            -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.32                   0.62                   0.56                   0.25
Net realized and unrealized gain (loss)           0.50                  (1.53)                  4.02                  (6.98)
                                           -----------            -----------            -----------            -----------
Total from investment operations                  0.82                  (0.91)                  4.58                  (6.73)
                                           -----------            -----------            -----------            -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.23)                 (0.65)                 (0.58)                 (0.21)
                                           -----------            -----------            -----------            -----------
Net asset value, end of period             $     25.14            $     24.55            $     26.11            $     22.11
                                           ===========            ===========            ===========            ===========
TOTAL RETURN (b)                                  3.33%                 (3.35)%                21.03% (c)            (23.22)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $   458,854            $   330,136            $   129,224            $    23,216
Ratio of total expenses to average
   net assets                                     0.80% (d)              0.80%                  0.80%                  0.80% (d)
Ratio of net investment income (loss)
   to average net assets                          3.33% (d)              2.01%                  2.62%                  3.09% (d)
Portfolio turnover rate (e)                         59%                   132%                   145%                    56%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) The Fund received a reimbursement from the advisor in the amount of $5,335. The reimbursement from the advisor represents less than $0.01 per share and had no effect on the Fund's total return.

(d)   Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                       See Notes to Financial Statements                Page 119

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST GERMANY ALPHADEX(R) FUND (FGM)

                                           SIX MONTHS                                  FOR THE PERIOD
                                              ENDED                  YEAR               2/14/2012 (a)
                                            6/30/2014                ENDED                 THROUGH
                                           (UNAUDITED)            12/31/2013             12/31/2012
                                        -----------------      -----------------      -----------------
Net asset value, beginning of period       $     41.48            $     33.42            $     30.00
                                           -----------            -----------            -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.68                   0.60                   0.35
Net realized and unrealized gain (loss)           0.43                   8.12                   3.48
                                           -----------            -----------            -----------
Total from investment operations                  1.11                   8.72                   3.83
                                           -----------            -----------            -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.67)                 (0.66)                 (0.33)
Return of capital                                   --                     --                  (0.08)
                                           -----------            -----------            -----------
Total distributions                              (0.67)                 (0.66)                 (0.41)
                                           -----------            -----------            -----------
Net asset value, end of period             $     41.92            $     41.48            $     33.42
                                           ===========            ===========            ===========
TOTAL RETURN (b)                                  2.67%                 26.61%                 13.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $    62,885            $    47,702            $     5,013
Ratio of total expenses to average
   net assets                                     0.80% (c)              0.80%                  0.80% (c)
Ratio of net investment income (loss)
   to average net assets                          3.83% (c)              1.43%                  1.51% (c)
Portfolio turnover rate (d)                         33%                    50%                    52%


FIRST TRUST CANADA ALPHADEX(R) FUND (FCAN)

                                           SIX MONTHS                                  FOR THE PERIOD
                                              ENDED                  YEAR               2/14/2012 (a)
                                            6/30/2014                ENDED                 THROUGH
                                           (UNAUDITED)            12/31/2013             12/31/2012
                                        -----------------      -----------------      -----------------
Net asset value, beginning of period       $     36.11            $     31.62            $     29.85
                                           -----------            -----------            -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.25                   0.53                   0.30
Net realized and unrealized gain (loss)           2.61                   4.43                   1.85
                                           -----------            -----------            -----------
Total from investment operations                  2.86                   4.96                   2.15
                                           -----------            -----------            -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.22)                 (0.47)                 (0.38)
                                           -----------            -----------            -----------
Net asset value, end of period             $     38.75            $     36.11            $     31.62
                                           ===========            ===========            ===========
TOTAL RETURN (b)                                  7.94%                 15.75%                  7.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $   153,054            $    77,628            $     7,904
Ratio of total expenses to average
   net assets                                     0.80% (c)              0.80%                  0.80% (c)
Ratio of net investment income (loss)
   to average net assets                          1.59% (c)              2.08%                  1.36% (c)
Portfolio turnover rate (d)                         35%                    47%                    66%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 120               See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST AUSTRALIA ALPHADEX(R) FUND (FAUS)

                                           SIX MONTHS                                  FOR THE PERIOD
                                              ENDED                  YEAR               2/14/2012 (a)
                                            6/30/2014                ENDED                 THROUGH
                                           (UNAUDITED)            12/31/2013             12/31/2012
                                        -----------------      -----------------      -----------------
Net asset value, beginning of period       $     29.99            $     31.21            $     30.00
                                           -----------            -----------            -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.65                   0.62                   1.24
Net realized and unrealized gain (loss)           2.69                  (0.78)                  1.53
                                           -----------            -----------            -----------
Total from investment operations                  3.34                  (0.16)                  2.77
                                           -----------            -----------            -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.40)                 (1.06)                 (1.56)
                                           -----------            -----------            -----------
Net asset value, end of period             $     32.93            $     29.99            $     31.21
                                           ===========            ===========            ===========
TOTAL RETURN (b)                                 11.16%                 (0.61)%                 9.59%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $     1,646            $     1,500            $     3,121
Ratio of total expenses to average
   net assets                                     0.80% (c)              0.80%                  0.80% (c)
Ratio of net investment income (loss)
   to average net assets                          4.14% (c)              3.10%                  4.63% (c)
Portfolio turnover rate (d)                         45%                    92%                    62%


FIRST TRUST UNITED KINGDOM ALPHADEX(R) FUND (FKU)

                                           SIX MONTHS                                  FOR THE PERIOD
                                              ENDED                  YEAR               2/14/2012 (a)
                                            6/30/2014                ENDED                 THROUGH
                                           (UNAUDITED)            12/31/2013             12/31/2012
                                        -----------------      -----------------      -----------------
Net asset value, beginning of period       $     42.46            $     34.03            $     30.12
                                           -----------            -----------            -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.87                   0.92                   0.83
Net realized and unrealized gain (loss)          (0.17)                  8.50                   3.94
                                           -----------            -----------            -----------
Total from investment operations                  0.70                   9.42                   4.77
                                           -----------            -----------            -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.88)                 (0.99)                 (0.86)
                                           -----------            -----------            -----------
Net asset value, end of period             $     42.28            $     42.46            $     34.03
                                           ===========            ===========            ===========
TOTAL RETURN (b)                                  1.65%                 28.17%                 16.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $    50,741            $    27,598            $     6,807
Ratio of total expenses to average
   net assets                                     0.80% (c)              0.80%                  0.80% (c)
Ratio of net investment income (loss)
   to average net assets                          4.56% (c)              2.74%                  3.07% (c)
Portfolio turnover rate (d)                         33%                    63%                    42%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                       See Notes to Financial Statements                Page 121

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST TAIWAN ALPHADEX(R) FUND (FTW)

                                           SIX MONTHS                                  FOR THE PERIOD
                                              ENDED                  YEAR               2/14/2012 (a)
                                            6/30/2014                ENDED                 THROUGH
                                           (UNAUDITED)            12/31/2013             12/31/2012
                                        -----------------      -----------------      -----------------
Net asset value, beginning of period       $     31.82            $     29.50            $     30.00
                                           -----------            -----------            -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     (0.08)                  0.49                   0.68
Net realized and unrealized gain (loss)           6.19                   2.38                  (0.49)
                                           -----------            -----------            -----------
Total from investment operations                  6.11                   2.87                   0.19
                                           -----------            -----------            -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               --                  (0.49)                 (0.57)
Return of capital                                   --                  (0.06)                 (0.12)
                                           -----------            -----------            -----------
Total distributions                                 --                  (0.55)                 (0.69)
                                           -----------            -----------            -----------
Net asset value, end of period             $     37.93            $     31.82            $     29.50
                                           ===========            ===========            ===========
TOTAL RETURN (b)                                 19.20%                  9.80%                  0.71%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $     1,896            $     1,591            $     1,475
Ratio of total expenses to average
   net assets                                     0.80%  (c)             0.80%                  0.80% (c)
Ratio of net investment income (loss)
   to average net assets                         (0.47)% (c)             1.61%                  2.84% (c)
Portfolio turnover rate (d)                         34%                    70%                    85%


FIRST TRUST HONG KONG ALPHADEX(R) FUND (FHK)

                                           SIX MONTHS                                  FOR THE PERIOD
                                              ENDED                  YEAR               2/14/2012 (a)
                                            6/30/2014                ENDED                 THROUGH
                                           (UNAUDITED)            12/31/2013             12/31/2012
                                        -----------------      -----------------      -----------------

Net asset value, beginning of period       $     38.60            $     34.57            $     30.19
                                           -----------            -----------            -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.59                   0.92                   0.70
Net realized and unrealized gain (loss)          (0.41)                  3.98                   4.52
                                           -----------            -----------            -----------
Total from investment operations                  0.18                   4.90                   5.22
                                           -----------            -----------            -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.56)                 (0.87)                 (0.84)
                                           -----------            -----------            -----------
Net asset value, end of period             $     38.22            $     38.60            $     34.57
                                           ===========            ===========            ===========
TOTAL RETURN (b)                                  0.48%                 14.42%                 17.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $     3,822            $     3,860            $     1,728
Ratio of total expenses to average
   net assets                                     0.80% (c)              0.80%                  0.80% (c)
Ratio of net investment income (loss)
   to average net assets                          3.18% (c)              2.23%                  2.56% (c)
Portfolio turnover rate (d)                         33%                    57%                    46%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 122               See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST SWITZERLAND ALPHADEX(R) FUND (FSZ)

                                           SIX MONTHS                                  FOR THE PERIOD
                                              ENDED                  YEAR               2/14/2012 (a)
                                            6/30/2014                ENDED                 THROUGH
                                           (UNAUDITED)            12/31/2013             12/31/2012
                                        -----------------      -----------------      -----------------
Net asset value, beginning of period       $     40.79            $     32.38            $     30.11
                                           -----------            -----------            -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.77                   0.82                   0.47
Net realized and unrealized gain (loss)           2.20                   8.38                   2.47
                                           -----------            -----------            -----------
Total from investment operations                  2.97                   9.20                   2.94
                                           -----------            -----------            -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.72)                 (0.79)                 (0.67)
                                           -----------            -----------            -----------
Net asset value, end of period             $     43.04            $     40.79            $     32.38
                                           ===========            ===========            ===========
TOTAL RETURN (b)                                  7.28%                 28.89%                 10.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $    51,652            $    26,510            $     4,857
Ratio of total expenses to average
   net assets                                     0.80% (c)              0.80%                  0.80% (c)
Ratio of net investment income (loss)
   to average net assets                          4.29% (c)              1.58%                  1.86% (c)
Portfolio turnover rate (d)                         26%                    49%                    36%


FIRST TRUST DEVELOPED MARKETS EX-US SMALL CAP ALPHADEX(R) FUND (FDTS)

                                           SIX MONTHS                                  FOR THE PERIOD
                                              ENDED                  YEAR               2/15/2012 (a)
                                            6/30/2014                ENDED                 THROUGH
                                           (UNAUDITED)            12/31/2013             12/31/2012
                                        -----------------      -----------------      -----------------
Net asset value, beginning of period       $     36.63            $     30.49            $     30.48
                                           -----------            -----------            -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.44                   0.49                   0.65
Net realized and unrealized gain (loss)           1.36                   6.31                   0.37
                                           -----------            -----------            -----------
Total from investment operations                  1.80                   6.80                   1.02
                                           -----------            -----------            -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.44)                 (0.66)                 (1.01)
                                           -----------            -----------            -----------
Net asset value, end of period             $     37.99            $     36.63            $     30.49
                                           ===========            ===========            ===========
TOTAL RETURN (b)                                  4.92%                 22.56%                  3.52%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $     5,699            $     3,663            $     1,525
Ratio of total expenses to average
   net assets                                     0.80% (c)              0.80%                  0.80% (c)
Ratio of net investment income (loss)
   to average net assets                          2.50% (c)              1.82%                  2.41% (c)
Portfolio turnover rate (d)                         75%                   171%                   183%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                       See Notes to Financial Statements                Page 123

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST EMERGING MARKETS SMALL CAP ALPHADEX(R) FUND (FEMS)

                                           SIX MONTHS                                  FOR THE PERIOD
                                              ENDED                  YEAR               2/15/2012 (a)
                                            6/30/2014                ENDED                 THROUGH
                                           (UNAUDITED)            12/31/2013             12/31/2012
                                        -----------------      -----------------      -----------------
Net asset value, beginning of period       $     35.44            $     34.16            $     30.27
                                           -----------            -----------            -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.26                   0.50                   0.59
Net realized and unrealized gain (loss)           1.74                   1.42                   3.98
                                           -----------            -----------            -----------
Total from investment operations                  2.00                   1.92                   4.57
                                           -----------            -----------            -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.27)                 (0.64)                 (0.68)
                                           -----------            -----------            -----------
Net asset value, end of period             $     37.17            $     35.44            $     34.16
                                           ===========            ===========            ===========
TOTAL RETURN (b)                                  5.64%                  5.65%                 15.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $    89,197            $    51,391            $     1,708
Ratio of total expenses to average
   net assets                                     0.80% (c)              0.80%                  0.80% (c)
Ratio of net investment income (loss)
   to average net assets                          1.76% (c)              1.84%                  2.53% (c)
Portfolio turnover rate (d)                         64%                   144%                   162%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation unit was established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 124               See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2014 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 3, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of the following eighteen funds. The shares of each fund are listed and traded on the NYSE Arca, Inc.

      First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund - (ticker "FPA")
      First Trust Europe AlphaDEX(R) Fund - (ticker "FEP")
      First Trust Latin America AlphaDEX(R) Fund - (ticker "FLN")
      First Trust Brazil AlphaDEX(R) Fund - (ticker "FBZ")
      First Trust China AlphaDEX(R) Fund - (ticker "FCA")
      First Trust Japan AlphaDEX(R) Fund - (ticker "FJP")
      First Trust South Korea AlphaDEX(R) Fund - (ticker "FKO")
      First Trust Developed Markets Ex-US AlphaDEX(R) Fund - (ticker "FDT") First Trust Emerging Markets AlphaDEX(R) Fund - (ticker "FEM")
      First Trust Germany AlphaDEX(R) Fund - (ticker "FGM")
      First Trust Canada AlphaDEX(R) Fund - (ticker "FCAN")
      First Trust Australia AlphaDEX(R) Fund - (ticker "FAUS")
      First Trust United Kingdom AlphaDEX(R) Fund - (ticker "FKU")
      First Trust Taiwan AlphaDEX(R) Fund - (ticker "FTW")
      First Trust Hong Kong AlphaDEX(R) Fund - (ticker "FHK")
      First Trust Switzerland AlphaDEX(R) Fund - (ticker "FSZ")
      First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund - (ticker
            "FDTS")
      First Trust Emerging Markets Small Cap AlphaDEX(R) Fund - (ticker "FEMS")

Each fund represents a separate series of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:


FUND                                                                    INDEX
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                      Defined Asia Pacific Ex-Japan Index
First Trust Europe AlphaDEX(R) Fund                                     Defined Europe Index
First Trust Latin America AlphaDEX(R) Fund                              Defined Latin America Index
First Trust Brazil AlphaDEX(R) Fund                                     Defined Brazil Index
First Trust China AlphaDEX(R) Fund                                      Defined China Index
First Trust Japan AlphaDEX(R) Fund                                      Defined Japan Index
First Trust South Korea AlphaDEX(R) Fund                                Defined South Korea Index
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                    Defined Developed Markets Ex-US Index
First Trust Emerging Markets AlphaDEX(R) Fund                           Defined Emerging Markets Index
First Trust Germany AlphaDEX(R) Fund                                    Defined Germany Index
First Trust Canada AlphaDEX(R) Fund                                     Defined Canada Index
First Trust Australia AlphaDEX(R) Fund                                  Defined Australia Index
First Trust United Kingdom AlphaDEX(R) Fund                             Defined United Kingdom Index
First Trust Taiwan AlphaDEX(R) Fund                                     Defined Taiwan Index
First Trust Hong Kong AlphaDEX(R) Fund                                  Defined Hong Kong Index
First Trust Switzerland AlphaDEX(R) Fund                                Defined Switzerland Index
First Trust Developed Markets Ex-US Small Cap AlphaDEX(R) Fund          Defined Developed Markets Ex-US Small Cap Index
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                 Defined Emerging Markets Small Cap Index


                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2014 (UNAUDITED)

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on The New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. All securities and other assets of each Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. Market quotations and prices used to value each Fund's investments are primarily obtained from third party pricing services. Each Fund's investments are valued as follows:

       Common stocks and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

       Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

       Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between the Fund's performance and the performance of its underlying index.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2014 (UNAUDITED)

Because foreign markets may be open on different days than the days during which investors may purchase the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of June 30, 2014, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year are not known until after the REIT's fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2014 (UNAUDITED)

D. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2014, only FEP, FJP, FDT, FEM, FGM and FCAN have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

E. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a Fund could suffer additional losses if a court determines that the Fund's interest in the collateral is not enforceable.

F. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2014 (UNAUDITED)

The tax character of distributions paid by each Fund during the year ended December 31, 2013 was as follows:


                                                                   Distributions      Distributions      Distributions
                                                                     paid from          paid from          paid from
                                                                      Ordinary           Capital           Return of
                                                                       Income             Gains             Capital
                                                                  ----------------   ----------------   ----------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                  $  653,496         $        --        $        --
First Trust Europe AlphaDEX(R) Fund                                  1,820,846                  --                 --
First Trust Latin America AlphaDEX(R) Fund                             230,491                  --                 --
First Trust Brazil AlphaDEX(R) Fund                                    138,606                  --                 --
First Trust China AlphaDEX(R) Fund                                     143,451                  --                 --
First Trust Japan AlphaDEX(R) Fund                                     301,221                  --                 --
First Trust South Korea AlphaDEX(R) Fund                                28,910                  --                 --
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                 2,329,036                  --                 --
First Trust Emerging Markets AlphaDEX(R) Fund                        4,245,401                  --                 --
First Trust Germany AlphaDEX(R) Fund                                   329,096                  --                 --
First Trust Canada AlphaDEX(R) Fund                                    734,151                  --                 --
First Trust Australia AlphaDEX(R) Fund                                  69,887                  --                 --
First Trust United Kingdom AlphaDEX(R) Fund                            540,327                  --                 --
First Trust Taiwan AlphaDEX(R) Fund                                     24,477                  --              3,094
First Trust Hong Kong AlphaDEX(R) Fund                                  48,937                  --                 --
First Trust Switzerland AlphaDEX(R) Fund                               353,792                  --                 --
First Trust Developed Markets Ex-US Small Cap AlphaDEX(R) Fund          57,811                  --                 --
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                586,896                  --                 --


As of December 31, 2013, the components of distributable earnings on a tax basis for each Fund were as follows:


                                                                                       Accumulated            Net
                                                                   Undistributed       Capital and         Unrealized
                                                                      Ordinary            Other           Appreciation
                                                                       Income          Gain (Loss)       (Depreciation)
                                                                  ----------------   ----------------   ----------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                  $      517         $  (951,152)       $ 1,011,536
First Trust Europe AlphaDEX(R) Fund                                    462,006                  --         28,562,004
First Trust Latin America AlphaDEX(R) Fund                             3,422            (1,342,761)          (643,362)
First Trust Brazil AlphaDEX(R) Fund                                         --          (2,397,805)          (589,393)
First Trust China AlphaDEX(R) Fund                                          --          (1,582,055)           209,485
First Trust Japan AlphaDEX(R) Fund                                     116,183            (507,746)         3,768,830
First Trust South Korea AlphaDEX(R) Fund                                14,256            (614,393)           501,085
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                        --          (5,543,172)         9,953,943
First Trust Emerging Markets AlphaDEX(R) Fund                               --         (10,288,509)        (1,784,406)
First Trust Germany AlphaDEX(R) Fund                                        --            (435,281)         5,396,901
First Trust Canada AlphaDEX(R) Fund                                         --            (861,126)         2,287,741
First Trust Australia AlphaDEX(R) Fund                                      --            (396,617)            20,568
First Trust United Kingdom AlphaDEX(R) Fund                             23,431            (241,728)         3,866,111
First Trust Taiwan AlphaDEX(R) Fund                                         --            (155,428)           152,487
First Trust Hong Kong AlphaDEX(R) Fund                                       --           (188,373)           319,460
First Trust Switzerland AlphaDEX(R) Fund                                19,128            (194,395)         4,104,230
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund           6,183             (74,895)           184,696
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                 78,264          (1,302,133)           728,091

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2014 (UNAUDITED)

G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2011, 2012 and 2013 remain open to federal and state audit. As of June 30, 2014, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At December 31, 2013, for federal income tax purposes, each Fund had capital loss carryforwards available that are shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryfowards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.


                                                                    Capital Loss
                                                                     Available
                                                                  ----------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                $        951,152
First Trust Europe AlphaDEX(R) Fund                                             --
First Trust Latin America AlphaDEX(R) Fund                               1,342,761
First Trust Brazil AlphaDEX(R) Fund                                      2,397,190
First Trust China AlphaDEX(R) Fund                                       1,580,331
First Trust Japan AlphaDEX(R) Fund                                         507,746
First Trust South Korea AlphaDEX(R) Fund                                   614,393
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                     5,543,172
First Trust Emerging Markets AlphaDEX(R) Fund                           10,277,379
First Trust Germany AlphaDEX(R) Fund                                       435,281
First Trust Canada AlphaDEX(R) Fund                                        861,126
First Trust Australia AlphaDEX(R) Fund                                     395,537
First Trust United Kingdom AlphaDEX(R) Fund                                241,728
First Trust Taiwan AlphaDEX(R) Fund                                        155,403
First Trust Hong Kong AlphaDEX(R) Fund                                     187,991
First Trust Switzerland AlphaDEX(R) Fund                                   194,395
First Trust Developed Markets Ex-US Small Cap AlphaDEX(R) Fund              74,895
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                  1,302,133

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2014 (UNAUDITED)

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the year ended December 31, 2013, the Funds incurred and elected to defer net ordinary losses as follows:


                                                                  Ordinary Losses
                                                                  ----------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                $             --
First Trust Europe AlphaDEX(R) Fund                                             --
First Trust Latin America AlphaDEX(R) Fund                                      --
First Trust Brazil AlphaDEX(R) Fund                                            615
First Trust China AlphaDEX(R) Fund                                           1,724
First Trust Japan AlphaDEX(R) Fund                                              --
First Trust South Korea AlphaDEX(R) Fund                                        --
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                            --
First Trust Emerging Markets AlphaDEX(R) Fund                               11,130
First Trust Germany AlphaDEX(R) Fund                                            --
First Trust Canada AlphaDEX(R) Fund                                             --
First Trust Australia AlphaDEX(R) Fund                                       1,080
First Trust United Kingdom AlphaDEX(R) Fund                                     --
First Trust Taiwan AlphaDEX(R) Fund                                             25
First Trust Hong Kong AlphaDEX(R) Fund                                         382
First Trust Switzerland AlphaDEX(R) Fund                                        --
First Trust Developed Markets Ex-US Small Cap AlphaDEX(R) Fund                  --
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                         --


H. EXPENSES

Expenses that are directly related to the Funds are charged to First Trust Advisors L.P. ("First Trust" or the "Advisor") pursuant to the Investment Management Agreement, with the exception of Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest and extraordinary expenses, which are paid by each respective Fund.

First Trust Portfolios L.P. ("FTP") has entered into licensing agreements with Standard & Poor's Financial Services LLC ("Licensor") for the Funds. The respective license agreements allow for the use by First Trust of each Fund's respective index and of certain trademarks and trade names of the Licensor. The Funds are sub-licensees to the applicable license agreements.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

First Trust is paid an annual unitary management fee of 0.80% of each Fund's average daily net assets. First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, including any compensation to Trustees, and excluding Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which is covered under the annual unitary management fee.

During the year ended December 31, 2013, FEP, FDT, and FJP received a payment from the Advisor of $42,521, $15,029 and $7,227, respectively, in connection with a trade error.

The Trust has multiple service agreements with BBH. Under the servicing agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BBH is responsible for custody of the Trust's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Trust.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2014 (UNAUDITED)

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2014, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:


                                                                               Purchases            Sales
                                                                            ----------------   ----------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                             $  66,139,436      $  44,635,814
First Trust Europe AlphaDEX(R) Fund                                              461,312,658        372,898,737
First Trust Latin America AlphaDEX(R) Fund                                         4,003,321          4,864,950
First Trust Brazil AlphaDEX(R) Fund                                                1,750,538          2,632,500
First Trust China AlphaDEX(R) Fund                                                 2,198,180          2,225,263
First Trust Japan AlphaDEX(R) Fund                                                60,829,393         60,374,682
First Trust South Korea AlphaDEX(R) Fund                                           2,451,364          2,462,944
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                              64,746,584         61,021,932
First Trust Emerging Markets AlphaDEX(R) Fund                                    228,921,015        201,450,200
First Trust Germany AlphaDEX(R) Fund                                              20,302,211         20,120,793
First Trust Canada AlphaDEX(R) Fund                                               39,497,964         38,910,904
First Trust Australia AlphaDEX(R) Fund                                               715,362            711,412
First Trust United Kingdom AlphaDEX(R) Fund                                       26,743,295         13,522,603
First Trust Taiwan AlphaDEX(R) Fund                                                  566,083            569,485
First Trust Hong Kong AlphaDEX(R) Fund                                             1,257,612          1,242,148
First Trust Switzerland AlphaDEX(R) Fund                                          10,244,666         10,515,341
First Trust Developed Markets Ex-US Small Cap AlphaDEX(R) Fund                     3,996,554          3,745,575
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                           62,384,724         42,815,535

For the six months ended June 30, 2014, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                               Purchases            Sales
                                                                            ----------------   ----------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                            $   67,655,391     $   36,143,738
First Trust Europe AlphaDEX(R) Fund                                              583,833,917        179,923,746
First Trust Latin America AlphaDEX(R) Fund                                                --            228,818
First Trust Brazil AlphaDEX(R) Fund                                                       --                 --
First Trust China AlphaDEX(R) Fund                                                 1,060,709                 --
First Trust Japan AlphaDEX(R) Fund                                               148,711,698        126,382,202
First Trust South Korea AlphaDEX(R) Fund                                                  --                 --
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                              42,317,465         75,649,201
First Trust Emerging Markets AlphaDEX(R) Fund                                    212,918,249        118,553,430
First Trust Germany AlphaDEX(R) Fund                                              31,198,851         16,760,070
First Trust Canada AlphaDEX(R) Fund                                               64,980,617                 --
First Trust Australia AlphaDEX(R) Fund                                                    --                 --
First Trust United Kingdom AlphaDEX(R) Fund                                       23,802,447         12,810,789
First Trust Taiwan AlphaDEX(R) Fund                                                       --                 --
First Trust Hong Kong AlphaDEX(R) Fund                                                    --                 --
First Trust Switzerland AlphaDEX(R) Fund                                          29,883,303          6,125,495
First Trust Developed Markets ex-US Small Cap AlphaDEX(R) Fund                     1,583,212                 --
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                           28,550,727         13,106,325

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2014 (UNAUDITED)

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. In order to purchase Creation Units of a Fund, an investor must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit aggregations) and the market value of the Deposited Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Purchasers of Creation Units must pay to BBH, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Parties redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.

The standard Creation Transaction Fees and the Redemption Transaction Fees for each Fund are as follows:


                                                                                Creation          Redemption
                                                                              Transaction        Transaction
                                                                                  Fees               Fees
                                                                            ----------------   ----------------
First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund                            $    3,500         $    3,500
First Trust Europe AlphaDEX(R) Fund                                                4,000              4,000
First Trust Latin America AlphaDEX(R) Fund                                         2,500              2,500
First Trust Brazil AlphaDEX(R) Fund                                                2,500              2,500
First Trust China AlphaDEX(R) Fund                                                 2,000              2,000
First Trust Japan AlphaDEX(R) Fund                                                 1,000              1,000
First Trust South Korea AlphaDEX(R) Fund                                           1,500              1,500
First Trust Developed Markets Ex-US AlphaDEX(R) Fund                               5,500              5,500
First Trust Emerging Markets AlphaDEX(R) Fund                                      7,000              7,000
First Trust Germany AlphaDEX(R) Fund                                               1,000              1,000
First Trust Canada AlphaDEX(R) Fund                                                  500                500
First Trust Australia AlphaDEX(R) Fund                                             1,200              1,200
First Trust United Kingdom AlphaDEX(R) Fund                                          500                500
First Trust Taiwan AlphaDEX(R) Fund                                                1,600              1,600
First Trust Hong Kong AlphaDEX(R) Fund                                             1,600              1,600
First Trust Switzerland AlphaDEX(R) Fund                                           1,000              1,000
First Trust Developed Markets Ex-US Small Cap AlphaDEX(R) Fund                     9,000              9,000
First Trust Emerging Markets Small Cap AlphaDEX(R) Fund                            9,000              9,000

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2014 (UNAUDITED)

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2015.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined there were no subsequent events requiring recognition or disclosure in the financial statements.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2014 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                               ADVISORY AGREEMENT

Board Considerations Regarding Approval of Investment Management Agreement

The Board of Trustees of the First Trust Exchange-Traded AlphaDEX(R) Fund II (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor") on behalf of the following eighteen series of the Trust (each a "Fund" and collectively, the "Funds"):

      First Trust Developed Markets Ex-US AlphaDEX(R) Fund (FDT)
      First Trust Emerging Markets AlphaDEX(R) Fund (FEM)
      First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund (FPA)
      First Trust Europe AlphaDEX(R) Fund (FEP)
      First Trust Latin America AlphaDEX(R) Fund (FLN)
      First Trust Brazil AlphaDEX(R) Fund (FBZ)
      First Trust China AlphaDEX(R) Fund (FCA)
      First Trust Japan AlphaDEX(R) Fund (FJP)
      First Trust South Korea AlphaDEX(R) Fund (FKO)
      First Trust Germany AlphaDEX(R) Fund (FGM)
      First Trust Canada AlphaDEX(R) Fund (FCAN)
      First Trust Australia AlphaDEX(R) Fund (FAUS)
      First Trust United Kingdom AlphaDEX(R) Fund (FKU)
      First Trust Taiwan AlphaDEX(R) Fund (FTW)
      First Trust Hong Kong AlphaDEX(R) Fund (FHK)
      First Trust Switzerland AlphaDEX(R) Fund (FSZ)
      First Trust Developed Markets Ex-US Small Cap AlphaDEX(R) Fund (FDTS) First Trust Emerging Markets Small Cap AlphaDEX(R) Fund (FEMS)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending March 31, 2015, at a meeting held on March 16-17, 2014. The Board of Trustees determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the extent and quality of services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for each Fund, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee for each Fund as compared to fees charged to a peer group of funds (all of which were exchange-traded funds or "ETFs") compiled by Lipper Inc. ("Lipper"), an independent source (the "Lipper Peer Group"), and as compared to fees charged to other clients of the Advisor with similar investment objectives and to other ETFs managed by the Advisor; expenses of each Fund compared to expense ratios of the funds in the Fund's Lipper Peer Group and a peer group of ETFs selected by the Advisor (the "FT Peer Group"); the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and a summary of the Advisor's compliance program.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2014 (UNAUDITED)

Following receipt of this information, counsel to the Independent Trustees posed follow-up questions to the Advisor, and the Independent Trustees and their counsel then met separately to discuss the information provided by the Advisor, including the supplemental responses. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's unitary fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of services provided under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all the services provided by the Advisor to the Funds. The Board also considered the background and experience of the persons responsible for the day-to-day management of the Funds. The Board considered the compliance program that had been developed by the Advisor and the procedures in place to monitor each Fund's investment program. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective and policies.

The Board considered the unitary fee payable by each Fund under the Agreement, noting that each Fund pays the Advisor a fee equal to an annual rate of 0.80% of its average daily net assets and that the Advisor is responsible for each Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit, licensing and other services, but excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board compared each Fund's unitary fee to the total expense ratios (after fee waivers and/or expense reimbursements, if any) of other First Trust ETFs, including First Trust ETFs that pay a unitary fee, and to the advisory fees charged by the Advisor to other advisory clients with investment objectives and policies similar to the Funds'. The Board also reviewed data prepared by Lipper showing the unitary fee for each Fund as compared to the fees of the peer funds in each Fund's Lipper Peer Group and determined that, because each Fund charges a unitary fee, expense ratios were the most relevant data point. Based on the information provided, the Board noted that the unitary fee for each Fund was above the median total expense ratio of the peer funds in its respective Lipper Peer Group and of each Fund's respective FT Peer Group. The Board discussed with representatives of the Advisor, the Advisor's philosophy regarding unitary fees of ETFs it manages, and the limitations in creating a relevant peer group for each Fund, including that
(i) some of the Funds are unique in their composition, which makes assembling peers with similar strategies and asset mix difficult and (ii) differences in the net assets of the peer funds as compared to the Funds caused the Funds' fixed expenses to differ on a percentage basis as compared to the peer funds and in some instances caused otherwise relevant peer funds to be omitted from a Fund's peer group. The Board took these limitations into account in considering the Lipper data.

The Board considered performance information for each Fund, noting that the performance information included each Fund's quarterly performance report, which is part of the process that the Board has established for monitoring each Fund's performance on an ongoing basis. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board also considered information regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, the Fund's tracking error and the Fund's excess return as compared to a benchmark index. The Board considered the Advisor's representations regarding the impact of foreign security fair valuations and currency exchange rates on the correlation between each Fund's performance and that of its underlying index. Based on the information provided and its ongoing review of performance, the Board concluded that, after factoring in the impact of fair valuations, each Fund was correlated to its underlying index and the tracking error for each Fund was consistent with the Fund's prospectus. In addition, the Board reviewed data prepared by Lipper comparing each Fund's performance to its respective Lipper Peer Group and to a broad-based benchmark. In reviewing each Fund's performance as compared to the performance of the Fund's Lipper Peer Group, the Board took into account the limitations described above with respect to creating relevant peer groups for the Funds.

On the basis of all the information provided on the unitary fee and performance of each Fund, the Board concluded that the unitary fee for each Fund was reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor to each Fund under the Agreement.

The Board noted that the Advisor has continued to invest in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board considered the Advisor's statement that no material economies of scale exist at current Fund asset levels. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides certainty in expenses for the Funds. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment advisor to each Fund for the twelve months ended December 31, 2013, as well as product-line profitability data for the same period, as set forth in the materials provided to the Board. The Board noted that most of the Funds had minimal assets and that the unitary fee was not sufficient to enable the Advisor to earn a profit. Based on the information provided, the Board concluded that most of the Funds were not profitable to the Advisor, and that any pre-tax profits estimated to have been realized by the Advisor in connection with the management of a Fund for calendar year 2013 were not unreasonable. The Board considered that the Advisor had identified as a fall- out benefit to the Advisor

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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2014 (UNAUDITED)

and FTP their exposure to investors and brokers who, in the absence of the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with its management of the Funds' portfolios. The Board also considered the Advisor's compensation for fund reporting services provided to each Fund pursuant to a separate Fund Reporting Services Agreement, which is paid from the unitary fee.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Trust and each Fund. No single factor was determinative in the Board's analysis.

                              RISK CONSIDERATIONS

Risks are inherent in all investing. You should consider each Fund's investment objective, risks, charges and expenses carefully before investing. You can download each Fund's prospectus at http://www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund. For additional information about the risks associated with investing in the Funds, please see the Funds' statement of additional information, as well as other regulatory filings. Read these documents carefully before you invest. First Trust Portfolios L.P. is the distributor of the First Trust Exchange-Traded AlphaDEX(R) FUND II.

The following summarizes some of the risks that should be considered for the Funds. Each Fund's shares will change in value, and you could lose money by investing in a Fund. An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on an exchange may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the shares' net asset value. Unlike shares of open-end funds, investors are generally not able to purchase shares directly from a Fund and individual shares are not redeemable. However, specified large blocks of shares called creation units can be purchased from, or redeemed to, the Fund.

Each Fund's shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

You should anticipate that the value of each Fund's shares will decline more or less in correlation with any decline in the value of the Fund's corresponding Index.

Each Fund's return may not match the return of the Fund's corresponding Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Fund's corresponding Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Fund's corresponding Index or the ratios between the securities included in the Index.

Each Fund is exposed to additional market risk due to the Funds' policy of investing principally in the securities included in each Fund's corresponding Index. As a result of this policy, securities held by the Funds will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Funds will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from the Fund's corresponding Index.

Each Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, each Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended.

Each Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Funds may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issues.

The Funds rely on a license with the Index Provider that permits the Funds to use the Index and associated trade names, trademarks and service marks in connection with the name and investment strategies of the Funds. Such license may be terminated by the Index Provider and, as a result, the Funds may lose their ability to use the Intellectual Property. There is also no guarantee that the Index Provider has all rights to license the Intellectual Property to First Trust for use by the Funds. Accordingly in the event the license is terminated or the Index Provider does not have rights to license the Intellectual Property, it may have a significant effect on the operation of the Funds.

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2014 (UNAUDITED)

Each Fund invests in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Each Fund may invest in Depositary Receipts, which may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

The Funds are not actively managed. The Funds invests in securities included in or representative of its Index regardless of their investment merit. The Funds generally will not attempt to take defensive positions in declining markets.

Each Fund is subject to the risk of inflation, which is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of a Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Because each Fund's NAV is determined on the basis of U.S. dollars and the Funds invest in foreign securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Fund's holdings goes up.

Certain of the Funds currently intend to effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in such a Fund may be less tax-efficient than an investment in a more conventional exchange-traded fund. Exchange-traded funds are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the Fund level. Because certain of the Funds currently intend to effect a significant portion of redemptions for cash, rather than in-kind distributions, they may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gains on these sales by such a Fund will generally cause the Fund to recognize gains it might not otherwise have recognized, or to recognize such gains sooner than would otherwise be required if it were to distribute portfolio securities in-kind. Such Funds generally intend to distribute these gains to shareholders to avoid being taxed on these gains at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in a different exchange-traded fund. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if a Fund sold and redeemed its shares principally in-kind, will be passed on to purchasers and redeemers of Creation Units in the form of creation and redemption transaction fees. Brazil may also impose higher local tax rates on transactions involving certain companies. In addition, these factors may result in wider spreads between the bid and the offered prices of a Fund's shares than for more conventional exchange-traded funds.

The First Trust Asia Pacific Ex-Japan AlphaDEX(R) Fund invests in securities issued by companies operating in the Asia Pacific region. The Fund is more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Asia Pacific region than a fund that is more geographically diversified. The region has historically been highly dependent on global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship creates a risk with this dependency on global growth. The respective stock markets tend to have a larger prevalence of smaller companies that are inherently more volatile and less liquid than larger comparables. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights, and corporate governance standards are also common for the region. The Fund invests heavily in companies operating in South Korea and Hong Kong. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending by these economies on South Korean products and services or negative changes in any of these economies, mainly in China or Southeast Asia, may cause an adverse impact on the South Korean economy. Also, the political tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate on the Korean peninsula. Hong Kong companies are subject to risks related to Hong Kong's political and economic environment and the volatility of and the concentration of real estate companies listed on the Hong Kong Stock Exchange. Because of Hong Kong's reversion to China, any increase in uncertainty as to the economic and political status of Hong Kong or a deterioration of the relationship between China and the United States, could have negative implications on stocks listed on the Hong Kong Stock Exchange. Securities prices on the Hong Kong Stock Exchange, and specifically the Hang Seng Index, can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets.

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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2014 (UNAUDITED)

The First Trust Europe AlphaDEX(R) Fund invests in securities issued by companies operating in Europe. The Fund is therefore subject to certain risks associated specifically with Europe. A significant number of countries in Europe are member states in the European Union (the "EU"), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank. In addition, European corporations, and other entities with significant markets or operations in Europe (whether or not in the participating countries), face strategic challenges as these entities adapt to a single transnational currency. The Euro conversion may have a material impact on revenues, expenses or income from operations; increase competition due to the increased price transparency of EU markets; affect issuers' currency exchange rate risk and derivatives exposure; disrupt current contracts; cause issuers to increase spending on information technology updates required for the conversion; and result in potential adverse tax consequences.

The First Trust Latin America AlphaDEX(R) Fund invests in securities issued by companies operating in Latin America. The Fund is therefore subject to certain risks associated specifically with this region. The value of Fund shares may be adversely affected by political, economic, and social instability; inadequate investor protection; changes in laws or regulations of countries within Latin America; international relations with other nations; natural disasters; corruption and military activity. The economies of many Latin American countries differ from the economies of more developed countries in many respects. Certain Latin American countries are highly dependent upon and may be affected by developments in the United States, Europe and other Latin American economies. The Fund invests heavily in companies operating in Brazil. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices. Brazilian securities may also be subject to restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States.

The First Trust Brazil AlphaDEX(R) Fund invests in companies that are operating in Brazil. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices. Brazilian securities may also be subject to restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like Brazil.

The First Trust China AlphaDEX(R) Fund may invest in H shares, depositary receipts and U.S.-listed common stock of companies that are domiciled in China, including Hong Kong. Some Chinese companies are listed on both the Hong Kong Stock Exchange with H shares and the Shanghai Stock Exchange with A shares. Price differentials between H shares and A shares of the same company may be significant. Also, price fluctuations of A shares are limited to either 5% or 10% per trading day, while no such limitations exist for H shares. Therefore, H shares may be susceptible to greater price fluctuations. Investing in securities of companies in China involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China's economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies. Chinese securities may also be subject to greater restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like China.

The First Trust Japan AlphaDEX(R) Fund, First Trust Developed Markets Ex-US AlphaDEX(R) Fund, First Trust Developed Markets Ex-US Small Cap AlphaDEX(R) Fund and First Trust Emerging Markets Small Cap AlphaDEX(R) Fund invest in common stock of companies operating in Japan. Because Japan's economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan's economy may also be affected by economic, political or social instability in those countries. Despite a strengthening in the economic relationship between Japan and China, the countries' political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Japanese securities may also be subject to lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States.

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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2014 (UNAUDITED)

Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative affect on Japan's economy, and may continue to do so.

The First Trust South Korea AlphaDEX(R) Fund invests in common stock of companies that are domiciled in South Korea. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending by these economies on South Korean products and services or negative changes in any of these economies, mainly in China or Southeast Asia, may cause an adverse impact on the South Korean economy. Furthermore, South Korea's economy is also dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies. Also, the political tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate on the Korean peninsula. South Korean securities may also be subject to restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. These risks may be heightened for securities of companies located in, or with significant operations in, an emerging market country like South Korea.

The First Trust Germany AlphaDEX(R) Fund invests in securities of companies that are domiciled or operating in Germany. Investing in securities of German companies involves additional risks, including, but not limited to: significant demographic challenges to sustained long-term growth; low fertility rates and declining net immigration putting pressure on the country's social welfare system; and the costly and time-consuming modernization and integration of the eastern German economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of Germany and the surrounding region.

The First Trust Canada AlphaDEX(R) Fund invests in securities issued by companies that are domiciled or operating in Canada. Investing in securities of Canadian companies may involve additional risks. The Canadian and U.S. economies are closely integrated and Canada therefore relies on significant investment from U.S. sources. As a major producer of forest products, metals, agricultural products and energy-related products, Canada is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Continued demands by the Province of Quebec for sovereignty could significantly affect the Canadian market, particularly if such demands are met. In addition, a small number of industries represent a large portion of the Canadian market.

The First Trust Australia AlphaDEX(R) Fund invests in securities issued by companies that are domiciled or operating in Australia. Investing in securities of Australian companies may involve additional risks. The Australian economy is heavily dependent on the Asian, European and U.S. markets. Reduced spending by any of these economies on Australian products may adversely affect the Australian market. Additionally, Australia is located in a geographic region that has historically been prone to natural disasters. The occurrence of a natural disaster in the region could negatively impact the Australian economy and affect the value of the securities held by the Fund.

The First Trust United Kingdom AlphaDEX(R) Fund invests in securities issued by companies that are domiciled or operating in a country that is part of the United Kingdom (i.e., England, Ireland, Scotland and Wales) and is therefore subject to certain risks associated with the United Kingdom and Europe as a whole. The United Kingdom is a member of the European Union ("EU"), and consequently, is a part of one of the largest common markets in the world. However, the continued implementation of the EU provisions and recent rapid political and social change throughout Europe make the extent and nature of future economic development in the United Kingdom and the rest of Europe and their effect on securities issued by United Kingdom companies impossible to predict. Despite the fact that the United Kingdom did not convert to the Euro, the European sovereign debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of the United Kingdom and the surrounding region.

The First Trust Taiwan AlphaDEX(R) Fund invests in securities issued by companies that are domiciled or operating in the Taiwan. Certain characteristics of Taiwan's economy and geographic location also subject the Fund to certain risks. Taiwan is a small island state with few raw material resources and limited land area and thus it relies heavily on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Also, rising labor costs and increasing environmental consciousness have led some labor-intensive industries to relocate to countries with cheaper work forces, and continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan's economy also is intricately linked with economies of other Asian countries, which are often emerging market economies that often experience over-extensions of credit, frequent and pronounced currency fluctuations, devaluations and restrictions, rising unemployment and fluctuations in inflation. Political and social unrest in other Asian countries could cause further economic and market uncertainty in Taiwan. In particular, the Taiwanese economy is dependent on the economies of Japan and China, and also the United States, and a reduction in purchases by any of them of Taiwanese products and services or negative changes in their economies would likely have an adverse impact on the Taiwanese economy. Taiwan's geographic proximity to the People's Republic of China and Taiwan's history of political contention with China have resulted in ongoing tensions with China, including the continual risk of military conflict with China. These tensions may materially affect the Taiwanese economy and securities markets.

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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2014 (UNAUDITED)

The First Trust Hong Kong AlphaDEX(R) Fund invests in securities issued by companies that are domiciled or operating in Hong Kong and is therefore subject to certain risks associated specifically with Hong Kong, including Hong Kong's political and economic environment and the volatility of and the concentration of real estate companies listed on the Hong Kong Stock Exchange. Because of Hong Kong's reversion to China, any increase in uncertainty as to the economic and political status of Hong Kong or a deterioration of the relationship between China and the United States, could have negative implications on stocks listed on the Hong Kong Stock Exchange. Securities prices on the Hong Kong Stock Exchange can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets.

The First Trust Switzerland AlphaDEX(R) Fund invests in securities issued by companies that are domiciled or operating in Switzerland and is therefore subject to certain risks associated with Switzerland and Europe as a whole. Although Switzerland is not a member of the EU, the Swiss economy is dependent on the economies of other European nations as key trading partners. Any reduction in spending by other European countries could have a negative effect on the Swiss economy. Additionally, the European sovereign-debt crisis has resulted in a weakened Euro and has put into question the future financial prospects of the surrounding region. The ongoing implementation of the EU provisions and Euro conversion process may materially impact revenues, expenses or income and increase competition for other European companies, which could have an effect on the Swiss economy, and in turn, the securities in which the Fund invests.

Funds may be more susceptible to any single economic, political or regulatory occurrence affecting one or more of these and to the issuers, experience increased volatility and be highly concentrated in certain issues.

Each Fund invests in securities of non-U.S. issuers. Investing in securities of non-U.S. issuers, which are generally denominated in non-U.S. currencies, may involve certain risks not typically associated with investing in securities of U.S. issuers. Some of these risks may include, but are not limited to, the following: (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) non-U.S. markets may be smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of a Fund's investments;
(iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make distribution payments to investors located in the United States due to blockage of non-U.S. currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease a Fund's return. These risks may be more pronounced to the extent that a Fund invests a significant amount of its assets in companies located in one country.

Each Fund is subject to financial companies risk. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

The First Trust Europe AlphaDEX(R) Fund, First Trust Latin America AlphaDEX(R) Fund, First Trust Japan AlphaDEX(R) Fund, First Trust Developed Markets Ex-US AlphaDEX(R) Fund, First Trust Developed Markets Ex-US Small Cap AlphaDEX(R) Fund, and First Trust Emerging Markets Small Cap AlphaDEX(R) Fund invest in the securities of companies in the industrials and producer durables sectors. Many companies in these sectors convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in these sectors are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

The First Trust Latin America AlphaDEX(R) Fund and First Trust Brazil AlphaDEX(R) Fund invest in the securities of companies in the utilities sector. General problems of issuers in the utilities sector include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

The First Trust Germany AlphaDEX(R) Fund invests in the securities of companies in the consumer discretionary sector. Companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

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                FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II
                           JUNE 30, 2014 (UNAUDITED)

The First Trust Brazil AlphaDEX(R) Fund invests in the securities of companies in the materials sector. Companies in the materials sector are involved in the extracting or processing of raw materials. General risks of these companies include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

The First Trust Japan AlphaDEX(R) Fund, First Trust South Korea AlphaDEX(R) Fund, and First Trust Taiwan AlphaDEX(R) Fund invest in the securities of companies in the technology sector. General risks of technology companies include the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel.

         NOT FDIC INSURED     NOT BANK GUARANTEED      MAY LOSE VALUE

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FIRST TRUST

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND II

----------------------------

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187


ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606


LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEMS 6. SCHEDULE OF INVESTMENTS.

(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable.

(a)   (2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
      Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)   (3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)     First Trust Exchange-Traded AlphaDEX(R) Fund II
             -----------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 21, 2014
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 21, 2014
     ------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: August 21, 2014
     ------------------

* Print the name and title of each signing officer under his or her signature.